April 30, 2002

Semi Annual Report

Value Fund

Diversified Stock Fund

Stock Index Fund

Growth Fund

Established Value Fund

Special Value Fund

Small Company Opportunity Fund

International Growth Fund

Nasdaq-100 Index(R) Fund

LifeChoice Conservative Investor Fund

LifeChoice Moderate Investor Fund

LifeChoice Growth Investor Fund

Balanced Fund

Convertible Fund

Real Estate Fund

Intermediate Income Fund

Fund for Income

National Municipal Bond Fund

New York Municipal Bond Fund

Ohio Municipal Bond Fund

Victory Funds
LOGO (R)

The Victory Portfolios

Table of Contents

Shareholder Letter                                                            3

How To Read Your Financial Statement                                          4

Financial Statements                                                          6

The Victory Equity Funds

Value Fund

Schedules of Investments                                                      6
Statement of Assets and Liabilities                                          21
Statement of Operations                                                      22
Statement of Changes in Net Assets                                           23
Financial Highlights                                                         25

Diversified Stock Fund

Schedules of Investments                                                      8
Statement of Assets and Liabilities                                          21
Statement of Operations                                                      22
Statement of Changes in Net Assets                                           23
Financial Highlights                                                      26-28

Stock Index Fund

Schedules of Investments                                                     10
Statement of Assets and Liabilities                                          21
Statement of Operations                                                      22
Statement of Changes in Net Assets                                           23
Financial Highlights                                                         29

Growth Fund

Schedules of Investments                                                     17
Statement of Assets and Liabilities                                          21
Statement of Operations                                                      22
Statement of Changes in Net Assets                                           24
Financial Highlights                                                         30

Established Value Fund

Schedules of Investments                                                     19
Statement of Assets and Liabilities                                          21
Statement of Operations                                                      22
Statement of Changes in Net Assets                                           24
Financial Highlights                                                         31

Special Value Fund

Schedules of Investments                                                     32
Statement of Assets and Liabilities                                          43
Statement of Operations                                                      44
Statement of Changes in Net Assets                                           45
Financial Highlights                                                         46

Victory Capital Management Inc., a subsidiary of KeyCorp, is the investment adviser to the Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc. receives fees for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at victoryfunds.com or call
1-800-539-3863. Read it carefully before you invest or send money.

NOT FDIC INSURED
Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Victory Funds
LOGO (R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.victoryfunds.com

Small Company Opportunity Fund

Schedules of Investments                                                     34
Statement of Assets and Liabilities                                          43
Statement of Operations                                                      44
Statement of Changes in Net Assets                                           45
Financial Highlights                                                      47-48

International Growth Fund
Schedules of Investments                                                     36
Statement of Assets and Liabilities                                          43
Statement of Operations                                                      44
Statement of Changes in Net Assets                                           45
Financial Highlights                                                         49

Nasdaq-100 Index(R) Fund

Schedules of Investments                                                     41
Statement of Assets and Liabilities                                          43
Statement of Operations                                                      44
Statement of Changes in Net Assets                                           45
Financial Highlights                                                         50

The Victory Specialty Funds

LifeChoice Conservative Investor Fund

Schedules of Investments                                                     51
Statement of Assets and Liabilities                                          54
Statement of Operations                                                      55
Statement of Changes in Net Assets                                           56
Financial Highlights                                                         57

LifeChoice Moderate Investor Fund

Schedules of Investments                                                     52
Statement of Assets and Liabilities                                          54
Statement of Operations                                                      55
Statement of Changes in Net Assets                                           56
Financial Highlights                                                         58

LifeChoice Growth Investor Fund

Schedules of Investments                                                     53
Statement of Assets and Liabilities                                          54
Statement of Operations                                                      55
Statement of Changes in Net Assets                                           56
Financial Highlights                                                         59

Balanced Fund

Schedules of Investments                                                     60
Statement of Assets and Liabilities                                          71
Statement of Operations                                                      72
Statement of Changes in Net Assets                                           73
Financial Highlights                                                         74

Convertible Fund

Schedules of Investments                                                     66
Statement of Assets and Liabilities                                          71
Statement of Operations                                                      72
Statement of Changes in Net Assets                                           73
Financial Highlights                                                         75

Real Estate Fund

Schedules of Investments                                                     70
Statement of Assets and Liabilities                                          71
Statement of Operations                                                      72
Statement of Changes in Net Assets                                           73
Financial Highlights                                                         76

The Victory Taxable Fixed Income Funds

Intermediate Income Fund

Schedules of Investments                                                     77
Statement of Assets and Liabilities                                          82
Statement of Operations                                                      83
Statement of Changes in Net Assets                                           84
Financial Highlights                                                         85

Fund for Income

Schedules of Investments                                                     80
Statement of Assets and Liabilities                                          82
Statement of Operations                                                      83
Statement of Changes in Net Assets                                           84
Financial Highlights                                                      86-87

The Victory Tax-Exempt Fixed Income Funds

National Municipal Bond Fund

Schedules of Investments                                                     88
Statement of Assets and Liabilities                                          99
Statement of Operations                                                     100
Statement of Changes in Net Assets                                          101
Financial Highlights                                                        102

New York Municipal Bond Fund

Schedules of Investments                                                     91
Statement of Assets and Liabilities                                          99
Statement of Operations                                                     100
Statement of Changes in Net Assets                                          101
Financial Highlights                                                        103

Ohio Municipal Bond Fund

Schedules of Investments                                                     93
Statement of Assets and Liabilities                                          99
Statement of Operations                                                     100
Statement of Changes in Net Assets                                          101
Financial Highlights                                                        104

Notes to Financial Statements                                               105

Letter to our Shareholders

As we reach the mid-point of our fiscal year, I am pleased to present to you the Semi-Annual report for the Victory Funds, for the period ended April 30, 2002.

During the past six months, we've seen a modest, but steady improvement in the economy, encouraged by continued low interest rates and economic data suggesting the recession ended in January/February. While the Federal Reserve may raise interest rates later this year, we believe and have faith in a robust economy, based on strong economic indicators and a market eager for sustained corporate earnings.

We re-dedicate ourselves to manage the funds with the singular purpose of meeting the needs of our investors and focusing on our strengths -- a disciplined investment approach augmented by a rigorous research process and implemented by teams of experienced and seasoned professionals in both the equity and fixed income arenas.

As investment professionals, we encourage you to remember the fundamentals of investing -- review your objectives at least once a year, re-assess your risk levels, maintain a diversified portfolio and invest for the long-term. These time-tested principals have served many investors well in the past, and we believe will continue to do so in the future.

Thank you for choosing the Victory Funds as part of your investment program. We encourage you to call the Victory Funds Service Center at 1.800.539.FUND if you have questions or comments. Be sure to visit our web site at www.victoryfunds.com for information relating to fund performance and up-to-date information on any of our funds or services.

/s/ Leigh A. Wilson

Leigh A. Wilson
President
Victory Funds

How To Read Your Financial Statement

This guide will assist you in extracting information from the report which is most important to you. The Financial Statements summarize and describe the Fund's financial transactions. They are broken down into four different statements.

Statements of Assets and Liabilities >

Presents all of the assets and liabilities of each mutual Fund. This is each individual Fund's "balance sheet" as of the date of the statement.

(GRAPHIC)

1 Summary of the mutual fund's assets stated at market value including investments owned, dividends, interest and other amounts owed to each Fund by outside parties, and other assets owned by each fund.

2 Summary of all amounts owed by each Fund including distributions declared but not yet paid to shareholders and other amounts due to outside parties.

3 Summary of the amounts that comprise each Fund's net assets including capital, undistributed net investment income, unrealized gains from investments owned and realized gains from investments sold.

4 The number of shares owned by shareholders of each Fund.

5 The market worth of each mutual fund's total net assets divided by the number of outstanding shares.

6 The net asset value per share plus sales charges.

Statements of Operations >

Presents the results of operating activities during the period.

(GRAPHIC)

1 Investment income includes dividend and interest income earned from holding investments.

2 Summary of expenses incurred by each Fund from its operations.

3 Summary of realized gains or losses from selling each Fund's investments and the change during the period in unrealized gains or losses from holding each Fund's investments.

4 Net change due to mutual fund operations.

Statements of Changes in Net Assets >

Presents the activity that affects the value of total net assets of each Fund during the two most recent reporting periods.

(GRAPHIC)

1 See Statement of Operations.

2 Distributions declared to shareholders from net investment income or from net realized gains during the periods. Each Fund declares distributions based on investment income and taxable realized gains, which may differ from the Fund's operations for financial statement purposes. Thus, distributions may exceed net investment income or realized gains.

3 Dollar amount of mutual
  fund shares issued, reinvested and redeemed during the periods. Detail of this activity pertaining to Funds with two share classes is presented in the footnotes.

4 Compares total net assets as of the end of the current and prior periods.

5 Number of mutual fund shares issued, reinvested and redeemed during the periods. Detail of this activity pertaining to Funds with two share classes is presented in the footnotes.

Financial Highlights >

Present changes in net asset value per share as well as certain ratios and supplementary data for the five most recent reporting periods.

(GRAPHIC)

1 The table presents changes in the net asset value per share caused by the Fund's investment activities and distributions

2 Total return presents the
  historical return on an investment in the Fund throughout the period including changes in net asset value per share and reinvestment of dividends. The total return presented excludes sales charges.

3 Actual ratios of
  expenses and net investment income to average net assets during the period.

4 Hypothetical ratios of expenses and net investment income to average net assets during the period assuming no fee waivers or expense reimbursements had occurred.

5 Portfolio turnover presents the rate of investment activity.
  Higher turnover indicates more active investment purchases and sales.

The Notes to Financial Statements provide explanatory information to the financial statements. These include information on accounting methods used by the mutual Fund, contractual arrangements between the Fund and its service providers, certain transactions affecting the Fund, and other general information about the Fund.

THE VICTORY PORTFOLIOS                Schedules of Investments
Value Fund                                      April 30, 2002

(Amounts in Thousands, Except Shares)              (Unaudited)


                                          Shares or
                                          Principal     Market
Security Description                       Amount       Value

Commercial Paper (0.7%)

General Electric Capital Corp.,
  1.92%, 5/1/02                           $  2,963    $  2,963

Total Commercial Paper (Cost $2,963)                     2,963

Common Stocks (99.3%)

Advertising (1.0%):
Interpublic Group of Cos., Inc.            148,350       4,581

Aerospace/Defense (3.2%):
Boeing Co.                                 100,100       4,464
Honeywell International, Inc.              271,390       9,955

                                                        14,419

Airlines (0.2%):
AMR Corp. (b)                               50,000       1,074

Aluminum (1.1%):
Alcoa, Inc.                                142,400       4,846

Apparel (1.1%):
Jones Apparel Group, Inc. (b)              127,400       4,962

Automotive (0.7%):
Ford Motor Co.                             211,200       3,379

Automotive Parts (0.4%):
Eaton Corp.                                 23,500       1,988

Banks (8.9%):
Bank of America Corp.                      186,774      13,537
FleetBoston Financial Corp.                247,400       8,733
J.P. Morgan Chase & Co.                    213,600       7,497
Mellon Financial Corp.                      96,099       3,629
PNC Financial Services Group, Inc.         126,300       6,965

                                                        40,361

Beverages (0.9%):
Anheuser-Busch Cos., Inc.                   76,400       4,049

Brokerage Services (1.8%):
Morgan Stanley Dean Witter & Co.           173,230       8,267

Chemicals -- General (2.5%):
Dow Chemical Co.                            74,900       2,382
Eastman Chemical Co.                        95,000       4,190
Praxair, Inc.                               87,100       4,973

                                                        11,545

Computers & Peripherals (3.3%):
Cisco Systems, Inc. (b)                    199,683       2,925
Dell Computer Corp. (b)                     88,400       2,328
Electronic Data Systems Corp.               34,700       1,883
Hewlett-Packard Co.                        222,400       3,804
International Business Machines Corp.       31,500       2,638
Sun Microsystems, Inc. (b)                 175,000       1,432

                                                        15,010

Consulting Services (0.5%):
KPMG Consulting, Inc. (b)                  139,300       2,438


                                                        Market
Security Description                       Shares       Value

Consumer Products (1.5%):
Fortune Brands, Inc.                        80,600    $  4,212
Procter & Gamble Co.                        28,350       2,559

                                                         6,771

Cosmetics & Toiletries (0.8%):
Kimberly-Clark Corp.                        54,300       3,536

Electrical Equipment (2.0%):
Emerson Electric Co.                       173,800       9,279

Electronic & Electrical -- General (2.0%):
General Electric Co.                       283,000       8,929

Electronics (0.8%):
Johnson Controls, Inc.                      28,915       2,494
Parker-Hannifin Corp.                       23,700       1,184

                                                         3,678

Entertainment (0.5%):
Brunswick Corp.                             87,754       2,474

Financial Services (5.6%):
American Express Co.                       117,000       4,798
Citigroup, Inc.                            310,800      13,458
Fannie Mae                                  89,400       7,056

                                                        25,312

Food Processing & Packaging (1.2%):
Sara Lee Corp.                             266,600       5,647

Forest Products -- Lumber & Paper (1.3%):
International Paper Co.                     82,450       3,416
MeadWestvaco Corp.                          87,600       2,572

                                                         5,988

Health Care (2.6%):
HCA, Inc.                                  154,100       7,365
Health Management Associates, Inc.,
  Class A (b)                              210,800       4,498

                                                        11,863

Heavy Machinery (0.9%):
Deere & Co.                                 44,600       1,996
Ingersoll-Rand Co.                          42,000       2,098

                                                         4,094

Insurance -- Multi-Line (4.8%):
Allstate Corp.                              81,051       3,221
American International Group, Inc.         196,900      13,609
Lincoln National Corp.                     102,350       4,903

                                                        21,733

Insurance -- Property, Casualty,
  Health (2.1%):
Chubb Corp.                                 50,250       3,854
St. Paul Cos., Inc.                        118,699       5,913

                                                         9,767

Manufacturing -- Miscellaneous (0.8%):
Textron, Inc.                               75,200       3,698

                      See notes to financial statements.

Value Fund                                      April 30, 2002

(Amounts in Thousands, Except Shares)              (Unaudited)


                                                        Market
Security Description                       Shares       Value

Media (3.0%):
AOL Time Warner, Inc. (b)                  319,100    $  6,069
Viacom, Inc., Class B (b)                  165,308       7,786

                                                        13,855

Medical Supplies (0.7%):
Baxter International, Inc.                  56,400       3,209

Newspapers (1.1%):
Gannett Co., Inc.                           68,800       5,043

Oil & Gas Exploration,
  Production & Services (3.0%):
Amerada Hess Corp.                          56,001       4,305
Anadarko Petroleum Corp.                    73,115       3,935
Kerr-McGee Corp.                            70,150       4,195
Transocean Sedco Forex, Inc.                34,000       1,207

                                                        13,642

Oil-Integrated Companies (5.6%):
ChevronTexaco Corp.                        122,200      10,596
Conoco, Inc.                               167,000       4,684
Exxon Mobil Corp.                          184,578       7,414
Unocal Corp.                                69,200       2,574

                                                        25,268

Oilfield Services & Equipment (1.3%):
Schlumberger Ltd.                          105,300       5,765

Pharmaceuticals (7.1%):
Abbott Laboratories                        120,200       6,484
Merck & Co., Inc.                           95,100       5,168
Pfizer, Inc.                               292,150      10,619
Pharmacia Corp.                             94,800       3,909
Wyeth                                      109,500       6,242

                                                        32,422

Pipelines (1.3%):
El Paso Corp.                              142,800       5,712

Railroads (1.1%):
Union Pacific Corp.                         90,900       5,163

Restaurants (1.0%):
Wendy's International, Inc.                115,950       4,337

Retail (2.2%):
Target Corp.                               229,950      10,037

Retail -- Department Stores (1.1%):
May Department Stores Co.                  138,500       4,803

Semiconductors (1.9%):
Intel Corp.                                121,500       3,476
LSI Logic Corp. (b)                        156,000       2,005
Texas Instruments, Inc.                     98,000       3,031

                                                         8,512


                                                        Market
Security Description                       Shares       Value

Software & Computer Services (2.6%):
BMC Software, Inc. (b)                     188,100    $  2,720
Microsoft Corp. (b)                        170,900       8,931

                                                        11,651

Telecommunications -- Equipment (1.9%):
Lucent Technologies, Inc.                  464,300       2,136
Motorola, Inc.                             368,849       5,680
Nortel Networks Corp.                      263,500         896

                                                         8,712

Tobacco & Tobacco Products (1.0%):
Philip Morris Cos., Inc.                    82,100       4,469

Utilities -- Electric (4.7%):
Cinergy Corp.                               51,100       1,816
Constellation Energy Group, Inc.            67,499       2,155
Duke Energy Corp.                          206,800       7,926
Exelon Corp.                               121,300       6,587
FPL Group, Inc.                             49,100       3,117

                                                        21,601

Utilities -- Telecommunications (6.2%):
Alltel Corp.                               204,600      10,128
SBC Communications, Inc.                   214,438       6,660
Verizon Communications                     249,106       9,992
WorldCom, Inc. (b)                         584,800       1,450

                                                        28,230

Total Common Stocks (Cost $434,493)                    452,119

Total Investments (Cost $437,456) (a) -- 100.0%        455,082

Liabilities in excess of other assets -- 0.0%             (37)

NET ASSETS -- 100.0%                                  $455,045

(a) Cost for federal income tax purposes differs from values by net unrealized appreciation as follows (amounts in thousands):

     Unrealized appreciation                         $ 70,286
     Unrealized depreciation                          (52,660)
     Net unrealized appreciation                     $ 17,626

(b)  Non-income producing securities.

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
Diversified Stock Fund                          April 30, 2002

(Amounts in Thousands, Except Shares)              (Unaudited)


                                          Shares or
                                          Principal     Market
Security Description                       Amount       Value

Commercial Paper (1.9%)

General Electric Capital Corp.,
  1.92%, 5/1/02                           $ 27,141  $   27,141

Total Commercial Paper (Cost $27,141)                   27,141

Common Stocks (96.9%)

Aerospace/Defense (1.0%):
Honeywell International, Inc.              410,000      15,039

Aluminum (2.5%):
Alcoa, Inc.                              1,059,032      36,039

Apparel (1.1%):
Jones Apparel Group, Inc. (b)              400,000      15,580

Automotive Parts (1.3%):
Eaton Corp.                                225,000      19,037

Banks (8.1%):
Bank One Corp.                             550,000      22,479
Mellon Financial Corp.                     675,000      25,488
PNC Financial Services Group, Inc.         530,000      29,229
Wachovia Corp.                           1,025,000      38,990

                                                       116,186

Biotechnology (3.5%):
Amgen, Inc. (b)                            470,000      24,853
Chiron Corp. (b)                           325,000      13,153
Genentech, Inc. (b)                        345,000      12,248

                                                        50,254

Computers & Peripherals (6.1%):
Dell Computer Corp. (b)                    500,000      13,170
EMC Corp. (b)                            1,625,000      14,853
International Business Machines Corp.      240,400      20,135
Sun Microsystems, Inc. (b)               2,300,000      18,814
Unisys Corp. (b)                         1,495,000      20,182

                                                        87,154

Cosmetics & Toiletries (5.4%):
Avon Products, Inc.                        275,000      15,359
Gillette Co.                               780,000      27,674
Kimberly-Clark Corp.                       540,000      35,165

                                                        78,198

Electrical Equipment (0.9%):
Emerson Electric Co.                       240,000      12,814

Electronic & Electrical -- General (1.8%):
General Electric Co.                       800,000      25,240

Electronics (0.8%):
Thermo Electron Corp. (b)                  645,000      12,191

Entertainment (2.3%):
Walt Disney Co.                          1,450,000      33,611

Financial Services (1.6%):
Franklin Resources, Inc.                   550,000      23,045

Forest Products --
  Lumber & Paper (2.2%):
International Paper Co.                    760,000      31,487



                                                        Market
Security Description                       Shares       Value

Health Care (1.9%):
Medtronic, Inc.                            600,000  $   26,814

Heavy Machinery (6.6%):
Caterpillar, Inc.                          870,000      47,519
Deere & Co.                                512,900      22,957
Ingersoll-Rand Co.                         500,000      24,975

                                                        95,451

Insurance -- Multi-Line (3.7%):
Allstate Corp.                             525,000      20,863
American International Group, Inc.         198,609      13,728
Principal Financial Group, Inc. (b)        695,000      19,321

                                                        53,912

Insurance -- Property, Casualty,
  Health (2.3%):
St. Paul Cos., Inc.                        675,000      33,622

Manufacturing -- Miscellaneous (2.6%):
3M Co.                                     155,000      19,499
Textron, Inc.                              355,000      17,459

                                                        36,958

Media (3.9%):
AOL Time Warner, Inc. (b)                1,575,000      29,957
Viacom, Inc., Class B (b)                  550,000      25,905

                                                        55,862

Medical Supplies (0.8%):
Biomet, Inc.                               384,675      10,859

Metals -- Fabrication (0.6%):
Kennametal, Inc.                           210,000       8,329

Office Equipment & Supplies
  (Non-Computer Related) (1.5%):
Staples, Inc. (b)                        1,055,000      21,068

Oil & Gas Exploration,
  Production & Services (3.5%):
Anadarko Petroleum Corp.                   125,000       6,728
Kerr-McGee Corp.                           320,000      19,136
Transocean Sedco Forex, Inc.               700,000      24,850

                                                        50,714

Oil Marketing & Refining (1.3%):
Valero Energy Corp.                        440,000      18,990

Oilfield Services & Equipment (2.5%):
Schlumberger Ltd.                          654,000      35,807

Pharmaceuticals (10.6%):
Abbott Laboratories                        345,000      18,613
Bristol-Myers Squibb Co.                 1,050,000      30,240
GlaxoSmithKline PLC-ADR                    239,010      11,484
Merck & Co., Inc.                          750,000      40,755
Pharmacia Corp.                          1,025,000      42,260
Wyeth                                      125,000       7,125

                                                       150,477

Pipelines (0.4%):
El Paso Corp.                              150,000       6,000

                      See notes to financial statements.

Diversified Stock Fund                          April 30, 2002

(Amounts in Thousands, Except Shares)              (Unaudited)


                                                        Market
Security Description                       Shares       Value

Railroads (2.2%):
Norfolk Southern Corp.                   1,484,000  $   31,802

Retail (1.0%):
Target Corp.                               335,000      14,623

Retail -- Specialty Stores (1.9%):
Tiffany & Co.                              700,000      27,825

Semiconductors (0.9%):
LSI Logic Corp. (b)                      1,050,600      13,500

Software & Computer Services (2.7%):
BMC Software, Inc. (b)                     550,001       7,953
Microsoft Corp. (b)                        460,200      24,050
Oracle Corp. (b)                           750,000       7,530

                                                        39,533

Telecommunications -- Cellular (1.5%):
Sprint PCS Group (b)                     1,875,000      21,019

Telecommunications -- Equipment (2.9%):
Motorola, Inc.                           1,625,000      25,025
Nokia Corp. -- ADR                         600,000       9,756
Nortel Networks Corp.                    2,000,000       6,800

                                                        41,581

Toys (1.3%):
Mattel, Inc.                               925,000      19,092

Utilities -- Electric (1.0%):
Duke Energy Corp.                          390,000      14,949

Utilities -- Telecommunications (0.7%):
SBC Communications, Inc.                   325,000      10,095

Total Common Stocks (Cost $1,366,030)                1,394,757

Total Investments (Cost $1,393,171) (a) -- 98.8%     1,421,898

Other assets in excess of liabilities -- 1.2%           16,702

NET ASSETS -- 100.0%                                $1,438,600

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                        $ 147,559
     Unrealized depreciation                         (118,832)
     Net unrealized appreciation                    $  28,727

(b)  Non-income producing securities.

ADR -- American Depositary Receipts

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
Stock Index Fund                                April 30, 2002

(Amounts in Thousands, Except Shares)              (Unaudited)


                                          Shares or
                                          Principal     Market
Security Description                       Amount       Value

Commercial Paper (1.0%)

General Electric Capital Corp.,
  1.92%, 5/1/02                           $  5,326    $  5,326

Total Commercial Paper (Cost $5,326)                     5,326

Common Stocks (98.8%)

Advertising (0.3%):
Interpublic Group of Cos., Inc.             19,423         600
Omnicom Group, Inc.                          9,559         834

                                                         1,434

Aerospace/Defense (1.9%):
B.F. Goodrich Co.                            5,232         167
Boeing Co.                                  43,073       1,922
General Dynamics Corp.                      10,379       1,008
Honeywell International, Inc.               41,825       1,534
Lockheed Martin Corp.                       22,805       1,434
Northrop Grumman Corp.                       5,674         685
Raytheon Co., Class B                       20,106         850
Rockwell Collins, Inc.                       9,440         225
United Technologies Corp.                   24,317       1,706

                                                         9,531

Airlines (0.2%):
AMR Corp. (b)                                7,964         171
Delta Air Lines, Inc.                        6,340         176
Southwest Airlines Co.                      39,437         718
U.S. Airways Group, Inc. (b)                 3,504          18

                                                         1,083

Aluminum (0.4%):
Alcan Aluminum Ltd.                         16,506         605
Alcoa, Inc.                                 43,591       1,483

                                                         2,088

Apparel (0.1%):
Jones Apparel Group, Inc. (b)                6,454         252
Liz Claiborne, Inc.                          5,412         169
VF Corp.                                     5,709         250

                                                           671

Apparel/Footwear (0.2%):
Nike, Inc., Class B                         13,786         735
Reebok International Ltd. (b)                3,029          84

                                                           819

Automotive (0.7%):
Ford Motor Co.                              93,136       1,490
General Motors Corp.                        28,571       1,833
Navistar International Corp.                 3,083         123
PACCAR, Inc.                                 3,948         282

                                                         3,728


                                                        Market
Security Description                       Shares       Value

Automotive Parts (0.3%):
Dana Corp.                                   7,642    $    155
Delphi Automotive Systems Corp.             28,813         447
Eaton Corp.                                  3,565         302
Genuine Parts Co.                            8,942         309
TRW, Inc.                                    6,499         357
Visteon Corp.                                6,705         104

                                                         1,674

Banks (7.2%):
AmSouth Bankcorp                            18,743         426
Bank of America Corp.                       80,917       5,866
Bank of New York Co., Inc.                  37,877       1,386
Bank One Corp.                              60,018       2,453
BB & T Corp.                                23,712         903
Comerica, Inc.                               9,161         576
Fifth Third Bancorp                         29,988       2,057
FleetBoston Financial Corp.                 53,681       1,895
Huntington Bancshares, Inc.                 12,922         262
J.P. Morgan Chase & Co.                    101,472       3,562
KeyCorp                                     21,780         612
Marshall & Ilsley Corp.                      5,505         350
Mellon Financial Corp.                      22,787         860
National City Corp.                         31,238         975
Northern Trust Corp.                        11,424         607
PNC Financial Services Group, Inc.          14,812         817
Regions Financial Corp.                     11,697         410
SouthTrust Corp.                            17,821         475
State Street Corp.                          16,700         854
SunTrust Banks, Inc.                        14,844       1,009
Synovus Financial Corp.                     14,982         405
U.S. Bancorp                                98,155       2,326
Union Planters Corp.                         7,067         354
Wachovia Corp.                              69,991       2,662
Wells Fargo Co.                             87,186       4,460
Zions Bancorporation                         4,720         255

                                                        36,817

Beverages (3.0%):
Anheuser-Busch Cos., Inc.                   45,480       2,410
Brown-Forman Corp., Class B                  3,512         276
Coca Cola Enterprises, Inc.                 22,873         449
Coca-Cola Co.                              127,791       7,095
Coors (Adolph) Co.                           1,858         124
Pepsi Bottling Group, Inc.                  14,673         420
PepsiCo, Inc.                               89,983       4,670

                                                        15,444

Biotechnology (1.0%):
Amgen, Inc. (b)                             53,890       2,849
Biogen, Inc. (b)                             7,608         331
Chiron Corp. (b)                             9,748         395
Genzyme Corp. (b)                           10,914         447
Immunex Corp. (b)                           28,012         760
MedImmune, Inc. (b)                         12,731         425

                                                         5,207

                      See notes to financial statements.

Stock Index Fund                                April 30, 2002

(Amounts in Thousands, Except Shares)              (Unaudited)


                                                        Market
Security Description                       Shares       Value

Brokerage Services (1.2%):
Charles Schwab Corp.                        70,289    $    801
Lehman Brothers Holdings, Inc.              12,563         741
Merrill Lynch & Co., Inc.                   43,312       1,817
Morgan Stanley Dean Witter & Co.            56,657       2,703
Stilwell Financial, Inc.                    11,384         243

                                                         6,305

Building Materials (0.2%):
Centex Corp.                                 3,149         177
KB Home                                      2,589         129
Masco Corp.                                 23,604         663
Vulcan Materials Co.                         5,211         240

                                                         1,209

Chemicals -- General (1.3%):
Air Products & Chemicals, Inc.              11,685         561
Ashland, Inc.                                3,566         146
Dow Chemical Co.                            46,384       1,475
E.I. Du Pont de Nemours                     52,724       2,346
Eastman Chemical Co.                         3,966         175
Englehard Corp.                              6,677         203
Great Lakes Chemical Corp.                   2,583          66
Hercules, Inc. (b)                           5,582          68
PPG Industries, Inc.                         8,683         454
Praxair, Inc.                                8,275         473
Rohm & Haas Co.                             11,336         421
Sigma-Aldrich Corp.                          3,775         179

                                                         6,567

Commercial Services (0.8%):
Cendant Corp. (b)                           50,480         908
Cintas Corp.                                 8,733         452
Concord EFS, Inc. (b)                       26,137         852
Convergys Corp. (b)                          8,850         245
Ecolab, Inc.                                 6,577         289
Moody's, Corp.                               8,024         350
Paychex, Inc.                               19,274         719
Quintiles Transnational Corp. (b)            6,152          87

                                                         3,902

Computers & Peripherals (4.9%):
Apple Computer, Inc. (b)                    18,176         441
Cisco Systems, Inc. (b)                    377,239       5,527
Compaq Computer Corp.                       87,638         890
Computer Sciences Corp. (b)                  8,789         394
Dell Computer Corp. (b)                    134,080       3,532
Electronic Data Systems Corp.               24,727       1,342
EMC Corp. (b)                              113,949       1,041
Gateway, Inc. (b)                           16,664          91
Hewlett-Packard Co.                         99,848       1,707
International Business Machines Corp.       88,597       7,420
Lexmark International Group, Inc. (b)        6,686         400
NCR Corp. (b)                                4,997         194
Network Appliance, Inc. (b)                 17,171         300
Sun Microsystems, Inc. (b)                 167,070       1,367
Symbol Technologies, Inc.                   11,749          99
Unisys Corp. (b)                            16,587         224

                                                        24,969


                                                        Market
Security Description                       Shares       Value

Construction (0.0%):
Fluor Corp.                                  4,121    $    170

Consulting Services (0.0%):
Sapient Corp. (b)                            6,498          32

Consumer Products (1.8%):
American Greetings Corp., Class A            3,279          58
Clorox Co.                                  11,975         530
Colgate-Palmolive Co.                       28,376       1,504
Fortune Brands, Inc.                         7,643         399
Newell Rubbermaid, Inc.                     13,728         431
Procter & Gamble Co.                        66,662       6,017
Tupperware Corp.                             2,990          69

                                                         9,008

Containers & Packaging (0.1%):
Ball Corp.                                   2,819         134
Bemis, Inc.                                  2,716         145
Pactiv Corp. (b)                             8,194         169
Sealed Air Corp. (b)                         4,308         192

                                                           640

Cosmetics & Toiletries (0.9%):
Alberto Culver Co.                           2,963         162
Avon Products, Inc.                         12,151         679
Gillette Co.                                54,276       1,925
International Flavor & Fragance, Inc.        4,877         157
Kimberly-Clark Corp.                        27,009       1,759

                                                         4,682

Distribution/Wholesale (0.2%):
Costco Wholesale Corp. (b)                  23,270         935

E-Commerce and Services (0.0%):
TMP Worldwide, Inc. (b)                      5,687         172

Electrical Equipment (0.3%):
Emerson Electric Co.                        21,639       1,155
W.W. Grainger, Inc.                          4,812         270

                                                         1,425

Electronic & Electrical -- General (3.1%):
General Electric Co.                       510,995      16,122

Electronics (0.5%):
American Power Conversion Corp. (b)         10,057         129
Applied Biosystems Group                    10,933         187
JDS Uniphase Corp. (b)                      69,808         303
Johnson Controls, Inc.                       4,510         389
Millipore Corp.                              2,457          98
Molex, Inc.                                  9,994         336
Parker-Hannifin Corp.                        6,026         301
PerkinElmer, Inc.                            6,316          81
Power-One, Inc. (b)                          4,057          34
Sanmina Corp. (b)                           26,892         280
Solectron Corp. (b)                         42,206         308
Tektronix, Inc. (b)                          4,733         104
Thermo Electron Corp. (b)                    9,145         173
Thomas & Betts Corp.                         2,992          70

                                                         2,793

                      See notes to financial statements.

Stock Index Fund                                April 30, 2002

(Amounts in Thousands, Except Shares)              (Unaudited)


                                                        Market
Security Description                       Shares       Value

Entertainment (0.6%):
Brunswick Corp.                              4,514    $    127
International Game Technology (b)            4,604         290
Walt Disney Co.                            104,886       2,431

                                                         2,848

Environmental Control (0.2%):
Allied Waste Industries, Inc. (b)           10,132         123
Waste Management, Inc.                      32,289         850

                                                           973

Financial & Insurance (0.1%):
AMBAC Financial Group, Inc.                  5,429         341
MBIA, Inc.                                   7,634         412

                                                           753

Financial Services (5.3%):
American Express Co.                        68,620       2,814
Bear Stearns Cos., Inc.                      5,136         318
Capital One Financial Corp.                 11,052         662
Citigroup, Inc.                            264,601      11,457
Countrywide Credit Industries, Inc.          6,312         295
Deluxe Corp.                                 3,414         150
Equifax, Inc.                                7,451         204
Fannie Mae                                  51,380       4,055
Federal Home Loan Mortgage Corp.            35,752       2,336
Franklin Resources, Inc.                    13,445         563
H&R Block, Inc.                              9,397         377
Household International, Inc.               23,541       1,372
MBNA Corp.                                  43,809       1,553
Providian Financial Corp.                   14,619         104
T. Rowe Price Group, Inc.                    6,345         223
USA Education, Inc.                          8,064         773

                                                        27,256

Food Distributors, Supermarkets
  & Wholesalers (0.8%):
Albertsons, Inc.                            20,898         701
Kroger Co. (b)                              41,168         937
Safeway, Inc. (b)                           25,813       1,084
SUPERVALU, Inc.                              6,812         204
Sysco Corp.                                 34,210         992
Winn-Dixie Stores, Inc.                      7,229         125

                                                         4,043

Food Processing & Packaging (1.5%):
Archer Daniels Midland Co.                  33,666         447
Campbell Soup Co.                           21,070         582
ConAgra, Inc.                               27,628         677
General Mills, Inc.                         18,788         828
H.J. Heinz Co.                              18,005         756
Hershey Foods Corp.                          6,975         474
Kellogg Co.                                 20,907         751
Sara Lee Corp.                              40,394         856
Unilever NV                                 29,399       1,901
Wm. Wrigley Jr. Co.                         11,585         637

                                                         7,909


                                                        Market
Security Description                       Shares       Value

Forest Products --
  Lumber & Paper (0.6%):
Boise Cascade Corp.                          2,986    $    101
Georgia Pacific Corp.                       11,818         342
International Paper Co.                     24,789       1,028
Louisiana Pacific Corp.                      5,373          63
MeadWestvaco Corp.                          10,216         300
Plum Creek Timber Co, Inc.                   9,393         286
Temple-Inland, Inc.                          2,740         145
Weyerhauser Co.                             11,326         675

                                                         2,940

Health Care (1.1%):
HCA, Inc.                                   26,489       1,266
Health Management Associates, Inc.,
  Class A (b)                               12,433         265
Humana, Inc. (b)                             8,678         142
Manor Care, Inc. (b)                         5,267         135
McKesson HBOC, Inc.                         14,785         597
Medtronic, Inc.                             62,265       2,783
Wellpoint Health Networks, Inc. (b)          7,428         558

                                                         5,746

Heavy Machinery (0.4%):
Caterpillar, Inc.                           17,664         964
Deere & Co.                                 12,224         547
Ingersoll-Rand Co.                           8,641         432
McDermott International, Inc. (b)            3,173          51

                                                         1,994

Homebuilders (0.0%):
Pulte Homes, Inc.                            3,105         165

Hotels & Motels (0.2%):
Hilton Hotels Corp.                         18,994         311
Marriott International, Inc., Class A       12,395         545
Starwood Hotels & Resorts
  Worldwide, Inc.                           10,171         384

                                                         1,240

Household Goods -- Appliances,
  Furnishings & Electronics (0.1%):
Leggett & Platt, Inc.                       10,107         266
Maytag Corp.                                 3,949         182
Whirlpool Corp.                              3,440         258

                                                           706

Instruments -- Scientific (0.0%):
Waters Corp. (b)                             6,727         181

Insurance -- Multi-Line (4.4%):
ACE Ltd.                                    13,348         581
Aetna, Inc.                                  7,443         354
Aflac, Inc.                                 26,857         803
Allstate Corp.                              36,672       1,456
American International Group, Inc.         134,362       9,286
Aon Corp.                                   13,847         495
CIGNA Corp.                                  7,440         811
Cincinnati Financial Corp.                   8,307         389

                      See notes to financial statements.

Stock Index Fund                                April 30, 2002

(Amounts in Thousands, Except Shares)              (Unaudited)


                                                        Market
Security Description                       Shares       Value

Conseco, Inc. (b)                           17,731    $     66
Hartford Financial Services Group, Inc.     12,610         874
Jefferson-Pilot Corp.                        7,740         388
John Hancock Financial Services, Inc.       15,363         593
Lincoln National Corp.                       9,744         467
Loews Corp.                                  9,850         591
Marsh & McLennan Cos., Inc.                 14,126       1,428
MetLife, Inc.                               37,278       1,273
MGIC Investment Corp.                        5,513         393
Progressive Corp.                           11,316         651
Safeco Corp.                                 6,573         220
Torchmark Corp.                              6,387         261
UnumProvident Corp.                         12,450         352
XL Capital Ltd.                              6,824         644

                                                        22,376

Insurance -- Property, Casualty,
  Health (0.2%):
Chubb Corp.                                  8,734         670
St. Paul Cos., Inc.                         10,669         531

                                                         1,201

Internet Service Provider (0.1%):
Yahoo, Inc. (b)                             29,912         442

Leisure -- Recreation, Gaming (0.3%):
Carnival Corp.                              30,158       1,004
Harrah's Entertainment, Inc. (b)             5,771         284

                                                         1,288

Machine -- Diversified (0.1%):
Cummins Engine, Inc.                         2,125          90
Dover Corp.                                 10,426         389
Rockwell International Corp.                 9,486         204

                                                           683

Manufacturing -- Capital Goods (0.3%):
Cooper Industries, Inc.                      4,813         211
Illinois Tool Works, Inc.                   15,670       1,130

                                                         1,341

Manufacturing -- Miscellaneous (1.2%):
3M Co.                                      20,167       2,537
Corning, Inc.                               48,600         325
Crane Co.                                    3,071          85
Danaher Corp.                                7,660         548
ITT Industries, Inc.                         4,547         318
Pall Corp.                                   6,282         131
Textron, Inc.                                7,265         357
Tyco International Ltd.                    102,675       1,894

                                                         6,195

Media (1.8%):
AOL Time Warner, Inc. (b)                  227,665       4,330
Univision Communications, Inc. (b)          10,806         432
Viacom, Inc., Class B (b)                   91,206       4,296

                                                         9,058


                                                        Market
Security Description                       Shares       Value

Medical Services (0.5%):
Tenet Healthcare Corp. (b)                  16,739    $  1,228
UnitedHealth Group, Inc.                    16,037       1,408

                                                         2,636

Medical Supplies (1.0%):
Bausch & Lomb, Inc.                          2,759          99
Baxter International, Inc.                  30,363       1,728
Becton Dickinson & Co.                      13,304         495
Biomet, Inc.                                13,890         392
Boston Scientific Corp. (b)                 20,745         517
C.R. Bard, Inc.                              2,630         144
Guidant Corp. (b)                           15,673         589
St. Jude Medical, Inc. (b)                   4,479         373
Stryker Corp.                               10,113         541
Zimmer Holdings, Inc. (b)                    9,968         346

                                                         5,224

Medical -- Information Systems (0.1%):
IMS Health, Inc.                            15,200         313

Metals -- Fabrication (0.0%):
Worthington Industries, Inc.                 4,394          65

Mining (0.2%):
Barrick Gold Corp.                          27,568         553
Newmont Mining Corp.                        20,148         575

                                                         1,128

Motorcycles (0.2%):
Harley-Davidson, Inc.                       15,571         825

Newspapers (0.5%):
Gannett Co., Inc.                           13,623         998
Knight-Ridder, Inc.                          4,325         290
New York Times Co., Class A                  7,757         361
Tribune Co.                                 15,322         677

                                                         2,326

Office Equipment & Supplies
  (Non-Computer Related) (0.4%):
Avery Dennison Corp.                         5,651         362
Office Depot, Inc. (b)                      15,789         302
Pitney Bowes, Inc.                          12,542         528
Staples, Inc. (b)                           23,742         474
Xerox Corp.                                 37,029         328

                                                         1,994

Oil & Gas Exploration,
  Production & Services (0.9%):
Amerada Hess Corp.                           4,562         351
Anadarko Petroleum Corp.                    12,795         689
Apache Corp.                                 7,052         411
Burlington Resource, Inc.                   10,333         459
Devon Energy Corp.                           7,994         394
EOG Resources, Inc.                          5,940         253
Kerr-McGee Corp.                             5,154         308
Nabors Industries, Inc. (b)                  7,245         330

                      See notes to financial statements.

Stock Index Fund                                April 30, 2002

(Amounts in Thousands, Except Shares)              (Unaudited)


                                                        Market
Security Description                       Shares       Value

Noble Drilling Corp. (b)                     6,794    $    295
Occidental Petroleum Corp.                  19,214         552
Rowan Cos., Inc. (b)                         4,821         122
Transocean Sedco Forex, Inc.                16,395         582

                                                         4,746

Oil-Integrated Companies (5.4%):
ChevronTexaco Corp.                         54,867       4,758
Conoco, Inc.                                32,190         903
Exxon Mobil Corp.                          351,812      14,131
Marathon Oil Corp.                          15,913         462
Phillips Petroleum Co.                      19,611       1,173
Royal Dutch Petroleum Co.                  109,239       5,709
Sunoco, Inc.                                 3,891         134
Unocal Corp.                                12,550         467

                                                        27,737

Oilfield Services & Equipment (0.5%):
Baker Hughes, Inc.                          17,275         651
Halliburton Co.                             22,084         375
Schlumberger Ltd.                           29,638       1,623

                                                         2,649

Paint, Varnishes, Enamels (0.0%):
Sherwin-Williams Co.                         7,944         244

Pharmaceuticals (10.1%):
Abbott Laboratories                         80,058       4,319
Allergan, Inc.                               6,732         444
AmerisourceBergen Corp.                      5,346         414
Bristol-Myers Squibb Co.                    99,511       2,866
Cardinal Health, Inc.                       23,120       1,601
Eli Lilly & Co.                             57,809       3,818
Forest Laboratories, Inc. (b)                9,189         709
Johnson & Johnson, Inc.                    157,761      10,075
King Pharmaceuticals, Inc. (b)              12,633         396
Merck & Co., Inc.                          116,990       6,357
Pfizer, Inc.                               323,330      11,754
Pharmacia Corp.                             66,720       2,751
Schering-Plough Corp.                       75,300       2,056
Watson Pharmaceuticals, Inc. (b)             5,478         135
Wyeth                                       67,850       3,867

                                                        51,562

Photography (0.1%):
Eastman Kodak Co.                           15,016         484

Physical Therapy (0.1%):
Healthsouth Corp. (b)                       20,177         305

Pipelines (0.4%):
El Paso Corp.                               26,246       1,050
Kinder Morgan, Inc.                          6,359         308
Williams Cos., Inc.                         26,539         507

                                                         1,865


                                                        Market
Security Description                       Shares       Value

Primary Metal & Mineral
  Production (0.1%):
Freeport-McMoRan Copper & Gold,
  Inc., Class B (b)                          7,406    $    132
Inco Ltd. (b)                                9,373         188
Phelps Dodge Corp.                           4,049         145
Placer Dome, Inc.                           16,891         198

                                                           663

Publishing (0.2%):
Dow Jones & Co., Inc.                        4,340         236
McGraw-Hill Cos., Inc.                       9,949         636
Meredith Corp.                               2,539         109
R.R. Donnelley & Sons Co.                    5,810         186

                                                         1,167

Radio & Television (0.5%):
Clear Channel Communications,
  Inc. (b)                                  30,738       1,443
Comcast Corp.,
  Class A Special Shares (b)                48,600       1,300

                                                         2,743

Railroads (0.4%):
Burlington Northern/Santa Fe, Inc.          19,764         543
CSX Corp.                                   11,000         398
Norfolk Southern Corp.                      19,881         426
Union Pacific Corp.                         12,777         726

                                                         2,093

Real Estate Investment Trusts (0.2%):
Apartments (0.1%):
Equity Residential Properties Trust         13,927         393

Office (0.1%):
Equity Office Properties Trust              21,310         610

                                                         1,003

Restaurants (0.6%):
Darden Restaurants, Inc.                     6,021         240
McDonald's Corp.                            66,112       1,878
Starbucks Corp. (b)                         19,664         449
Tricon Global Restaurants, Inc. (b)          7,502         473
Wendy's International, Inc.                  5,379         201

                                                         3,241

Retail (3.1%):
Best Buy Co., Inc. (b)                      10,888         810
Dollar General Corp.                        17,106         269
Target Corp.                                46,433       2,027
Wal-Mart Stores, Inc.                      229,231      12,805

                                                        15,911

Retail -- Discount (0.1%):
Big Lots, Inc.                               5,882          91
Family Dollar Stores, Inc.                   8,868         307

                                                           398

                      See notes to financial statements.

Stock Index Fund                                April 30, 2002

(Amounts in Thousands, Except Shares)              (Unaudited)


                                                        Market
Security Description                       Shares       Value

Retail -- Department Stores (0.7%):
Dillard's, Inc., Class A                     4,307    $    105
Federated Department Stores, Inc. (b)        9,859         392
J.C. Penney Co., Inc.                       13,568         295
Kohls Corp. (b)                             17,229       1,270
May Department Stores Co.                   15,068         523
Nordstrom, Inc.                              6,914         162
Sears, Roebuck & Co.                        16,592         875

                                                         3,622

Retail -- Drug Stores (0.5%):
CVS Corp.                                   20,099         673
Walgreen Co.                                52,555       1,985

                                                         2,658

Retail -- Specialty Stores (2.1%):
AutoZone, Inc. (b)                           5,493         417
Bed Bath & Beyond, Inc. (b)                 14,938         555
Circuit City Stores, Inc.                   10,735         231
Gap, Inc.                                   44,481         628
Home Depot, Inc.                           120,520       5,589
Limited, Inc.                               26,972         517
Lowe's Cos., Inc.                           39,825       1,684
Radioshack Corp.                             9,220         288
Tiffany & Co.                                7,452         296
TJX Cos., Inc.                              14,028         611
Toys "R" Us, Inc. (b)                       10,119         175

                                                        10,991

Rubber & Rubber Products (0.1%):
Cooper Tire & Rubber Co.                     3,733          93
Goodyear Tire & Rubber Co.                   8,392         186

                                                           279

Savings & Loans (0.6%):
Charter One Financial, Inc.                 11,560         409
Golden West Financial Corp.                  8,107         554
Washington Mutual, Inc.                     49,535       1,869

                                                         2,832

Semiconductors (4.3%):
Advanced Micro Devices, Inc. (b)            17,478         195
Altera Corp. (b)                            19,810         407
Analog Devices, Inc. (b)                    18,764         694
Applied Materials, Inc. (b)                 84,336       2,051
Applied Micro Circuits Corp. (b)            15,396         104
Broadcom Corp. (b)                          13,492         465
Conexant Systems, Inc. (b)                  13,150         134
Intel Corp.                                345,203       9,876
KLA-Tencor Corp. (b)                         9,622         567
Linear Technology Corp.                     16,322         634
LSI Logic Corp. (b)                         18,867         242
Maxim Integrated Products, Inc. (b)         16,759         835
Micron Technology, Inc. (b)                 30,870         732
National Semiconductor Corp. (b)             9,137         288
Novellus Systems, Inc. (b)                   7,371         349
NVIDIA Corp. (b)                             7,437         259
PMC-Sierra, Inc. (b)                         8,492         132
QLogic Corp. (b)                             4,781         219
Teradyne, Inc. (b)                           9,288         306


                                                        Market
Security Description                       Shares       Value

Texas Instruments, Inc.                     89,296    $  2,762
Vitesse Semiconductor Corp. (b)             10,299          62
Xilinx, Inc. (b)                            17,256         652

                                                        21,965

Software & Computer Services (4.9%):
Adobe Systems, Inc.                         12,189         487
Autodesk, Inc.                               5,638         104
Automatic Data Processing, Inc.             31,903       1,622
BMC Software, Inc. (b)                      12,488         181
Citrix Systems, Inc. (b)                     9,655         112
Computer Associates International, Inc.     29,698         552
Compuware Corp. (b)                         19,204         151
First Data Corp.                            19,622       1,560
Fiserv, Inc. (b)                             9,801         436
Intuit, Inc. (b)                            10,940         429
Mercury Interactive Corp. (b)                4,256         159
Microsoft Corp. (b)                        278,509      14,554
Novell, Inc. (b)                            18,652          69
Oracle Corp. (b)                           282,723       2,838
Parametric Technology Corp. (b)             13,372          54
Peoplesoft, Inc. (b)                        15,578         361
Rational Software Corp. (b)                  9,999         146
Siebel Systems, Inc. (b)                    23,781         575
VERITAS Software Corp. (b)                  20,618         584

                                                        24,974

Staffing (0.0%):
Robert Half International, Inc. (b)          9,021         237

Steel (0.1%):
Allegheny Technologies, Inc.                 4,129          70
Nucor Corp.                                  4,002         233
United States Steel Corp.                    4,588          83

                                                           386

Telecommunications (0.1%):
Citizens Communications Co. (b)             14,405         134
Qwest Communications International, Inc.    85,630         430

                                                           564

Telecommunications -- Cellular (0.4%):
AT&T Wireless Services, Inc. (b)           139,000       1,244
Sprint PCS Group (b)                        50,851         570

                                                         1,814

Telecommunications -- Equipment (1.2%):
ADC Telecommunications, Inc. (b)            40,828         159
Agilent Technologies, Inc. (b)              23,849         717
Andrew Corp. (b)                             4,205          70
Avaya, Inc. (b)                             18,284         112
Comverse Technology, Inc. (b)                9,580         115
Jabil Circuit, Inc. (b)                     10,141         207
Lucent Technologies, Inc.                  176,050         810
Motorola, Inc.                             114,472       1,763
Nortel Networks Corp.                      164,818         560
QUALCOMM, Inc. (b)                          39,457       1,190
Scientific-Atlanta, Inc.                     8,046         161
Tellabs, Inc. (b)                           21,087         179

                                                         6,043

                      See notes to financial statements.

Stock Index Fund                                April 30, 2002

(Amounts in Thousands, Except Shares)              (Unaudited)


                                                        Market
Security Description                       Shares       Value

Telecommunications --
  Services & Equipment (0.0%):
CIENA Corp. (b)                             16,909    $    127

Tobacco & Tobacco Products (1.2%):
Philip Morris Cos., Inc.                   111,435       6,065
UST, Inc.                                    8,658         345

                                                         6,410

Tools & Hardware Manufacturing (0.1%):
Black & Decker Corp.                         4,108         200
Snap-on, Inc.                                2,979          94
Stanley Works                                4,377         204

                                                           498

Toys (0.1%):
Hasbro, Inc.                                 8,885         142
Mattel, Inc.                                22,200         458

                                                           600

Transportation Services (0.2%):
FedEx Corp. (b)                             15,345         793

Travel Services (0.1%):
Sabre Holdings Corp. (b)                     7,322         340

Trucking & Leasing (0.0%):
Ryder Systems, Inc.                          3,122          89

Utilities -- Electric (2.8%):
AES Corp. (b)                               27,415         220
Allegheny Energy, Inc.                       6,432         270
Ameren Corp.                                 7,080         296
American Electric Power Co.                 16,574         759
Calpine Corp. (b)                           19,189         211
Cinergy Corp.                                8,552         304
CMS Energy Corp.                             6,841         132
Consolidated Edison Co.
  of New York, Inc.                         10,917         476
Constellation Energy Group, Inc.             8,420         269
Detroit Edison Co.                           8,366         379
Dominion Resources, Inc.                    13,531         899
Duke Energy Corp.                           42,485       1,627
Dynergy, Inc.                               18,036         325
Edison International (b)                    16,758         304
Entergy Corp.                               11,369         528
Exelon Corp.                                16,504         896
FirstEnergy Corp.                           15,308         510
FPL Group, Inc.                              9,046         574
Mirant Corp. (b)                            20,611         249
NiSource, Inc.                              10,674         236
PG&E Corp. (b)                              19,951         469
Pinnacle West Capital Corp.                  4,354         191
PPL Corp.                                    7,541         287
Progress Energy, Inc.                       11,250         584
Public Service Enterprise Group             10,587         491
Reliant Energy, Inc.                        15,335         389
Southern Co.                                35,752       1,014
TECO Energy, Inc.                            7,185         200


                                          Shares or
                                          Principal     Market
Security Description                       Amount       Value

TXU Corp.                                   13,635    $    742
Xcel Energy, Inc.                           18,955         482

                                                        14,313

Utilities -- Natural Gas (0.1%):
KeySpan Corp.                                7,154         253
NICOR, Inc.                                  2,280         107
Peoples Energy Corp.                         1,825          71
Sempra Energy                               10,658         272

                                                           703

Utilities -- Telecommunications (3.6%):
Alltel Corp.                                15,988         791
AT&T Corp.                                 181,964       2,387
BellSouth Corp.                             96,601       2,932
CenturyTel, Inc.                             7,257         201
SBC Communications, Inc.                   172,397       5,355
Sprint FON Group                            45,645         723
Verizon Communications                     139,607       5,600
WorldCom, Inc. (b)                         151,692         376

                                                        18,365

Wireless Communications (0.1%):
Nextel Communications, Inc.,
  Class A (b)                               41,058         226
Palm, Inc. (b)                              29,702          94

                                                           320

Total Common Stocks (Cost $464,337)                    507,010

U.S. Treasury Bills (0.2%)

1.76%, 6/20/02 (c)                        $  1,000         998

Total U.S. Treasury Bills (Cost $998)                      998

Total Investments (Cost $470,661) (a) -- 100.0%        513,334

Other assets in excess of liabilities -- 0.0%              194

NET ASSETS -- 100.0%                                  $513,528

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                        $ 145,615
     Unrealized depreciation                         (102,942)
     Net unrealized appreciation                    $  42,673

(b)  Non-income producing securities.

(c)  Serves as collateral for futures contracts.


                                            Number of   Market
                                            Contracts    Value

Futures Contracts
S & P 500 Index,
face amount $6,289,
expiring June 21, 2002                          22      $5,925

Total Futures (Cost $6,289)                             $5,925

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
Growth Fund                                     April 30, 2002

(Amounts in Thousands, Except Shares)              (Unaudited)


                                          Shares or
                                          Principal     Market
Security Description                       Amount       Value

Commercial Paper (0.7%)

General Electric Capital Corp.,
  1.92%, 5/1/02                           $  2,449    $  2,449

Total Commercial Paper (Cost $2,449)                     2,449

Common Stocks (99.3%)

Aerospace/Defense (2.3%):
Honeywell International, Inc.              130,500       4,787
United Technologies Corp.                   54,400       3,817

                                                         8,604

Aluminum (0.8%):
Alcoa, Inc.                                 85,400       2,906

Automotive Parts (1.9%):
Eaton Corp.                                 83,200       7,040

Banks (2.4%):
Mellon Financial Corp.                     134,800       5,090
Wells Fargo Co.                             73,600       3,765

                                                         8,855

Beverages (6.0%):
Anheuser-Busch Cos., Inc.                   98,200       5,205
Coca-Cola Co.                              173,800       9,647
PepsiCo, Inc.                              137,900       7,157

                                                        22,009

Biotechnology (1.6%):
Amgen, Inc. (b)                            110,200       5,827

Brokerage Services (0.7%):
Morgan Stanley Dean Witter & Co.            55,200       2,634

Chemicals -- General (0.8%):
Praxair, Inc.                               54,700       3,123

Computers & Peripherals (6.7%):
Cisco Systems, Inc. (b)                    527,800       7,732
Dell Computer Corp. (b)                    267,000       7,033
EMC Corp. (b)                              138,600       1,267
International Business Machines Corp.       78,300       6,558
Sun Microsystems, Inc. (b)                 273,100       2,234

                                                        24,824

Consulting Services (0.3%):
KPMG Consulting, Inc. (b)                   62,567       1,095

Consumer Products (2.6%):
Colgate-Palmolive Co.                       36,300       1,924
Procter & Gamble Co.                        85,900       7,754

                                                         9,678

Cosmetics & Toiletries (1.6%):
Kimberly-Clark Corp.                        90,300       5,880

Electrical Equipment (1.1%):
Emerson Electric Co.                        74,000       3,951

Electronic & Electrical -- General (4.1%):
General Electric Co.                       484,900      15,299


                                                        Market
Security Description                       Shares       Value

Financial Services (5.8%):
American Express Co.                        34,800    $  1,427
Citigroup, Inc.                            190,300       8,240
Fannie Mae                                  69,000       5,446
Goldman Sachs Group, Inc.                   32,800       2,583
MBNA Corp.                                 102,200       3,623

                                                        21,319

Food Processing & Packaging (1.8%):
Kraft Foods, Inc.                           82,000       3,365
Wm. Wrigley Jr. Co.                         59,700       3,284

                                                         6,649

Forest Products --
  Lumber & Paper (0.6%):
International Paper Co.                     50,000       2,072

Health Care (1.5%):
HCA, Inc.                                   67,500       3,226
Medtronic, Inc.                             50,300       2,248

                                                         5,474

Insurance -- Multi-Line (1.6%):
American International Group, Inc.          87,500       6,048

Insurance -- Property, Casualty,
  Health (0.6%):
St. Paul Cos., Inc.                         47,800       2,381

Manufacturing -- Miscellaneous (1.6%):
3M Co.                                      47,100       5,925

Media (2.2%):
AOL Time Warner, Inc. (b)                  165,000       3,138
Viacom, Inc., Class B (b)                  106,400       5,012

                                                         8,150

Medical Supplies (1.2%):
Baxter International, Inc.                  76,500       4,353

Office Equipment & Supplies
  (Non-Computer Related) (0.5%):
Pitney Bowes, Inc.                          40,400       1,701

Oil & Gas Exploration,
  Production & Services (0.6%):
Anadarko Petroleum Corp.                    40,100       2,158

Oil-Integrated Companies (1.5%):
Exxon Mobil Corp.                          140,300       5,636

Oilfield Services & Equipment (0.8%):
Schlumberger Ltd.                           54,000       2,957

Pharmaceuticals (17.9%):
Abbott Laboratories                        134,800       7,272
Cardinal Health, Inc.                       45,000       3,116
Eli Lilly & Co.                             97,601       6,447
Johnson & Johnson, Inc.                    217,600      13,896
Merck & Co., Inc.                           73,300       3,983
Pfizer, Inc.                               446,300      16,222
Pharmacia Corp.                            179,100       7,384
Wyeth                                      138,100       7,872

                                                        66,192

                      See notes to financial statements.

Growth Fund                                     April 30, 2002

(Amounts in Thousands, Except Shares)              (Unaudited)


                                                        Market
Security Description                       Shares       Value

Retail (5.5%):
Target Corp.                               100,600    $  4,391
Wal-Mart Stores, Inc.                      285,600      15,954

                                                        20,345

Retail -- Specialty Stores (2.5%):
Home Depot, Inc.                           198,300       9,195

Semiconductors (6.5%):
Altera Corp. (b)                            91,500       1,881
Analog Devices, Inc. (b)                    47,700       1,763
Applied Materials, Inc. (b)                108,000       2,627
Intel Corp.                                418,800      11,982
Texas Instruments, Inc.                    135,700       4,197
Xilinx, Inc. (b)                            40,300       1,522

                                                        23,972

Software & Computer Services (7.1%):
Adobe Systems, Inc.                         40,100       1,602
Automatic Data Processing, Inc.             66,000       3,355
First Data Corp.                            26,400       2,099
Microsoft Corp. (b)                        288,100      15,057
Oracle Corp. (b)                           308,100       3,093
VERITAS Software Corp. (b)                  42,100       1,193

                                                        26,399

Telecommunications -- Cellular (0.6%):
Sprint PCS Group (b)                       186,200       2,087

Telecommunications -- Equipment (0.8%):
Nokia Corp. -- ADR                         192,200       3,125

Tobacco & Tobacco Products (2.4%):
Philip Morris Cos., Inc.                   165,500       9,008

Utilities -- Electric (0.6%):
Duke Energy Corp.                           58,600       2,246

Utilities -- Telecommunications (2.2%):
SBC Communications, Inc.                   129,900       4,035
Verizon Communications                      76,300       3,060
WorldCom, Inc. (b)                         371,500         921

                                                         8,016

Total Common Stocks (Cost $378,385)                    367,133

Total Investments (Cost $380,834) (a) -- 100.0%        369,582

Other assets in excess of liabilities -- 0.0%               16

NET ASSETS -- 100.0%                                  $369,598

(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                         $ 51,991
     Unrealized depreciation                          (63,243)
     Net unrealized depreciation                     $(11,252)

(b)  Non-income producing securities.

ADR -- American Depositary Receipts

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
Established Value Fund                          April 30, 2002

(Amounts in Thousands, Except Shares)              (Unaudited)


                                          Shares or
                                          Principal     Market
Security Description                       Amount       Value

Commercial Paper (1.8%)

General Electric Capital Corp.,
  1.92%, 5/1/02                           $  6,567    $  6,567

Total Commercial Paper (Cost $6,567)                     6,567

Common Stocks (98.3%)

Advertising (1.1%):
Harte-Hanks, Inc.                          120,000       3,854

Aerospace/Defense (3.5%):
B.F. Goodrich Co.                          101,900       3,253
General Dynamics Corp.                      57,000       5,534
L-3 Communications Holdings, Inc. (b)       30,000       3,833

                                                        12,620

Airlines (0.9%):
Southwest Airlines Co.                     168,000       3,059

Apparel (2.7%):
Jones Apparel Group, Inc. (b)              100,000       3,895
Liz Claiborne, Inc.                        122,000       3,817
VF Corp.                                    41,000       1,795

                                                         9,507

Apparel/Footwear (1.0%):
Payless Shoesource, Inc. (b)                60,000       3,512

Automotive Parts (1.7%):
BorgWarner, Inc.                           100,000       6,248

Banks (4.7%):
Comerica, Inc.                              74,000       4,651
Commerce Bancshares, Inc.                   40,000       1,775
First Tennessee National Corp.             130,000       5,025
FirstMerit Corp.                            60,000       1,704
Popular, Inc.                              119,400       3,512

                                                        16,667

Beverages (3.7%):
Constellation Brands, Inc. (b)              95,000       5,738
Coors (Adolph) Co.                         110,000       7,354

                                                        13,092

Chemicals -- General (3.5%):
Ashland, Inc.                              120,000       4,900
Englehard Corp.                            255,000       7,757

                                                        12,657

Computers & Peripherals (1.6%):
Mentor Graphics Corp. (b)                  123,000       2,374
NCR Corp. (b)                               82,000       3,186

                                                         5,560

Consumer Products (2.4%):
Fortune Brands, Inc.                       162,000       8,466

E-Commerce and Services (0.8%):
TMP Worldwide, Inc. (b)                     98,000       2,957

Electronics (2.0%):
Johnson Controls, Inc.                      84,000       7,245


                                                        Market
Security Description                       Shares       Value

Financial & Insurance (3.5%):
AMBAC Financial Group, Inc.                135,000    $  8,486
PMI Group, Inc.                             50,000       4,056

                                                        12,542

Financial Services (1.1%):
Citigroup, Inc.                             90,000       3,897

Health Care (6.0%):
Oxford Health Plans, Inc. (b)              130,000       6,001
Trigon Healthcare, Inc. (b)                 54,000       5,436
Universal Health Services, Inc. (b)        120,000       5,586
Wellpoint Health Networks, Inc. (b)         62,000       4,655

                                                        21,678

Homebuilders (1.6%):
Pulte Homes, Inc.                          111,000       5,905

Insurance -- Multi-Line (5.8%):
Hartford Financial Services Group, Inc.     84,000       5,821
Jefferson-Pilot Corp.                      110,000       5,509
MGIC Investment Corp.                       56,000       3,996
Old Republic International Corp.           171,000       5,682

                                                        21,008

Manufacturing -- Miscellaneous (4.1%):
ITT Industries, Inc.                       124,000       8,662
Textron, Inc.                              125,000       6,148

                                                        14,810

Medical Supplies (2.3%):
Baxter International, Inc.                  80,000       4,552
C.R. Bard, Inc.                             65,000       3,571

                                                         8,123

Metals -- Fabrication (1.5%):
The Shaw Group, Inc. (b)                   174,000       5,312

Newspapers (1.1%):
New York Times Co., Class A                 82,000       3,818

Office Equipment & Supplies
  (Non-Computer Related) (1.2%):
Pitney Bowes, Inc.                         100,000       4,210

Oil & Gas Exploration,
  Production & Services (3.3%):
Equitable Resources, Inc.                  170,000       6,112
Occidental Petroleum Corp.                 203,000       5,836

                                                        11,948

Oil Marketing & Refining (2.8%):
Murphy Oil Corp.                            50,000       4,718
Valero Energy Corp.                        119,000       5,136

                                                         9,854

Paint, Varnishes, Enamels (1.2%):
Sherwin-Williams Co.                       140,000       4,302

Pharmaceuticals (1.9%):
Barr Laboratories, Inc. (b)                 58,000       3,866
Mylan Laboratories, Inc.                   111,300       2,947

                                                         6,813

                      See notes to financial statements.

Established Value Fund                          April 30, 2002

(Amounts in Thousands, Except Shares)              (Unaudited)


                                                        Market
Security Description                       Shares       Value

Pipelines (1.5%):
El Paso Corp.                              131,300    $  5,252

Real Estate Investment Trusts (4.7%):
Equity Residential Properties Trust        194,000       5,471
Duke-Weeks Realty Corp.                    207,000       5,444
iStar Financial, Inc.                      185,000       5,753

                                                        16,668

Restaurants (3.4%):
Darden Restaurants, Inc.                    94,000       3,751
Wendy's International, Inc.                224,000       8,377

                                                        12,128

Retail (0.6%):
Target Corp.                                48,000       2,095

Retail -- Department Stores (1.2%):
Federated Department Stores, Inc. (b)      106,000       4,211

Retail -- Specialty Stores (1.5%):
Barnes & Noble, Inc. (b)                   120,000       3,627
Lowe's Cos., Inc.                           43,000       1,818

                                                         5,445

Savings & Loans (2.7%):
Golden West Financial Corp.                 81,000       5,540
GreenPoint Financial Corp.                  80,000       3,956

                                                         9,496

Semiconductors (1.3%):
Lam Research Corp. (b)                     180,000       4,619

Software & Computer Services (4.8%):
Citrix Systems, Inc. (b)                   238,000       2,761
Compuware Corp. (b)                        390,000       3,058
CSG Systems International, Inc. (b)         91,000       2,386
First Data Corp.                            60,000       4,769
Fiserv, Inc. (b)                           107,000       4,757

                                                        17,731


                                                        Market
Security Description                       Shares       Value

Telecommunications -- Equipment (1.0%):
Scientific-Atlanta, Inc.                   171,000    $  3,420

Tools & Hardware Manufacturing (0.8%):
Snap-on, Inc.                               85,000       2,693

Utilities -- Electric (6.2%):
Allegheny Energy, Inc.                     100,000       4,192
Black Hills Corp.                          115,000       4,009
Duke Energy Corp.                          115,000       4,408
Energy East Corp.                          200,000       4,398
Exelon Corp.                               104,400       5,670

                                                        22,677

Utilities -- Natural Gas (0.7%):
Aquila, Inc.                               160,000       2,566

Utilities -- Telecommunications (0.9%):
Alltel Corp.                                66,000       3,267

Total Common Stocks (Cost $259,505)                    351,932

Total Investments (Cost $266,072) (a) -- 100.1%        358,499

Liabilities in excess of other assets -- (0.1)%          (203)

NET ASSETS -- 100.0%                                  $358,296

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                         $102,827
     Unrealized depreciation                          (10,400)
     Net unrealized appreciation                     $ 92,427

(b)  Non-income producing securities.

                      See notes to financial statements.


                                           Statements of Assets and Liabilities
The Victory Portfolios                                           April 30, 2002

(Amounts in Thousands, Except Per Share Amounts)                    (Unaudited)


                                                                        Diversified       Stock                      Established
                                                             Value         Stock          Index         Growth          Value
                                                             Fund          Fund           Fund           Fund           Fund

ASSETS:
Investments, at value (Cost $437,456; $1,393,171;
   $470,661; $380,834; $266,072)                           $455,082     $1,421,898      $513,334       $369,582       $358,499
Interest and dividends receivable                               318          1,240           383            215            103
Receivable for capital shares issued                             --             41            --             --             --
Receivable from brokers for investments sold                     --         29,907            --          2,055             --
Receivable from affiliates                                       38              1            22             29             10
Net receivable for variation margin on futures contracts         --             --            78             --             --
Prepaid expenses and other assets                                14             24            11             17             22

         Total Assets                                       455,452      1,453,111       513,828        371,898        358,634

LIABILITIES:
Payable to brokers for investments purchased                     --         13,298            10          1,954             --
Accrued expenses and other payables:
     Investment advisory fees                                   285            750           214            238            158
     Administration fees                                          7             23            --              6              3
     Custodian fees                                               9             25            38              9              7
     Accounting fees                                              1             --            --              1             --
     Transfer agent fees                                          8             39            19             13             56
     Shareholder service fees -- Class A                         90            201            --             74              5
     Shareholder service and 12b-1 fees -- Class B               --             93            --             --             --
     12b-1 Fees -- Class G                                        4             41             3              4             89
     Other                                                        3             41            16              1             20

         Total Liabilities                                      407         14,511           300          2,300            338

NET ASSETS:
Capital                                                     432,915      1,418,669       475,028        385,899        230,860
Accumulated net investment income (loss)                        (50)          (177)          174           (234)          (273)
Net unrealized appreciation (depreciation)
   from investments and futures                              17,626         28,727        42,309        (11,252)        92,427
Accumulated undistributed net realized gains (losses)
   from investment transactions and futures                   4,554         (8,619)       (3,983)        (4,815)        35,282

         Net Assets                                        $455,045     $1,438,600      $513,528       $369,598       $358,296

Net Assets
     Class A                                               $445,356     $1,190,119      $489,251       $360,856        $46,589
     Class B                                                     --         54,006            --             --             --
     Class C                                                     --          1,035            --             --             --
     Class G                                                  9,689        193,440        24,277          8,742        311,707

         Total                                             $455,045     $1,438,600      $513,528       $369,598       $358,296

Outstanding units of beneficial interest (shares)
     Class A                                                 36,987         85,693        30,653         21,318          1,796
     Class B                                                     --          4,117            --             --             --
     Class C                                                     --             75            --             --             --
     Class G                                                    805         14,009         1,521            520         12,033

         Total                                               37,792        103,894        32,174         21,838         13,829

Net asset value
     Redemption price per share -- Class A                 $  12.04     $    13.89      $  15.96       $  16.93       $  25.94
     Offering and redemption price per share -- Class B          --     $    13.12            --             --             --
     Offering and redemption price per share -- Class C          --     $    13.87            --             --             --
     Offering and redemption price per share -- Class G    $  12.03     $    13.81      $  15.96       $  16.79       $  25.91

Maximum sales charge -- Class A                                5.75%          5.75%         5.75%          5.75%          5.75%

Maximum offering price per share
   (100%/(100%-maximum sales charge) of net asset value
   adjusted to nearest cent) -- Class A                    $  12.77     $    14.74      $  16.93       $  17.96       $  27.52


                      See notes to financial statements.


                                                       Statements of Operations
The Victory Portfolios                  For the Six Months Ended April 30, 2002

(Amounts in Thousands)                                              (Unaudited)


                                                                        Diversified       Stock                     Established
                                                            Value          Stock          Index         Growth         Value
                                                            Fund           Fund           Fund           Fund          Fund

Investment Income:
Interest income                                            $    29        $   303        $    49       $    25        $    52
Dividend income                                              4,262          8,270          3,740         2,270          2,641
Foreign tax withholding                                         --             --             (4)           --             (3)
Income from securities lending                                  47            155             82            41             38

     Total Income                                            4,338          8,728          3,867         2,336          2,728

Expenses:
Investment advisory fees                                     1,741          4,323          1,450         1,491            919
Administration fees                                            319            788            366           275            242
Shareholder service fees -- Class A                            579          1,415             --           486             47
Shareholder service and 12b-1 fees -- Class B                   --            285             --            --             --
12b-1 fees -- Class C                                           --              1             --            --             --
12b-1 fees -- Class G                                           18            432             32            21            687
Accounting fees                                                 47             73             98            44             40
Custodian fees                                                  48            135            161            44             35
Legal and audit fees                                            21             58             25            18             16
Trustees' fees and expenses                                      6             18              7             5              5
Transfer agent fees                                             52            709            112            77            308
Registration and filing fees                                    15             40             13            18             17
Printing fees                                                    2             49              7             5             19
Other                                                           16             46             27            16             14

     Total Expenses                                          2,864          8,372          2,298         2,500          2,349

Expenses voluntarily reduced by adviser                         --            (78)          (464)           --           (153)

     Expenses before reimbursement from distributor          2,864          8,294          1,834         2,500          2,196
     Expenses reimbursed by distributor                       (146)            (1)           (62)         (102)           (12)

     Net Expenses                                            2,718          8,293          1,772         2,398          2,184

Net Investment Income (Loss)                                 1,620            435          2,095           (62)           544

Realized/Unrealized Gains (Losses)
   from Investments and Futures:
Net realized gains (losses) from investment
   transactions and futures                                  4,582         (6,285)         6,988        (4,940)        35,280
Net change in unrealized appreciation from
   investment transactions and futures                       7,268         63,674          4,192         5,826         29,666

Net realized/unrealized gains from
   investments and futures                                  11,850         57,389         11,180           886         64,946

Change in net assets resulting from operations             $13,470        $57,824        $13,275       $   824        $65,490


                      See notes to financial statements.


The Victory Portfolios                      Statements of Changes in Net Assets

(Amounts in Thousands)


                                                    Value                  Diversified Stock                 Stock Index
                                                    Fund                         Fund                           Fund

                                              Six                         Six                            Six
                                            Months         Year         Months          Year           Months          Year
                                             Ended         Ended         Ended          Ended           Ended          Ended
                                           April 30,    October 31,    April 30,     October 31,      April 30,     October 31,
                                             2002          2001          2002           2001            2002           2001

                                          (Unaudited)                 (Unaudited)                    (Unaudited)

From Investment Activities:
Operations:
     Net investment income                 $  1,620      $   3,432     $      435    $    2,252       $  2,095      $   5,091
     Net realized gains (losses)
       from investment transactions
       and futures                            4,582         44,119         (6,285)       35,582          6,988         42,930
     Net change in unrealized
       appreciation (depreciation)
       from investments and futures           7,268       (133,251)        63,674      (191,722)         4,192       (263,568)

Change in net assets resulting
   from operations                           13,470        (85,700)        57,824      (153,888)        13,275       (215,547)

Distributions to Shareholders:
     From net investment
       income by class:
         Class A                             (1,827)        (3,240)          (890)       (1,968)        (2,200)        (4,992)
         Class C                                 --             --             --<F1>        --             --             --
         Class G                                (19)           (16)            --            (6)           (78)          (142)
     From net realized gains from
       investment transactions
       and futures                          (44,121)       (80,237)       (36,273)     (170,791)       (47,431)       (20,186)

Change in net assets from
   distributions to shareholders            (45,967)       (83,493)       (37,163)     (172,765)       (49,709)       (25,320)

Capital Transactions:
     Proceeds from shares issued             41,196         81,005        291,979       423,749         39,710         82,414
     Dividends reinvested                    42,653         76,574         32,821       152,603         45,479         23,137
     Cost of shares redeemed                (52,833)       (98,894)      (108,134)     (250,818)       (81,812)      (200,839)

Change in net assets
   from capital transactions                 31,016         58,685        216,666       325,534          3,377        (95,288)

Change in net assets                         (1,481)      (110,508)       237,327        (1,119)       (33,057)      (336,155)

Net Assets:
     Beginning of period                    456,526        567,034      1,201,273     1,202,392        546,585        882,740

     End of period                         $455,045      $ 456,526     $1,438,600    $1,201,273       $513,528      $ 546,585

Share Transactions:
     Issued                                   3,272          5,529         20,345        27,939          2,356          4,149
     Reinvested                               3,406          5,126          2,306        10,303          2,683          1,082
     Redeemed                                (4,194)        (6,737)        (7,576)      (16,933)        (4,835)       (10,473)

Change in Shares                              2,484          3,918         15,075        21,309            204         (5,242)


<F1> Rounds to less than $1,000.



                      See notes to financial statements.


The Victory Portfolios                      Statements of Changes in Net Assets

(Amounts in Thousands)


                                                                        Growth                          Established
                                                                         Fund                           Value Fund

                                                                 Six                                Six
                                                               Months            Year             Months            Year
                                                                Ended            Ended             Ended            Ended
                                                              April 30,       October 31,        April 30,       October 31,
                                                                2002             2001              2002             2001

                                                             (Unaudited)                        (Unaudited)
From Investment Activities:
Operations:
     Net investment income                                    $    (62)       $    (977)         $    544         $   1,302
     Net realized gains (losses) from
       investment transactions and futures                      (4,940)           2,293            35,280            67,342
     Net change in unrealized appreciation
       (depreciation) from investments and futures               5,826         (157,223)           29,666          (119,116)

Change in net assets resulting from operations                     824         (155,907)           65,490           (50,472)

Distributions to Shareholders:
     From net investment income by class:
         Class A                                                  (172)              --              (142)             (153)
         Class G                                                    --               --              (675)           (1,349)
     From net realized gains from
       investment transactions and futures                      (1,719)         (32,477)          (67,141)          (31,269)

Change in net assets from
   distributions to shareholders                                (1,891)         (32,477)          (67,958)          (32,771)

Capital Transactions:
     Proceeds from shares issued                                29,946          250,257            45,395            48,055
     Dividends reinvested                                        1,696           29,295            62,930            32,663
     Cost of shares redeemed                                   (42,085)        (119,468)          (79,595)          (80,399)

Change in net assets from capital transactions                 (10,443)         160,084            28,730               319

Change in net assets                                           (11,510)         (28,300)           26,262           (82,924)

Net Assets:
     Beginning of period                                       381,108          409,408           332,034           414,958

     End of period                                            $369,598        $ 381,108          $358,296         $ 332,034

Share Transactions:
     Issued                                                      1,664           10,690             1,807             1,558
     Reinvested                                                     93            1,298             2,785             1,066
     Redeemed                                                   (2,342)          (6,053)           (3,150)           (2,575)

Change in Shares                                                  (585)           5,935             1,442                49


<F1> Rounds to less than $1,000.



                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights

For Share Outstanding Throughout Each Period


                                                                                Value Fund

                                                                              Class A Shares

                                                 Six
                                               Months           Year         Year         Year         Year         Year
                                                Ended           Ended        Ended        Ended        Ended        Ended
                                              April 30,      October 31,  October 31,  October 31,  October 31,  October 31,
                                                2002            2001         2000         1999         1998         1997

                                             (Unaudited)

Net Asset Value,
   Beginning of Period                        $  12.93        $  18.06     $  18.84     $  18.81     $  17.07     $  14.18

Investment Activities:
     Net investment income                        0.04            0.10         0.09         0.04         0.09         0.15
     Net realized and unrealized gain
       (loss) on investments                      0.37           (2.58)        1.37         3.16         3.16         3.57

         Total from
            Investment Activities                 0.41           (2.48)        1.46         3.20         3.25         3.72

Distributions
     Net investment income                       (0.05)          (0.09)       (0.09)       (0.04)       (0.10)       (0.16)
     In excess of net investment income             --              --           --<F3>       --           --           --
     Net realized gains                          (1.25)          (2.56)       (2.15)       (3.13)       (1.41)       (0.67)

         Total Distributions                     (1.30)          (2.65)       (2.24)       (3.17)       (1.51)       (0.83)

Net Asset Value, End of Period                $  12.04        $  12.93     $  18.06     $  18.84     $  18.81     $  17.07

Total Return (excludes sales charge)              2.83%<F4>     (15.61)%       8.33%       20.02%       20.46%       27.24%

Ratios/Supplemental Data:
Net Assets at end of period (000)             $445,356        $451,545     $564,111     $611,483     $517,313     $472,047
Ratio of expenses to average net assets           1.15%<F5>       1.15%        1.19%        1.40%        1.34%        1.32%
Ratio of net investment income
   to average net assets                          0.70%<F5>       0.66%        0.49%        0.20%        0.54%        0.93%
Ratio of expenses to average net assets<F1>       1.21%<F5>       1.21%        1.24%        1.45%        1.46%        <F7>
Ratio of net investment income
   to average net assets<F1>                      0.64%<F5>       0.60%        0.44%        0.15%        0.42%        <F7>
Portfolio turnover <F6>                             19%             51%          34%          36%          40%          25%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Less than $0.01 per share.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F7> There were no voluntary fee reductions during the period.






                                                               Value Fund

                                                             Class G Shares

                                                  Six                           December 15,
                                                Months            Year              1999
                                                 Ended            Ended           through
                                               April 30,       October 31,      October 31,
                                                 2002             2001            2000<F2>

                                              (Unaudited)

Net Asset Value,
   Beginning of Period                          $12.93           $18.06           $16.73

Investment Activities:
     Net investment income                        0.02             0.05             0.04
     Net realized and unrealized gain
       (loss) on investments                      0.36            (2.57)            1.35

         Total from
            Investment Activities                 0.38            (2.52)            1.39

Distributions
     Net investment income                       (0.03)           (0.05)           (0.06)
     In excess of net investment income             --               --               --<F3>
     Net realized gains                          (1.25)           (2.56)              --

         Total Distributions                     (1.28)           (2.61)           (0.06)

Net Asset Value, End of Period                  $12.03           $12.93           $18.06

Total Return (excludes sales charge)              2.60%<F4>      (15.87)%           8.34%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)               $9,689           $4,981           $2,923
Ratio of expenses to average net assets           1.50%<F5>        1.49%            1.44%<F5>
Ratio of net investment income
   to average net assets                          0.29%<F5>        0.32%            0.14%<F5>
Ratio of expenses to average net assets<F1>       1.96%<F5>        1.89%            2.27%<F5>
Ratio of net investment income
   to average net assets<F1>                     (0.17)%<F5>      (0.08)%          (0.69)%<F5>
Portfolio turnover <F6>                             19%              51%              34%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Less than $0.01 per share.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F7> There were no voluntary fee reductions during the period.



                      See notes to financial statements.


The Victory Portfolios                          Financial Highlights--continued

For a Share Outstanding Throughout Each Period


                                                                         Diversified Stock Fund

                                                                             Class A Shares

                                            Six
                                          Months           Year            Year          Year          Year          Year
                                           Ended           Ended           Ended         Ended         Ended         Ended
                                         April 30,      October 31,     October 31,   October 31,   October 31,   October 31,
                                           2002            2001            2000          1999        1998<F2>        1997

                                        (Unaudited)

Net Asset Value,
   Beginning of Period                  $    13.56       $    17.85      $  17.96      $  18.85      $  17.76      $  15.75

Investment Activities:
     Net investment income                    0.01             0.04          0.03          0.06          0.11          0.16
     Net realized and
     unrealized gain
       (loss) on investments                  0.74            (1.87)         2.71          2.92          3.07          3.84

         Total from
            Investment Activities             0.75            (1.83)         2.74          2.98          3.18          4.00

Distributions
     Net investment income                   (0.01)           (0.03)        (0.02)        (0.06)        (0.11)        (0.16)
     Net realized gains                      (0.41)           (2.43)        (2.83)        (3.81)        (1.98)        (1.83)
         Total Distributions                 (0.42)           (2.46)        (2.85)        (3.87)        (2.09)        (1.99)

Net Asset Value, End of Period          $    13.89       $    13.56      $  17.85      $  17.96      $  18.85      $  17.76

Total Return (excludes sales charge)          5.44%<F4>      (11.43)%       16.88%        19.39%        19.60%        27.96%

Ratios/Supplemental Data:
Net Assets at end of period (000)       $1,190,119       $1,005,730      $993,383      $957,001      $993,158      $762,270
Ratio of expenses to
   average net assets                         1.10%<F5>        1.09%         1.10%         1.06%         1.02%         1.03%
Ratio of net investment income
   to average net assets                      0.18%<F5>        0.28%         0.19%         0.34%         0.64%         0.97%
Ratio of expenses to
   average net assets<F1>                     <F6>             1.11%         1.11%         1.10%         1.13%         <F6>
Ratio of net investment income
   to average net assets<F1>                  <F6>             0.26%         0.18%         0.30%         0.53%         <F6>
Portfolio turnover <F3>                         39%              88%           94%           83%           84%           63%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 16, 1998, the SBSF Fund merged into the Victory
     Diversified Stock Fund. Financial highlights for the period prior to March 16, 1998 represent the Victory Diversified Stock Fund.

<F3> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F4> Not annualized.

<F5> Annualized.

<F6> There were no voluntary waivers during the period.



                      See notes to financial statements.


The Victory Portfolios                          Financial Highlights--continued

For a Share Outstanding Throughout Each Period


                                                                       Diversified Stock Fund

                                                                           Class B Shares

                                           Six
                                         Months           Year           Year           Year          Year           Year
                                          Ended           Ended          Ended          Ended         Ended          Ended
                                        April 30,      October 31,    October 31,    October 31,   October 31,    October 31,
                                          2002            2001           2000           1999        1998<F2>         1997

                                       (Unaudited)

Net Asset Value,
   Beginning of Period                   $ 12.89         $ 17.21        $ 17.55        $ 18.60       $ 17.62        $ 15.71

Investment Activities:
     Net investment income                 (0.08)          (0.11)         (0.15)         (0.08)        (0.08)         (0.06)
     Net realized and
       unrealized gain
       (loss) on investments                0.72           (1.78)          2.64           2.84          3.04           3.85

         Total from
            Investment Activities           0.64           (1.89)          2.49           2.76          2.96           3.79

Distributions
     Net investment income                    --              --             --             --            --          (0.05)
     Net realized gains                    (0.41)          (2.43)         (2.83)         (3.81)        (1.98)         (1.83)

         Total Distributions               (0.41)          (2.43)         (2.83)         (3.81)        (1.98)         (1.88)

Net Asset Value, End of Period           $ 13.12         $ 12.89        $ 17.21        $ 17.55       $ 18.60        $ 17.62

Total Return (excludes sales charge)        4.84%<F4>     (12.31)%        15.63%         18.24%        18.34%         26.48%

Ratios/Supplemental Data:
Net Assets at end of period (000)        $54,006         $54,749        $72,178        $71,122       $50,962        $30,198
Ratio of expenses to
   average net assets                       2.29%<F5>       2.07%          2.20%          2.06%         2.08%          2.19%
Ratio of net investment income
   to average net assets                   (1.00)%<F5>     (0.70)%        (0.91)%        (0.68)%       (0.42)%        (0.29)%
Ratio of expenses to
   average net assets<F1>                   <F6>            2.07%          2.21%          2.10%         2.18%          <F6>
Ratio of net investment income
   to average net assets<F1>                <F6>           (0.70)%        (0.92)%        (0.72)%       (0.52)%         <F6>
Portfolio turnover <F3>                       39%             88%            94%            83%           84%            63%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 16, 1998, the SBSF Fund merged into the Victory
     Diversified Stock Fund. Financial highlights for the period prior to March 16, 1998 represent the Victory Diversified Stock Fund.

<F3> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F4> Not annualized.

<F5> Annualized.

<F6> There were no voluntary waivers during the period.



                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights

For a Share Outstanding Throughout Each Period


                                                                      Diversified Stock Fund

                                           Class C Shares                         Class G Shares

                                              March 1,          Six                                          March 26,
                                                2002          Months           Year            Year            1999
                                               through         Ended           Ended           Ended          through
                                              April 30,      April 30,      October 31,     October 31,     October 31,
                                              2002<F2>         2002            2001            2000        1999<F2><F3>

                                             (Unaudited)    (Unaudited)

Net Asset Value, Beginning of Period           $14.31        $  13.51        $  17.83        $  17.95        $  17.14

Investment Activities:
     Net investment income (loss)                  --           (0.02)          (0.02)          (0.01)          (0.01)
     Net realized and unrealized gains
       (losses) on investments                  (0.43)           0.73           (1.87)           2.72            0.82

         Total from
            Investment Activities               (0.43)           0.71           (1.89)           2.71            0.81

Distributions
     Net investment income                      (0.01)             --              --<F4>          --<F4>          --
     Net realized gains                            --           (0.41)          (2.43)          (2.83)             --

         Total Distributions                    (0.01)          (0.41)          (2.43)          (2.83)             --

Net Asset Value, End of Period                 $13.87        $  13.81        $  13.51        $  17.83        $  17.95

Total Return (excludes sales charge)            (3.01)%<F5>      5.15%<F5>     (11.81)%         16.65%           4.73%<F5>

Ratios/Supplemental Data:
Net Assets at end of period (000)              $1,035        $193,440        $140,794        $136,831        $106,592
Ratio of expenses to
   average net assets <F6>                       1.90%<F8>       1.62%<F8>       1.51%           1.33%           1.35%<F8>
Ratio of net investment loss
   to average net assets <F6>                   (0.92)%<F8>     (0.34)%<F8>     (0.14)%         (0.05)%         (0.07)%<F8>
Ratio of expenses to
   average net assets<F1>                        2.80%<F8>       1.62%<F8>       1.51%           1.35%           1.38%<F8>
Ratio of net investment loss
   to average net assets<F1>                    (1.82)%<F8>     (0.34)%<F8>     (0.14)%         (0.07)%         (0.10)%<F8>
Portfolio turnover <F7>                            39%             39%             88%             94%             83%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Effective March 26, 1999, the Gradison Growth and Income Fund merged into the Victory Diversified Stock Fund.

<F4> Less than $0.01 per share.

<F5> Not annualized.

<F6> Effective March 1, 2002, the Advisor agreed to waive its management fees and to reimburse expenses, as allowed by law, so that the net operating expenses (excluding certain items) of Class C Shares of the Fund do not exceed 1.90%, until at least February 28, 2005 and 2.00% until at least February 28, 2012.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F8> Annualized.



                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights

For a Share Outstanding Throughout Each Period


                                                                        Stock Index Fund

                                                                         Class A Shares
                                           Six
                                         Months           Year          Year          Year           Year          Year
                                          Ended           Ended         Ended         Ended          Ended         Ended
                                        April 30,      October 31,   October 31,   October 31,    October 31,   October 31,
                                          2002            2001          2000          1999          1998<F2>       1997

                                       (Unaudited)

Net Asset Value,
   Beginning of Period                  $  17.10        $  23.72      $  23.46      $  21.03       $  18.75      $  14.85

Investment Activities:
     Net investment income                  0.06            0.14          0.21          0.28           0.37          0.29
     Net realized and
        unrealized gain
       (loss) on investments                0.36           (6.08)         1.05          4.47           3.37          4.23

         Total from
            Investment Activities           0.42           (5.94)         1.26          4.75           3.74          4.52

Distributions
     Net investment income                 (0.07)          (0.14)        (0.22)        (0.29)         (0.36)        (0.29)
     Net realized gains                    (1.49)          (0.54)        (0.78)        (2.03)         (1.10)        (0.33)

         Total Distributions               (1.56)          (0.68)        (1.00)        (2.32)         (1.46)        (0.62)

Net Asset Value, End of Period          $  15.96        $  17.10      $  23.72      $  23.46       $  21.03      $  18.75

Total Return (excludes sales charge)        1.96%<F4>     (25.57)%        5.38%        24.91%         20.99%        31.16%

Ratios/Supplemental Data:
Net Assets at end of period (000)       $489,251        $521,754      $854,203      $858,235       $627,147      $465,015
Ratio of expenses to
   average net assets                       0.63%<F6>       0.62%         0.59%         0.58%          0.57%         0.56%
Ratio of net investment income
   to average net assets                    0.77%<F6>       0.72%         0.87%         1.28%          1.83%         1.74%
Ratio of expenses to
   average net assets<F1>                   0.80%<F6>       0.84%         0.81%         0.81%          0.84%         0.86%
Ratio of net investment income
   to average net assets<F1>                0.60%<F6>       0.50%         0.65%         1.05%          1.56%         1.44%
Portfolio turnover <F5>                        4%             10%           11%            3%             8%           11%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 16, 1998, the Key Stock Index Fund merged into the
     Victory Stock Index Fund. Financial highlights for the period prior to March 16, 1998 represent the Victory Stock Index Fund.

<F3> Period from commencement of operations.

<F4> Not annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F6> Annualized.






                                                                 Stock Index Fund

                                                                  Class G Shares

                                                Six                                             July 2,
                                               Months           Year            Year             1999
                                               Ended           Ended            Ended           through
                                             April 30,      October 31,      October 31,      October 31,
                                               2002            2001             2000            1999<F3>

                                           (Unaudited)

Net Asset Value,
   Beginning of Period                       $ 17.09         $ 23.72          $ 23.46          $23.96

Investment Activities:
     Net investment income                      0.05            0.10             0.15            0.06
     Net realized and unrealized gain
       (loss) on investments                    0.36           (6.09)            1.06           (0.50)

         Total from
            Investment Activities               0.41           (5.99)            1.21           (0.44)

Distributions
     Net investment income                     (0.05)          (0.10)           (0.17)          (0.06)
     Net realized gains                        (1.49)          (0.54)           (0.78)             --

         Total Distributions                   (1.54)          (0.64)           (0.95)          (0.06)

Net Asset Value, End of Period               $ 15.96         $ 17.09          $ 23.72          $23.46

Total Return (excludes sales charge)            1.91%<F4>     (25.79)%           5.17%          (1.83)%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)            $24,277         $24,831          $28,537          $9,382
Ratio of expenses to
   average net assets                           0.86%<F6>       0.84%            0.82%           0.80%<F6>
Ratio of net investment income
   to average net assets                        0.54%<F6>       0.50%            0.59%           0.85%<F6>
Ratio of expenses to
   average net assets<F1>                       1.51%<F6>       1.31%            1.18%           1.02%<F6>
Ratio of net investment income
   to average net assets<F1>                   (0.11)%<F6>      0.03%            0.23%           0.63%<F6>
Portfolio turnover <F5>                            4%             10%              11%              3%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 16, 1998, the Key Stock Index Fund merged into the
     Victory Stock Index Fund. Financial highlights for the period prior to March 16, 1998 represent the Victory Stock Index Fund.

<F3> Period from commencement of operations.

<F4> Not annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F6> Annualized.




                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights

For a Share Outstanding Throughout Each Period


                                                                         Growth Fund

                                                                        Class A Shares

                                          Six
                                        Months           Year          Year          Year          Year          Year
                                         Ended           Ended         Ended         Ended         Ended         Ended
                                       April 30,      October 31,   October 31,   October 31,   October 31,   October 31,
                                         2002            2001          2000          1999          1998          1997

                                      (Unaudited)

Net Asset Value,
   Beginning of Period                 $  17.00        $  24.83      $  24.71      $  21.62      $  18.01      $  14.57

Investment Activities:
     Net investment income (loss)            --           (0.04)        (0.09)        (0.04)        (0.03)         0.03
     Net realized and
       unrealized gain
       (loss) on investments               0.02           (6.45)         1.44          4.90          4.88          4.07

         Total from
            Investment Activities          0.02           (6.49)         1.35          4.86          4.85          4.10

Distributions
     Net investment income                (0.01)             --            --            --            --         (0.04)
     Net realized gains                   (0.08)          (1.34)        (1.23)        (1.77)        (1.24)        (0.62)

         Total Distributions              (0.09)          (1.34)        (1.23)        (1.77)        (1.24)        (0.66)

Net Asset Value, End of Period         $  16.93        $  17.00      $  24.83      $  24.71      $  21.62      $  18.01

Total Return (excludes sales charge)       0.05%<F3>     (27.47)%        5.52%        24.25%        28.59%        29.08%

Ratios/Supplemental Data:
Net Assets at end of period (000)      $360,856        $373,901      $400,813      $417,417      $269,476      $185,533
Ratio of expenses to
   average net assets                      1.20%<F6>       1.20%         1.22%         1.41%         1.35%         1.34%
Ratio of net investment income
   (loss) to average net assets           (0.02)%<F6>     (0.21)%       (0.33)%       (0.21)%       (0.13)%        0.19%
Ratio of expenses to
   average net assets<F1>                  1.23%<F6>       1.22%         1.25%         1.49%         1.49%         <F5>
Ratio of net investment income
   (loss) to average net assets<F1>       (0.05)%<F6>     (0.23)%       (0.36)%       (0.29)%       (0.27)%        <F5>
Portfolio turnover <F4>                      13%             50%           34%           33%           29%           21%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F5> There were no voluntary fee reductions during the period.

<F6> Annualized.






                                                               Growth Fund

                                                             Class G Shares

                                                Six                             December 15,
                                              Months              Year              1999
                                               Ended              Ended            through
                                             April 30,         October 31,       October 31,
                                               2002               2001            2000<F2>

                                            (Unaudited)

Net Asset Value,
   Beginning of Period                        $16.88            $24.77            $24.53

Investment Activities:
     Net investment income (loss)              (0.01)            (0.09)            (0.09)
     Net realized and unrealized gain
       (loss) on investments                      --             (6.46)             0.33

         Total from
            Investment Activities              (0.01)            (6.55)             0.24

Distributions
     Net investment income                        --                --                --
     Net realized gains                        (0.08)            (1.34)               --

         Total Distributions                   (0.08)            (1.34)               --

Net Asset Value, End of Period                $16.79            $16.88            $24.77

Total Return (excludes sales charge)           (0.11)%<F3>      (27.80)%            0.98%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)             $8,742            $7,207            $8,595
Ratio of expenses to
   average net assets                           1.50%<F6>         1.48%             1.45%<F6>
Ratio of net investment income
   (loss) to average net assets                (0.33)%<F6>       (0.49)%           (0.63)%<F6>
Ratio of expenses to
   average net assets<F1>                       2.39%<F6>         1.94%             1.76%<F6>
Ratio of net investment income
   (loss) to average net assets<F1>            (1.22)%<F6>       (0.95)%           (0.94)%<F6>
Portfolio turnover <F4>                           13%               50%               34%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F5> There were no voluntary fee reductions during the period.

<F6> Annualized.



                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights

For a Share Outstanding Throughout Each Period


                                                    Established Value Fund

                                                        Class A Shares
                                             Six                            May 5,
                                           Months            Year            2000
                                            Ended            Ended          through
                                          April 30,       October 31,     October 31,
                                            2002             2001          2000<F2>

                                         (Unaudited)

Net Asset Value,
   Beginning of Period                     $ 26.84         $ 33.65         $ 30.54

Investment Activities:
     Net investment income                    0.08            0.17            0.07
     Net realized and unrealized gain
       (loss) on investments                  4.73           (4.25)           3.11

         Total from
            Investment Activities             4.81           (4.08)           3.18

Distributions
     Net investment income                   (0.09)          (0.18)          (0.06)
     In excess of net investment income         --              --           (0.01)
     Net realized gains                      (5.62)          (2.55)             --

         Total Distributions                 (5.71)          (2.73)          (0.07)

Net Asset Value, End of Period             $ 25.94         $ 26.84         $ 33.65

Total Return (excludes sales charge)         21.12%<F4>     (13.07)%         10.44%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)          $46,589         $30,931         $15,005
Ratio of expenses to
   average net assets                         0.97%<F6>       0.99%           0.87%<F6>
Ratio of net investment income
   to average net assets                      0.57%<F6>       0.45%           0.43%<F6>
Ratio of expenses to
   average net assets<F1>                     1.07%<F6>       1.14%           1.46%<F6>
Ratio of net investment income
   (loss) to average net assets<F1>           0.47%<F6>       0.30%          (0.16)%<F6>
Portfolio turnover <F5>                         27%             58%             28%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Effective April 1, 1999, the Gradison Established Value Fund became the
     Victory Established Value Fund.

<F4> Not annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F6> Annualized.

<F7> There were no fee reductions during the period.






                                                                     Established Value Fund

                                                                         Class G Shares

                                          Six                                April 1,
                                         Months        Year        Year        1999            Year        Year       Year
                                         Ended         Ended       Ended        to             Ended       Ended      Ended
                                       April 30,    October 31, October 31, October 31,      March 31,   March 31,  March 31,
                                         2002          2001        2000      1999<F3>          1999        1998       1997

                                      (Unaudited)

Net Asset Value,
   Beginning of Period                 $  26.80      $  33.63    $  34.31    $  31.34        $  33.94    $  28.83   $  27.57

Investment Activities:
     Net investment income                 0.03          0.09        0.06        0.02            0.29        0.46       0.44
     Net realized and
       unrealized gain
       (loss) on investments               4.75         (4.26)       3.43        2.98           (0.71)       7.70       3.62

         Total from
            Investment Activities          4.78         (4.17)       3.49        3.00           (0.42)       8.16       4.06

Distributions
     Net investment income                (0.05)        (0.11)      (0.06)      (0.03)          (0.30)      (0.48)     (0.45)
     In excess of net
        investment income                    --            --       (0.01)         --              --          --         --
     Net realized gains                   (5.62)        (2.55)      (4.10)         --           (1.88)      (2.57)     (2.35)

         Total Distributions              (5.67)        (2.66)      (4.17)      (0.03)          (2.18)      (3.05)     (2.80)

Net Asset Value, End of Period         $  25.91      $  26.80    $  33.63    $  34.31        $  31.34    $  33.94   $  28.83

Total Return (excludes sales charge)      20.99%<F4>   (13.35)%     11.26%       9.59%<F4>      (1.01)%     29.67%     15.14%

Ratios/Supplemental Data:
Net Assets at end of period (000)      $311,707      $301,103    $399,953    $469,288        $478,984    $567,255   $429,726
Ratio of expenses to
   average net assets                      1.31%<F6>     1.19%       1.10%       1.10%<F6>       1.09%       1.10%      1.12%
Ratio of net investment income
   to average net assets                   0.29%<F6>     0.32%       0.20%       0.03%<F6>       0.92%       1.44%      1.57%
Ratio of expenses to
   average net assets<F1>                  1.41%<F6>     1.35%       1.26%       1.27%<F6>       <F7>        <F7>       <F7>
Ratio of net investment income
   (loss) to average net assets<F1>        0.19%<F6>     0.16%       0.04%      (0.14)%<F6>      <F7>        <F7>       <F7>
Portfolio turnover <F5>                      27%           58%         28%         11%             37%         20%        31%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Effective April 1, 1999, the Gradison Established Value Fund became the
     Victory Established Value Fund.

<F4> Not annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F6> Annualized.

<F7> There were no fee reductions during the period.



                      See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
Special Value Fund                              April 30, 2002

(Amounts in Thousands, Except Shares)              (Unaudited)


                                          Shares or
                                          Principal     Market
Security Description                       Amount       Value

Commercial Paper (5.3%)

General Electric Capital Corp.,
  1.92%, 5/1/02                           $ 13,717    $ 13,717

Total Commercial Paper (Cost $13,717)                   13,717

Common Stocks (94.0%)

Apparel (2.2%):
Jones Apparel Group, Inc. (b)              145,600       5,671

Automotive Parts (2.7%):
BorgWarner, Inc.                            32,400       2,024
Lear Corp. (b)                              46,200       2,375
Tower Automotive, Inc. (b)                 174,000       2,553

                                                         6,952

Banks (6.5%):
City National Corp.                         62,251       3,439
Greater Bay Bancorp                        118,017       3,952
Mercantile Bankshares Corp.                 61,500       2,531
North Fork Bancorporation                  171,100       6,609

                                                        16,531

Brokerage Services (0.9%):
A. G. Edwards, Inc.                         54,100       2,214

Building Materials (1.6%):
Dycom Industries, Inc. (b)                 177,000       2,678
York International Corp.                    40,000       1,456

                                                         4,134

Chemicals (2.6%):
Lubrizol Corp.                              60,900       2,101
Minerals Technologies, Inc.                 37,400       1,870
RPM, Inc.                                   96,000       1,627
Solutia, Inc.                              138,454       1,157

                                                         6,755

Commercial Services (0.8%):
Plexus Corp. (b)                            85,533       2,137

Computers -- Integrated Systems (1.5%):
Diebold, Inc.                              102,102       3,861

Electronic & Electrical -- General (1.6%):
Vishay Intertechnology, Inc. (b)           192,412       4,231

Electronics (1.6%):
Mettler-Toledo International, Inc. (b)      70,075       2,694
Parker-Hannifin Corp.                       29,900       1,494

                                                         4,188

Entertainment (1.1%):
Brunswick Corp.                            104,000       2,932

Financial & Insurance (5.7%):
AMBAC Financial Group, Inc.                 79,018       4,967
Fidelity National Financial, Inc.           53,100       1,638
PMI Group, Inc.                             99,674       8,086

                                                        14,691


                                                        Market
Security Description                       Shares       Value

Food Processing & Packaging (2.5%):
McCormick & Co., Inc. (non voting)         137,300    $  3,521
Sensient Technologies Corp.                112,700       2,816

                                                         6,337

Forest Products --
  Lumber & Paper (1.6%):
Bowater, Inc.                               84,100       4,010

Health Care (5.7%):
Health Management Associates, Inc.,
  Class A (b)                              192,849       4,115
Omnicare, Inc.                             197,848       5,291
Steris Corp. (b)                           233,699       5,176

                                                        14,582

Home Furnishings (0.9%):
Furniture Brands International, Inc. (b)    59,540       2,431

Instruments -- Scientific (0.8%):
Waters Corp. (b)                            79,000       2,129

Insurance -- Multi-Line (5.7%):
Allmerica Financial Corp.                   51,213       2,556
Horace Mann Educators Corp.                110,500       2,646
Principal Financial Group, Inc. (b)        137,799       3,831
Protective Life Corp.                      180,484       5,751

                                                        14,784

Manufacturing -- Capital Goods (1.5%):
American Standard Cos. (b)                  52,900       3,952

Manufacturing -- Miscellaneous (1.8%):
Pentair, Inc.                               96,856       4,703

Medical Equipment & Supplies (1.5%):
Dentsply International, Inc.                95,000       3,769

Medical Supplies (0.4%):
Apogent Technologies, Inc. (b)              43,349       1,006

Metals -- Fabrication (1.2%):
Kennametal, Inc.                            80,505       3,193

Newspapers (2.1%):
A.H. Belo Corp.                            233,200       5,448
Office Equipment & Supplies (0.9%):
Herman Miller, Inc.                         96,800       2,365

Oil & Gas Exploration,
  Production & Services (7.0%):
Apache Corp.                                88,260       5,148
BJ Services Co. (b)                         44,698       1,642
Cooper Cameron Corp. (b)                    46,500       2,550
Noble Affiliates, Inc.                     124,000       4,842
Transocean Sedco Forex, Inc.               103,418       3,671

                                                        17,853

Oil Marketing & Refining (1.4%):
Valero Energy Corp.                         82,166       3,546

Pipelines (1.5%):
Questar Corp.                              134,900       3,764

                      See notes to financial statements.

Special Value Fund                              April 30, 2002

(Amounts in Thousands, Except Shares)              (Unaudited)


                                                        Market
Security Description                       Shares       Value

Radio (0.8%):
Westwood One, Inc. (b)                      60,000    $  2,160

Railroads (0.6%):
Norfolk Southern Corp.                      69,800       1,496

Real Estate Investment Trusts (1.4%):
Equity Residential Properties Trust         33,400         942
Simon Property Group, Inc.                  80,600       2,720

                                                         3,662

Restaurants (1.7%):
Brinker International, Inc. (b)            125,030       4,306

Retail (2.8%):
Abercrombie & Fitch Co. (b)                 76,900       2,307
American Eagle Outfitters (b)               56,400       1,434
Ross Stores, Inc.                           88,500       3,594

                                                         7,335

Savings & Loans (1.7%):
Astoria Financial Corp.                     43,600       1,399
GreenPoint Financial Corp.                  62,500       3,091

                                                         4,490

Semiconductors (2.8%):
Integrated Device Technology, Inc. (b)      68,700       1,926
International Rectifier Corp. (b)           49,000       2,260
LSI Logic Corp. (b)                        228,725       2,939

                                                         7,125

Software & Computer Services (1.9%):
BMC Software, Inc. (b)                     169,375       2,449
Macromedia, Inc. (b)                        58,000       1,299
Parametric Technology Corp. (b)            311,600       1,259

                                                         5,007

Staffing (0.9%):
Manpower, Inc.                              57,500       2,314

Steel (1.0%):
AK Steel Holding Corp.                     203,800       2,499

Telecommunications (0.6%):
MasTec, Inc. (b)                           185,000       1,439

Telecommunications -- Equipment (1.8%):
ADC Telecommunications, Inc. (b)           422,500       1,644
Harris Corp.                                82,600       2,990

                                                         4,634


                                                        Market
Security Description                       Shares       Value

Textiles (0.7%):
Unifi, Inc. (b)                            152,500    $  1,710

Tools & Hardware Manufacturing (1.0%):
Snap-on, Inc.                               82,300       2,607

Trucking & Leasing (1.0%):
CNF Transportation, Inc.                    50,214       1,587
GATX Corp.                                  27,802         890

                                                         2,477

Utilities -- Electric (4.9%):
Cinergy Corp.                               69,000       2,452
DPL, Inc.                                  126,751       3,298
SCANA Corp.                                101,358       3,238
TECO Energy, Inc.                          135,000       3,758

                                                        12,746

Utilities -- Natural Gas (2.1%):
Aquila, Inc.                                55,000         882
KeySpan Corp.                              131,750       4,651

                                                         5,533

Utilities -- Telecommunications (1.0%):
Broadwing, Inc. (b)                        386,150       2,549

Total Common Stocks (Cost $202,954)                    242,258

Depositary Receipts (2.2%)

Biotech Holders Trust                       31,000       3,097
Midcap SPDR Trust Series 1                  25,580       2,522

Total Depositary Receipts (Cost $6,539)                  5,619

Total Investments (Cost $223,210) (a) -- 101.5%        261,594

Liabilities in excess of other assets -- (1.5)%        (3,743)

NET ASSETS -- 100.0%                                  $257,851

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                          $46,391
     Unrealized depreciation                           (8,007)
     Net unrealized appreciation                      $38,384

(b)  Non-income producing securities.

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
Small Company Opportunity Fund                  April 30, 2002

(Amounts in Thousands, Except Shares)              (Unaudited)


                                          Shares or
                                          Principal     Market
Security Description                       Amount       Value

Commercial Paper (4.9%)

General Electric Capital Corp.,
  1.92%, 5/1/02                           $  6,989    $  6,989

Total Commercial Paper (Cost $6,989)                     6,989

Common Stocks (95.1%)

Aerospace/Defense Equipment (2.6%):
Curtiss-Wright Corp.                        26,125       1,991
Triumph Group, Inc. (b)                     37,950       1,748

                                                         3,739

Apparel (1.5%):
Phillips-Van Heusen Corp.                  137,650       2,098

Apparel/Footwear (1.5%):
Timberland Co. (b)                          53,000       2,162

Automotive (2.5%):
Group 1 Automotive, Inc. (b)                36,350       1,594
Sonic Automotive, Inc. (b)                  48,900       1,880

                                                         3,474

Automotive Parts (0.9%):
BorgWarner, Inc.                            21,100       1,318

Banks (10.1%):
1ST Source Corp.                            22,000         520
Chemical Financial Corp.                    22,100         709
Chittenden Corp.                            67,300       2,224
Irwin Financial Corp.                      111,750       2,151
Mercantile Bankshares Corp.                 35,400       1,457
National Penn Bancshares, Inc.              26,950         728
R&G Financial Corp.                         93,150       1,864
Sandy Spring Bancorp, Inc.                  39,750       1,339
Sterling Bancshares, Inc.                  113,600       1,554
Texas Regional Bancshares, Inc.             32,500       1,625

                                                        14,171

Building Materials (4.4%):
ABM Industries, Inc.                        61,000       2,336
Genlyte Group, Inc. (b)                     55,000       2,411
Universal Forest Products, Inc.             60,400       1,510

                                                         6,257

Business Services (0.1%):
ICT Group, Inc. (b)                          8,300         207

Chemicals (3.2%):
OM Group, Inc.                              18,550       1,238
Quaker Chemical Corp.                       60,100       1,382
Spartech Corp.                              71,400       1,910

                                                         4,530

Construction (1.6%):
EMCOR Group, Inc. (b)                       37,100       2,258

Consulting Services (1.0%):
Maximus, Inc. (b)                           46,250       1,434

Consumer Products (1.4%):
American Greetings Corp., Class A          108,250       1,921


                                                        Market
Security Description                       Shares       Value

Distribution/Wholesale (3.7%):
Advanced Marketing Services, Inc.           56,600    $  1,373
Handleman Co. (b)                          124,900       1,599
United Stationers, Inc. (b)                 58,100       2,266

                                                         5,238

Electronic & Electrical -- General (0.9%):
Watsco, Inc.                                73,700       1,333

Electronics (2.3%):
BEI Technologies, Inc.                      29,700         582
C&D Technologies, Inc.                      63,750       1,467
Technitrol, Inc.                            50,000       1,270

                                                         3,319

Food Processing & Packaging (0.9%):
Interstate Bakeries Corp.                   26,100         645
J & J Snack Foods Corp.                     15,300         589

                                                         1,234

Forest Products --
  Lumber & Paper (0.5%):
Chesapeake Corp.                            23,600         648

Health Care (2.9%):
Coventry Health Care, Inc. (b)              50,200       1,581
Sunrise Assisted Living, Inc. (b)           40,500       1,094
Universal Health Services, Inc. (b)         30,550       1,422

                                                         4,097

Home Building (1.6%):
Meritage Corp. (b)                          49,300       2,209

Instruments -- Scientific (0.7%):
FEI Co. (b)                                 34,800         920

Insurance (6.4%):
Alfa Corp.                                  53,350       1,712
Delphi Financial Group, Inc.                46,650       2,006
Philadelphia Consolidated Holding
  Corp. (b)                                 48,750       2,082
State Auto Financial Corp.                  65,700       1,072
Triad Guaranty, Inc. (b)                    48,100       2,150

                                                         9,022

Machine -- Diversified (3.5%):
JLG Industries, Inc.                       100,000       1,646
Stewart & Stevenson Services, Inc.          84,400       1,594
Thomas Industries, Inc.                     60,000       1,740

                                                         4,980

Manufacturing -- Diversified (1.3%):
Ameron International Corp.                  24,150       1,783

Medical Equipment & Supplies (1.1%):
PolyMedica Corp. (b)                        40,100       1,562

Metals -- Fabrication (2.2%):
Maverick Tube Corp. (b)                     83,250       1,511
Mueller Industries, Inc. (b)                45,600       1,554

                                                         3,065

Networking Products (1.2%):
Anixter International, Inc. (b)             60,000       1,737

                      See notes to financial statements.

Small Company Opportunity Fund                  April 30, 2002

(Amounts in Thousands, Except Shares)              (Unaudited)


                                                        Market
Security Description                       Shares       Value

Office Equipment & Supplies (2.1%):
Global Imaging Systems, Inc. (b)            63,500    $  1,212
New England Business Service, Inc.          63,550       1,779

                                                         2,991

Oil & Gas Exploration,
  Production & Services (1.9%):
Patina Oil & Gas Corp.                      48,400       1,752
Vintage Petroleum, Inc.                     69,000         952

                                                         2,704

Oil Marketing & Refining (1.3%):
Frontier Oil Corp.                          89,750       1,885

Pharmaceuticals (1.5%):
Medicis Pharmaceutical Corp.,
  Class A (b)                               25,600       1,371
Theragenics Corp. (b)                       89,850         807

                                                         2,178

Real Estate Investment Trusts (4.9%):
Amli Residential Properties Trust           50,000       1,270
Bedford Property Investors, Inc.            60,000       1,592
Cousins Properties, Inc.                    53,500       1,445
Highwoods Properties, Inc.                  46,400       1,305
Parkway Properties, Inc.                    35,850       1,309

                                                         6,921

Restaurants (1.1%):
Papa John's International, Inc. (b)         48,600       1,511

Savings & Loans (8.0%):
Downey Financial Corp.                      29,000       1,540
FirstFed Financial Corp. (b)                45,850       1,311
Flagstar Bancorp, Inc.                      56,500       1,672
ITLA Capital Corp. (b)                      78,900       2,372
PFF Bancorp, Inc.                           60,000       1,968
Roslyn Bancorp, Inc.                        96,900       2,231

                                                        11,094

Shipping (2.0%):
Alexander & Baldwin, Inc.                   47,575       1,293
Overseas Shipholding Group, Inc.            68,800       1,571

                                                         2,864


                                                        Market
Security Description                       Shares       Value

Software & Computer Services (3.6%):
Ansys, Inc. (b)                             48,700    $  1,242
Inter-Tel, Inc.                             71,650       1,470
MCSi, Inc. (b)                              58,550         848
SERENA Software, Inc. (b)                   30,275         416
Syntel, Inc. (b)                            78,700       1,141

                                                         5,117

Steel Producers (1.1%):
Reliance Steel & Aluminum Co.               47,000       1,516

Telecommunications (0.6%):
Black Box Corp. (b)                         18,750         877

Telecommunications -- Equipment (0.6%):
Tollgrade Communications, Inc. (b)          44,850         902

Toys (1.1%):
JAKKS Pacific, Inc. (b)                     79,400       1,530

Trucking & Leasing (1.4%):
Landstar System, Inc. (b)                   20,000       1,958

Utilities -- Electric (1.3%):
PNM Resources, Inc.                         63,900       1,853

Utilities -- Natural Gas (2.6%):
Cascade Natural Gas Corp.                   88,300       1,987
Energen Corp.                               61,200       1,723

                                                         3,710

Total Common Stocks (Cost $104,177)                    134,327

Total Investments (Cost $111,166) (a) -- 100.0%        141,316

Liabilities in excess of other assets -- 0.0%             (45)

NET ASSETS -- 100.0%                                  $141,271

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                          $32,827
     Unrealized depreciation                           (2,677)
     Net unrealized appreciation                      $30,150

(b)  Non-income producing securities.

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
International Growth Fund                       April 30, 2002

(Amounts in Thousands, Except Shares)              (Unaudited)


                                          Shares or
                                          Principal     Market
Security Description                       Amount       Value

Commercial Paper (1.6%)

General Electric Capital Corp.,
  1.92%, 5/1/02                           $  1,263     $ 1,263

Total Commercial Paper (Cost $1,263)                     1,263

Common Stocks (97.3%)

Australia (3.4%):
Airlines (0.5%):
Qantas Airways Ltd.                        172,815         418

Banks (0.7%):
National Australia Bank Ltd.                30,936         576

Commercial Services (0.2%):
Coates Hire Ltd.                           155,557         175

Food -- Retail (0.2%):
Foodland Associated Ltd.                    14,300         139

Manufacturing -- Diversified (0.3%):
Pacifica Group Ltd. (b)                    127,593         262

Metals & Mining (0.4%):
Newcrest Mining Ltd.                        99,807         343
Pasminco Ltd. (b)                          459,580           0

                                                           343

Mining (0.2%):
Broken Hill Proprietary Ltd.                29,689         172

Multimedia (0.4%):
News Corp. Ltd.                             43,935         287

Oil & Gas Exploration,
  Production & Services (0.4%):
Woodside Petroleum Ltd.                     39,852         290

Telecommunications (0.1%):
National Telecoms Group Ltd.                53,000          42

Total Australia                                          2,704

Belgium (0.5%):
Banks (0.5%):
Fortis                                      17,139         394

Total Belgium                                              394

Brazil (0.9%):
Commercial Banking (0.3%):
Unibanco, GDR                                9,500         233

Utilities -- Electric (0.3%):
CIA Paranese de Energia, ADR                29,000         207

Utilities -- Telecommunications (0.3%):
Telecomunicacoes Brasileiras SA,
  ADR (b)                                    6,000           0
Telecomunicacoes Brasileiras-Telebras
  SA, ADR                                    8,300         259

                                                           259

Total Brazil                                               699


                                                        Market
Security Description                       Shares       Value

Britain (18.6%):
Aerospace/Defense (0.8%):
BAE Systems PLC                            130,000     $   661

Banks (2.1%):
Alliance & Leicester PLC                    35,412         478
Royal Bank of Scotland Group PLC            40,000       1,148

                                                         1,626

Beverages (1.4%):
Diageo PLC                                  85,697       1,138

Food Distributors, Supermarkets
  & Wholesalers (2.4%):
Compass Group PLC                           70,000         436
J Sainsbury PLC                             75,000         437
Tesco PLC                                  248,053         950

                                                         1,823

Food Products (0.7%):
Cadbury Schweppes PLC                       74,135         562

Household Products (0.8%):
Reckitt Benckiser PLC                       37,892         671

Insurance (1.2%):
Legal & General Group PLC                  400,402         918

Leisure -- Recreation, Gaming (0.5%):
Hilton Group PLC                           100,000         373

Metals & Mining (0.9%):
Rio Tinto PLC                               40,000         743

Multimedia (0.5%):
Reuters Group PLC                           53,346         373

Oil & Gas Exploration,
  Production & Services (2.9%):
British Petroleum Co. PLC                  220,000       1,876
Centrica PLC                               100,000         308

                                                         2,184

Pharmaceuticals (1.5%):
GlaxoSmithKline PLC                         50,000       1,210

Publishing (0.6%):
Reed International PLC                      50,000         490

Retail (0.7%):
GUS PLC                                     36,000         328
Kingfisher PLC                              40,315         225

                                                           553

Telecommunications (1.6%):
Vodafone Airtouch PLC                      796,768       1,286

Total Britain                                           14,611

                      See notes to financial statements.

International Growth Fund                       April 30, 2002

(Amounts in Thousands, Except Shares)              (Unaudited)


                                                        Market
Security Description                       Shares       Value

Canada (3.3%):
Aluminum (1.3%):
Alcan, Inc.                                 27,000     $   996

Diversified (0.4%):
Bombadier, Inc., Class B                    35,000         301

Oil & Gas Exploration,
  Production & Services (0.7%):
Suncor Energy, Inc.                         17,000         590

Railroads (0.9%):
Canadian National Railway Co.               14,750         699

Total Canada                                             2,586

Chile (0.3%):
Utilities -- Electric (0.3%):
Endesa, ADR                                 24,000         222

Total Chile                                                222

Finland (1.0%):
Telecommunications -- Equipment (1.0%):
Nokia OYJ                                   50,000         809

Total Finland                                              809

France (12.7%):
Aluminum (0.5%):
Pechiney SA -- A Shares                      7,985         386

Automotive (0.8%):
Peugeot SA                                   7,500         373
Renault SA                                   5,000         232

                                                           605

Banks (1.5%):
Banque Nationale de Paris                    7,000         366
Societe Generale                            11,500         787

                                                         1,153

Building & Construction (1.5%):
Bouygues SA                                 10,000         302
Technip-Coflexip SA                          2,693         380
Vinci SA                                     7,500         480

                                                         1,162

Building Materials (2.0%):
Compagnie de Saint Gobain                    3,500         599
Lafarge SA                                  10,000         949

                                                         1,548

Cosmetics (0.8%):
L'Oreal SA                                   8,500         666

Diversified Operations (0.5%):
LMVH Moet Hennessy                           7,500         392

Electronic & Electrical -- General (0.9%):
Thomson Multimedia (b)                      26,788         733

Engineering (0.4%):
Altran Technologies SA                       5,706         298

Multimedia (0.4%):
Vivendi Universal SA                        10,000         319


                                                        Market
Security Description                       Shares       Value

Oil & Gas Exploration,
  Production & Services (2.4%):
Total Fina SA, Class B                      12,927     $ 1,960

Pharmaceuticals (0.4%):
Aventis SA                                   5,000         355

Telecommunications (0.3%):
Orange SA (b)                               34,860         201

Telecommunications -- Equipment (0.3%):
Alcatel                                     20,000         250

Total France                                            10,028

Germany (5.2%):
Automotive (0.8%):
Bayerische Motoren Werke AG                 15,427         616

Banks (0.6%):
Commerzbank AG                              25,000         451

Chemicals -- Diversified (1.5%):
BASF AG                                     19,600         836
Henkel KGaA                                  6,000         395

                                                         1,231

Insurance (0.6%):
Allianz AG, Registered                       2,000         470

Manufacturing -- Miscellaneous (1.0%):
E.On AG                                     15,000         777

Manufacturing -- Diversified (0.7%):
Siemens AG, Registered                       9,123         552

Total Germany                                            4,097

Hong Kong (2.4%):
Airlines (0.6%):
Cathay Pacific Airways Ltd.                272,000         470

Banks (0.3%):
Hang Seng Bank                              17,400         199

Diversified (0.4%):
Hutchison Whampoa Ltd.                      34,000         299

Electric Integrated (0.1%):
Hongkong Electric Holdings Ltd.             30,500         116

Oil & Gas Exploration,
  Production & Services (0.4%):
CNOOC Ltd.                                 257,000         339

Real Estate (0.3%):
Sun Hung Kai Properties Ltd.                30,000         262

Telecommunications (0.3%):
China Mobile Ltd. (b)                       73,000         239

Total Hong Kong                                          1,924

Ireland (2.5%):
Banks (1.5%):
Allied Irish Banks PLC                      37,703         500
Bank of Ireland                             60,000         698

                                                         1,198

                      See notes to financial statements.

International Growth Fund                       April 30, 2002

(Amounts in Thousands, Except Shares)              (Unaudited)


                                                        Market
Security Description                       Shares       Value

Building Materials (1.0%):
CRH PLC                                     44,524     $   772

Total Ireland                                            1,970

Israel (0.2%):
Medical Equipment & Supplies (0.2%):
Lumenis Ltd. (b)                            21,000         179

Total Israel                                               179

Italy (3.1%):
Oil-Integrated Companies (2.1%):
ENI SPA                                    110,000       1,690

Utilities -- Telecommunications (1.0%):
Telecom Italia SPA                         100,000         796

Total Italy                                              2,486

Japan (19.8%):
Audio/Video Products (0.3%):
Pioneer Corp.                               12,400         245

Automotive (2.1%):
Honda Motor Co. Ltd.                         8,600         386
Nissan Motor Co. Ltd.                       81,000         623
Toyota Motor Corp.                          24,900         679

                                                         1,688

Banks (1.0%):
Mitsubishi Tokyo Financial Group, Inc.          67         459
Sumitomo Mitsui Banking Corp.               73,000         325

                                                           784

Brokerage Services (0.7%):
Nomura Securities Co. Ltd.                  41,000         572

Building & Construction (0.3%):
Sekisui House Ltd.                          33,000         227

Building Materials (0.3%):
Daikin Industries Ltd.                      14,000         254

Chemicals -- General (0.9%):
Shin-Etsu Chemical Co.                      10,200         420
Sumitomo Chemical Co. Ltd.                  69,000         292

                                                           712

Cosmetics & Related (0.4%):
KAO Corp.                                   18,000         352

Electronic & Electrical -- General (4.3%):
Canon, Inc.                                 18,000         689
FANUC Ltd.                                   4,500         250
Hitachi Ltd.                                41,000         304
Matsushita Electric Industrial Co. Ltd.     21,000         281
NEC Corp.                                   27,000         208
Ricoh Co. Ltd.                              11,000         205
Sanyo Electric Co. Ltd.                     68,000         313
Secom                                        4,500         221
Sony Corp.                                  10,500         564
Toshiba Corp.                               55,000         257

                                                         3,292


                                                        Market
Security Description                       Shares       Value

Entertainment (0.3%):
Nintendo Co. Ltd.                            1,500     $   210

Financial Services (0.4%):
Promise Co. Ltd.                             5,500         290

Food -- Diversified (0.4%):
Ajinomoto Co., Inc.                         32,000         319

Insurance (0.3%):
Millea Holdings, Inc. (b)                       32         249

Machinery (0.3%):
SMC CORP.                                    2,000         240

Medical Supplies (0.3%):
Hoya Corp.                                   3,400         253

Paper and Forest Products (0.3%):
Nippon Unipac Holding                           44         252

Pharmaceuticals (1.1%):
Eisai Co., Ltd.                              8,000         206
Takeda Chemical Industries                  16,000         700

                                                           906

Photography (0.4%):
Fuji Photo Film Co. Ltd.                    10,000         318

Retail (0.8%):
Ito-Yokado Co. Ltd.                          5,000         246
JUSCO Co. Ltd.                              14,000         362

                                                           608

Retail -- Department Stores (0.3%):
Isetan Co. Ltd.                             21,000         205

Semiconductors (0.5%):
Rohm Co. Ltd.                                2,600         388

Software & Computer Services (0.3%):
Nomura Research Institute Ltd.               1,900         249

Steel -- Producers (0.3%):
Nippon Steel Corp.                         152,000         232

Telecommunications (0.5%):
NTT DoCoMo, Inc. (b)                           152         387

Textile Manufacturing (0.3%):
TEIJIN Ltd.                                 65,000         231

Trading Company (0.8%):
Mitsubishi Corp.                            37,000         278
Mitsui & Co., Ltd.                          56,000         354

                                                           632

Transportation (0.6%):
Nippon Yusen Kabushiki Kaisha               67,000         223
Yamato Transport Co., Ltd.                  14,000         238

                                                           461

Utilities -- Electric (0.4%):
Tokyo Electric Power Co., Inc.              18,500         337

                      See notes to financial statements.

International Growth Fund                       April 30, 2002

(Amounts in Thousands, Except Shares)              (Unaudited)


                                                        Market
Security Description                       Shares       Value

Utilities -- Telecommunications (0.6%):
KDDI CORP.                                      73     $   191
Nippon Telegraph & Telephone Corp.              39         153
NTT Mobile Communications
Network, Inc.                                   50         127

                                                           471

Wire & Cable Products (0.3%):
Sumitomo Electric Industries Ltd.           31,000         221

Total Japan                                             15,585

Korea (3.5%):
Banks (0.9%):
Kookmin Bank, ADR                           15,634         727

Electronic & Electrical -- General (1.8%):
Samsung Electronics, GDR                       270          40
Samsung Electronics, GDR                     3,880         568
Samsung SDI Co., Ltd., GDR                  34,400         790

                                                         1,398

Steel (0.5%):
POSCO, ADR                                  16,100         394

Utilities -- Telecommunications (0.3%):
KT Corp., ADR                               10,800         245

Total Korea                                              2,764

Malaysia (1.6%):
Commercial Banking (0.5%):
Malayan Banking Berhad                     174,150         422

Gaming (0.8%):
Genting Berhad                             144,000         591

Telecommunications (0.3%):
Telekom Malaysia Berhad                     96,000         245

Total Malaysia                                           1,258

Mexico (1.1%) Retail (0.3%):
Controladora Comercial Mexicana
  SA de CV                                 260,000         219

Television (0.5%):
TV Azteca SA de CV                         700,000         351

Utilities -- Telecommunications (0.3%):
America Movil SA de CV                     290,000         270

Total Mexico                                               840

Netherlands (3.5%):
Apparel (0.6%):
Gucci Group NV                               4,500         436

Chemicals -- Diversified (1.2%):
Akzo Nobel NV                               14,000         602
DSM NV                                       7,792         347

                                                           949

Electronic & Electrical -- General (0.4%):
Philips Electronics NV                      11,000         340


                                                        Market
Security Description                       Shares       Value

Oil & Gas Exploration,
  Production & Services (1.3%):
Royal Dutch Petroleum Co.                   20,000     $ 1,059

Total Netherlands                                        2,784

Russia (0.9%):
Oil-Integrated Companies (0.9%):
Lukoil Holding, ADR                          9,700         690

Total Russsia                                              690

Singapore (1.4%):
Banks (0.4%):
DBS Group Holdings Ltd.                     38,000         294

Conglomerates (0.5%):
Keppel Corp Ltd.                           128,000         297

Electronic & Electrical -- General (0.2%):
Venture Manufacturing Ltd.                  21,000         197

Shipbuilding (0.1%):
Sembcorp Marine Ltd.                       206,000         103

Steel -- Producers (0.2%):
NatSteel Ltd.                              319,000         197

Total Singapore                                          1,088

South Africa (2.1%):
Diversified Industrials (0.5%):
Remgro Ltd.                                 59,000         382

Mining (1.6%):
Gold Fields Ltd.                            60,000         724
Impala Platinum Holdings Ltd.                8,400         545

                                                         1,269

Total South Africa                                       1,651

Spain (1.8%):
Banks (1.0%):
Banco Popular Espanol SA                    20,355         835

Retail (0.8%):
Inditex (b)                                 30,000         619

Total Spain                                              1,454

Switzerland (6.0%):
Food Processing & Packaging (1.3%):
Nestle SA, Registered                        4,450       1,052

Pharmaceuticals (3.4%):
Novartis AG, Registered                     45,000       1,887
Roche Holding AG                            10,000         758

                                                         2,645

Semiconductors (0.8%):
STMicroelectronics NV                       20,000         622

Utilities -- Telecommunications (0.5%):
Swisscom AG, Registered                      1,425         425

Total Switzerland                                        4,744

                      See notes to financial statements.

International Growth Fund                       April 30, 2002

(Amounts in Thousands, Except Shares)              (Unaudited)


                                                        Market
Security Description                       Shares       Value

Taiwan (0.5%):
Semiconductors (0.5%):
Taiwan Semiconductor, ADR (b)               21,316     $   378
United Microelectronics Corp., ADR (b)       5,070          51

Total Taiwan                                               429

Thailand (0.3%):
Banks (0.3%):
Bangkok Bank Public Co. Ltd. (b)           171,000         253

Total Thailand                                             253

Turkey (0.7%):
Retail -- Specialty Stores (0.7%):
Petrol Ofisi AS                         24,000,000         537

Total Turkey                                               537

Total Common Stocks (Cost $71,962)                      76,786

Total Investments (Cost $73,225) (a) -- 98.9%           78,049

Other assets in excess of liabilities -- 1.1%              903

NET ASSETS -- 100.0%                                   $78,952

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                          $ 8,033
     Unrealized depreciation                           (3,209)
     Net unrealized appreciation                      $ 4,824

(b)  Non-income producing securities.

ADR -- American Depositary Receipts

GDR -- Global Depositary Receipts

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
Nasdaq-100 Index(R) Fund                        April 30, 2002

(Amounts in Thousands, Except Shares)              (Unaudited)


                                                        Market
Security Description                       Shares       Value

Common Stocks (92.3%)

Automotive (0.6%):
PACCAR, Inc.                                 1,240     $    89

Biotechnology (11.3%):
Abgenix, Inc. (b)                            1,181          17
Amgen, Inc. (b)                              7,035         372
Biogen, Inc. (b)                             2,622         114
Chiron Corp. (b)                             3,817         154
Genzyme Corp. (b)                            3,838         157
Gilead Sciences, Inc. (b)                    2,729          85
Human Genome Sciences, Inc. (b)              1,834          29
IDEC Pharmaceuticals Corp. (b)               2,391         131
ImClone Systems, Inc. (b)                    1,079          17
Immunex Corp. (b)                           10,782         293
Invitrogen Corp. (b)                           717          25
MedImmune, Inc. (b)                          3,831         128
Millennium Pharmaceuticals, Inc. (b)         4,425          88
Protein Design Labs, Inc. (b)                1,219          22

                                                         1,632

Commercial Services (4.2%):
Cintas Corp.                                 2,939         152
Concord EFS, Inc. (b)                        8,212         268
Paychex, Inc.                                5,125         191

                                                           611

Computers & Peripherals (9.3%):
Apple Computer, Inc. (b)                     7,070         172
Cisco Systems, Inc. (b)                     37,821         553
Dell Computer Corp. (b)                     13,854         365
Network Appliance, Inc. (b)                  4,996          87
Sun Microsystems, Inc. (b)                  20,359         167

                                                         1,344

Distribution/Wholesale (1.0%):
Costco Wholesale Corp. (b)                   3,437         138

Electronic & Electrical -- General (1.2%):
Flextronics International Ltd. (b)           8,009         111
Gemstar-TV Guide International, Inc. (b)     6,266          56

                                                           167

Electronics (1.5%):
JDS Uniphase Corp. (b)                      20,193          88
Molex, Inc.                                  1,407          47
Sanmina Corp. (b)                            8,042          84

                                                           219

Forest Products --
  Lumber & Paper (0.4%):
Smurfit-Stone Container Corp. (b)            3,451          56

Health Care (0.4%):
Express Scripts, Inc., Class A (b)           1,019          64

Health Care Products (0.2%):
Cytyc Corp. (b)                              1,780          28


                                                        Market
Security Description                       Shares       Value

Internet Business Services (1.5%):
BEA Systems, Inc. (b)                        5,327     $    57
eBay, Inc. (b)                               2,961         157

                                                           214

Internet Service Provider (0.4%):
Yahoo, Inc. (b)                              3,970          59

Internet Services/Software (1.5%):
Amazon.com, Inc. (b)                         3,564          59
Symantec Corp. (b)                           2,078          75
TMP Worldwide, Inc. (b)                      1,796          54
VeriSign, Inc. (b)                           3,180          29

                                                           217

Medical Supplies (1.0%):
Biomet, Inc.                                 5,240         148

Networking Products (0.2%):
Juniper Networks, Inc. (b)                   3,065          31

Office Equipment & Supplies
  (Non-Computer Related) (0.6%):
Staples, Inc. (b)                            4,472          89

Pharmaceuticals (0.9%):
Andrx Corp. (b)                                996          45
Cephalon, Inc. (b)                             726          43
ICOS Corp. (b)                                 841          22
Sepracor, Inc. (b)                           1,218          15

                                                           125

Radio & Television (2.8%):
Adelphia Communications Corp. (b)            3,516          21
Charter Communications, Inc. (b)             4,412          36
Comcast Corp., Class A
  Special Shares (b)                         6,468         173
USA Networks, Inc. (b)                       5,589         167

                                                           397

Restaurants (1.2%):
Starbucks Corp. (b)                          7,654         175

Retail -- Specialty Stores (1.9%):
Bed Bath & Beyond, Inc. (b)                  5,630         209
CDW Computer Centers, Inc. (b)               1,280          70

                                                           279

Schools & Educational Services (0.7%):
Apollo Group, Inc. (b)                       2,510          96

Semiconductors (21.4%):
Altera Corp. (b)                             7,818         161
Applied Materials, Inc. (b)                 12,193         297
Applied Micro Circuits Corp. (b)             4,996          34
Atmel Corp. (b)                              5,037          45
Broadcom Corp. (b)                           2,445          84
Conexant Systems, Inc. (b)                   4,062          41
Integrated Device Technology, Inc. (b)       1,428          40
Intel Corp.                                 33,909         971

                      See notes to financial statements.

Nasdaq-100 Index(R) Fund                        April 30, 2002

(Amounts in Thousands, Except Shares)              (Unaudited)


                                                        Market
Security Description                       Shares       Value

KLA-Tencor Corp. (b)                         3,245     $   191
Linear Technology Corp.                      6,108         237
Maxim Integrated Products, Inc. (b)          6,539         326
Microchip Technology, Inc. (b)               1,598          71
Novellus Systems, Inc. (b)                   2,108         100
NVIDIA Corp. (b)                             2,255          78
PMC-Sierra, Inc. (b)                         2,636          41
QLogic Corp. (b)                             1,363          62
RF Micro Devices, Inc. (b)                   2,736          48
Vitesse Semiconductor Corp. (b)              3,130          19
Xilinx, Inc. (b)                             6,400         242

                                                         3,088

Software & Computer Services (21.9%):
Adobe Systems, Inc.                          3,354         134
Brocade Communications
  Systems, Inc. (b)                          3,371          86
Check Point Software
  Technologies Ltd. (b)                      3,432          62
Citrix Systems, Inc. (b)                     3,218          37
Compuware Corp. (b)                          3,312          26
Electronic Arts, Inc. (b)                    1,996         118
Fiserv, Inc. (b)                             3,388         151
i2 Technologies, Inc. (b)                    6,535          21
Intuit, Inc. (b)                             3,856         151
Mercury Interactive Corp. (b)                1,270          47
Microsoft Corp. (b)                         26,774       1,400
Oracle Corp. (b)                            33,404         335
Peoplesoft, Inc. (b)                         6,176         143
Rational Software Corp. (b)                  2,927          43
Siebel Systems, Inc. (b)                     7,816         189
Synopsys, Inc. (b)                             799          36
VERITAS Software Corp. (b)                   5,912         168

                                                         3,147

Telecommunications -- Satellite (1.2%):
EchoStar Communications Corp.,
  Class A (b)                                3,587          98
PanAmSat Corp. (b)                           2,914          68

                                                           166

Telecommunications -- Equipment (3.9%):
ADC Telecommunications, Inc. (b)            14,237          55
Comverse Technology, Inc. (b)                2,779          33
QUALCOMM, Inc. (b)                          13,313         402
Telefonaktiebolaget LM Ericsson AB          14,566          36
Tellabs, Inc. (b)                            3,371          29

                                                           555


                                          Shares or
                                          Principal     Market
Security Description                       Amount       Value

Telecommunications --
  Services & Equipment (0.3%):
CIENA Corp. (b)                              5,609     $    42
McLeodUSA, Inc. (b)                          1,237           0

                                                            42

Utilities -- Telecommunications (0.3%):
WorldCom, Inc. (b)                          15,364          38

Wireless Communications (0.5%):
Nextel Communications, Inc.,
  Class A (b)                               14,174          78

Total Common Stocks (Cost $16,666)                      13,292

Depositary Receipts (0.2%)

Nasdaq-100 Shares (b)                          886          28

Total Depositary Receipts (Cost $34)                        28

U.S. Treasury Bills (6.9%)

1.76%, 6/20/02 (c)                          $1,000         998

Total U.S. Treasury Bills (Cost $998)                      998

Total Investments (Cost $17,698) (a) -- 99.4%           14,318

Other assets in excess of liabilities -- 0.6%               83

NET ASSETS -- 100.0%                                   $14,401

(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                          $   867
     Unrealized depreciation                           (4,247)
     Net unrealized depreciation                      $(3,380)

(b)  Non-income producing securities.

(c)  Serves as collateral for futures contracts.


                                            Number of   Market
                                            Contracts    Value

Futures Contracts
Nasdaq-100 Index,
  face amount $1,305,
  expiring June 21, 2002                         9      $1,152

Total Futures (Cost $1,305)                             $1,152

                      See notes to financial statements.


                                           Statements of Assets and Liabilities
The Victory Portfolios                                           April 30, 2002

(Amounts in Thousands, Except Per Share Amounts)                    (Unaudited)



                                                                                       Small                         Nasdaq-
                                                                       Special        Company     International        100
                                                                        Value       Opportunity      Growth          Index(R)
                                                                        Fund           Fund           Fund            Fund

ASSETS:
Investments, at value (Cost $223,210; $111,166; $73,225; $17,698)     $261,594       $141,316       $ 78,049         $14,318
Cash                                                                        --             --             --              40
Foreign currency, at value (Cost $444)                                      --             --            440              --
Interest and dividends receivable                                          173             77            202               1
Receivable from brokers for investments sold                             4,844             12          1,515              --
Receivable from affiliates                                                   5              2             50              21
Net receivable for variation margin on open futures contracts               --             --             --              26
Reclaims receivable                                                         --             --            202              --
Prepaid expenses and other assets                                           14             76              9               5

         Total Assets                                                  266,630        141,483         80,467          14,411

LIABILITIES:
Payable to brokers for investments purchased                             8,504             --          1,359               1
Accrued expenses and other payables:
     Investment advisory fees                                              157             70            107              --
     Administration fees                                                     4              1              1              --
     Custodian fees                                                          8              4             16               3
     Accounting fees                                                        --              6             --              --
     Transfer agent fees                                                     5             24             21               3
     Shareholder service fees -- Class A                                    53              6              3              --
     Shareholder service fees and 12b-1 fees -- Class G                     --             90              7               2
     Other                                                                  48             11              1               1

         Total Liabilities                                               8,779            212          1,515              10

NET ASSETS:
Capital                                                                212,102        103,397        113,147          26,895
Accumulated net investment losses                                          (73)          (122)          (314)            (23)
Net unrealized appreciation (depreciation)
   from investments and futures                                         38,384         30,150          1,947          (3,533)
Net unrealized appreciation from translation
   of assets and liabilities in foreign currencies                          --             --          2,883              --
Accumulated undistributed net realized gains (losses)
   from investments, futures and foreign currency transactions           7,438          7,846        (38,711)         (8,938)

         Net Assets                                                   $257,851       $141,271       $ 78,952         $14,401

Net Assets
     Class A                                                          $256,800        $51,043       $ 62,876         $ 9,192
     Class C                                                                --             --             --              24
     Class G                                                             1,051         90,228         16,076           5,185

         Total                                                        $257,851       $141,271       $ 78,952         $14,401

Outstanding units of beneficial interest (shares)
     Class A                                                            18,245          1,979          7,136           2,551
     Class C                                                                --             --             --               6
     Class G                                                                75          3,528          1,842           1,438

         Total                                                          18,320          5,507          8,978           3,995

Net asset value
     Redemption price per share -- Class A                            $  14.08       $  25.78       $   8.81         $  3.61
     Offering and redemption price per share -- Class C                     --             --             --         $  3.61
     Offering and Redemption price per share -- Class G               $  14.00       $  25.58       $   8.73         $  3.60

Maximum sales charge -- Class A                                           5.75%          5.75%          5.75%           5.75%

Maximum offering price per share
   (100%/(100%-maximum sales charge) of net
   asset value adjusted to nearest cent) -- Class A                   $  14.94       $  27.35       $   9.35         $  3.83


                      See notes to financial statements.


                                                       Statements of Operations
The Victory Portfolios                  For the Six Months Ended April 30, 2002

(Amounts in Thousands)                                              (Unaudited)



                                                                                          Small                           Nasdaq-
                                                                         Special         Company      International         100
                                                                          Value        Opportunity       Growth           Index(R)
                                                                          Fund            Fund            Fund             Fund

Investment Income:
Interest income                                                          $    87         $    26        $     29          $    25
Dividend income                                                            1,385             669             609                4
Foreign tax withholding                                                       --              (1)            (70)              --
Income from securities lending                                                38              71              --               --

     Total Income                                                          1,510             765             568               29

Expenses:
Investment advisory fees                                                     851             390             490               48
Administration fees                                                          160              89              65               11
Shareholder service fees -- Class A                                          276              49              87               --
Shareholder service fees and 12b-1 fees -- Class G                             2             211              48                7
Accounting fees                                                               38              28              51               26
Custodian fees                                                                33              17             161               17
Legal and audit fees                                                           9               5               6                2
Trustees' fees and expenses                                                    3               2               1               --
Transfer agent fees                                                           32             139             108               37
Registration and filing fees                                                  13              18              12               12
Printing fees                                                                 --              --               1                3
Other                                                                          8               5               4                7

     Total Expenses                                                        1,425             953           1,034              170

Expenses voluntarily reduced by advisor                                       --             (66)            (80)             (59)

     Expenses before reimbursement from distributor                        1,425             887             954              111
     Expenses reimbursed by distributor                                      (12)             --             (72)             (59)

     Net Expenses                                                          1,413             887             882               52

Net Investment Income (Loss)                                                  97            (122)           (314)             (23)

Realized/Unrealized Gains (Losses)
   from Investments and Foreign Currencies:
Net realized gains (losses) from
   investment transactions and futures                                     9,827          10,098         (11,447)          (1,786)
Net realized losses from foreign currency transactions                        --              --            (739)              --
Net change in unrealized appreciation
   from investments and futures                                           31,713          16,216          14,363              380
Net change in unrealized appreciation from translation
   of assets and liabilities in foreign currencies                            --              --              11               --
Net realized/unrealized gains (losses) from investments,
   futures and foreign currencies:                                        41,540          26,314           2,188           (1,406)
Change in net assets resulting from operations                           $41,637         $26,192        $  1,874          $(1,429)


                      See notes to financial statements.


The Victory Portfolios                      Statements of Changes in Net Assets

(Amounts in Thousands)


                                       Special              Small Company            International             Nasdaq-100
                                     Value Fund           Opportunity Fund            Growth Fund             Index(R) Fund

                                   Six                     Six                     Six                       Six
                                 Months       Year       Months       Year       Months        Year        Months       Year
                                  Ended       Ended       Ended       Ended       Ended        Ended        Ended       Ended
                                April 30,  October 31,  April 30,  October 31,  April 30,   October 31,   April 30,  October 31,
                                  2002        2001        2002        2001        2002         2001         2002        2001

                               (Unaudited)             (Unaudited)             (Unaudited)               (Unaudited)

From Investment Activities:
Operations:
     Net investment
       income (loss)            $     97    $    477    $   (122)   $     67    $    (314)   $    (337)   $   (23)    $     53
     Net realized gains
       (losses) from
       investment transactions     9,827      21,692      10,098      13,599      (11,447)     (24,729)    (1,786)      (6,932)
     Net realized losses
       from foreign
       currency transactions          --          --          --          --         (739)        (532)        --           --
     Net change in unrealized
       appreciation
       (depreciation)
       from investments           31,713     (30,420)     16,216     (24,702)      14,363      (15,768)       380       (3,410)
     Net change in unrealized
       appreciation from
       translation of
       assets and liabilities
       in foreign currencies          --          --          --          --           11           24         --           --

Change in net assets
  resulting from operations       41,637      (8,251)     26,192     (11,036)       1,874      (41,342)    (1,429)     (10,289)

Distributions to Shareholders:
     From net investment
       income:
         Class A                    (210)       (570)        (11)        (51)          --           --         --          (44)
         Class G                      --          --          --          (5)          --           --         --          (29)
     From net realized gains
       from investment
       transactions and
       foreign currencies        (21,755)    (33,394)    (10,489)     (6,569)          --      (21,132)        --           --

Change in net assets
  from distributions
  to shareholders                (21,965)    (33,964)    (10,500)     (6,625)          --      (21,132)        --          (73)

Capital Transactions:
     Proceeds from
       shares issued              79,590      64,047      56,487      36,989      157,263      246,916      5,489       20,032
     Dividends reinvested         18,408      28,532       8,491       5,701           --       13,102         --           49
     Cost of shares redeemed     (62,227)    (62,382)    (57,526)    (30,846)    (177,686)    (275,052)    (2,633)      (4,053)

Change in net assets from
  capital transactions            35,771      30,197       7,452      11,844      (20,423)     (15,034)     2,856       16,028

Change in net assets              55,443     (12,018)     23,144      (5,817)     (18,549)     (77,508)     1,427        5,666

Net Assets:
     Beginning of period         202,408     214,426     118,127     123,944       97,501      175,009     12,974        7,308

     End of period              $257,851    $202,408    $141,271    $118,127    $  78,952    $  97,501    $14,401     $ 12,974

Share Transactions:
     Issued                        5,907       4,557       2,427       1,464       18,012       24,725      1,263        3,391
     Reinvested                    1,504       2,160         395         232           --        1,106         --            9
     Redeemed                     (4,681)     (4,512)     (2,488)     (1,239)     (20,301)     (27,188)      (638)        (822)

Change in Shares                   2,730       2,205         334         457       (2,289)      (1,357)       625        2,578


                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights

For Share Outstanding Throughout Each Period


                                                                        Special Value Fund

                                                                          Class A Shares

                                           Six
                                         Months           Year           Year           Year           Year           Year
                                          Ended           Ended          Ended          Ended          Ended          Ended
                                        April 30,      October 31,    October 31,    October 31,    October 31,    October 31,
                                          2002            2001           2000           1999           1998           1997

                                       (Unaudited)

Net Asset Value,
   Beginning of Period                  $  12.98        $  16.02       $  13.09       $  13.64       $  16.68       $  14.15

Investment Activities:
     Net investment income (loss)             --            0.03           0.06           0.07           0.09           0.10
     Net realized and unrealized gains
       (losses) on investments              2.52           (0.60)          3.68           0.04          (1.79)          3.50

         Total from
            Investment Activities           2.52           (0.57)          3.74           0.11          (1.70)          3.60

Distributions
     Net investment income                 (0.01)          (0.04)         (0.06)         (0.08)         (0.09)         (0.12)
     Net realized gains                    (1.41)          (2.43)         (0.75)         (0.58)         (1.25)         (0.95)

         Total Distributions               (1.42)          (2.47)         (0.81)         (0.66)         (1.34)         (1.07)

Net Asset Value, End of Period          $  14.08        $  12.98       $  16.02       $  13.09       $  13.64       $  16.68

Total Return (excludes sales charges)      21.06%<F4>      (3.79)%        29.94%          0.80%        (11.22)%        27.05%

Ratios/Supplemental Data:
Net Assets at end of period (000)       $256,800        $201,734       $214,293       $232,272       $346,962       $420,020
Ratio of expenses to
   average net assets <F6>                  1.27%<F5>       1.30%          1.32%          1.43%          1.40%          1.37%
Ratio of net investment income
   (loss) to average net assets <F6>        0.09%<F5>       0.22%          0.43%          0.51%          0.56%          0.65%
Ratio of expenses to
   average net assets<F1>                   <F7>            <F7>           1.38%          1.53%          1.51%          <F7>
Ratio of net investment income
   (loss) to average net assets<F1>         <F7>            <F7>           0.37%          0.41%          0.45%          <F7>
Portfolio turnover <F8>                       41%             89%            65%            43%            44%            39%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Period from commencement of operations.

<F4> Not annualized.

<F5> Annualized.

<F6> Effective March 1, 2002, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses (excluding certain items) of Class G Shares of the Fund do not exceed 2.00% until at least February 28, 2012.

<F7> There were no voluntary fee reductions during the period.

<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.







                                                    Special Value Fund

                                                      Class G Shares

                                            Six                          December 21,
                                          Months           Year              1999
                                           Ended           Ended           through
                                         April 30,      October 31,      October 31,
                                           2002            2001            2000<F3>

                                        (Unaudited)

Net Asset Value,
   Beginning of Period                   $12.93           $15.97           $12.48

Investment Activities:
     Net investment income (loss)         (0.01)           (0.02)<F2>        0.02
     Net realized and unrealized gains
       (losses) on investments             2.49            (0.58)            3.51

         Total from
            Investment Activities          2.48            (0.60)            3.53

Distributions
     Net investment income                   --            (0.01)           (0.04)
     Net realized gains                   (1.41)           (2.43)              --

         Total Distributions              (1.41)           (2.44)           (0.04)

Net Asset Value, End of Period           $14.00           $12.93           $15.97

Total Return (excludes sales charges)     20.79%<F4>       (3.99)%          28.34%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)        $1,051           $  674           $  133
Ratio of expenses to
   average net assets <F6>                 1.60%<F5>        1.60%            1.59%<F5>
Ratio of net investment income
   (loss) to average net assets <F6>      (0.26)%<F5>      (0.16)%           0.08%<F5>
Ratio of expenses to
   average net assets<F1>                  4.18%<F5>        5.34%           23.11%<F5>
Ratio of net investment income
   (loss) to average net assets<F1>       (2.84)%<F5>      (3.90)%         (21.44)%<F5>
Portfolio turnover <F8>                      41%              89%              65%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Period from commencement of operations.

<F4> Not annualized.

<F5> Annualized.

<F6> Effective March 1, 2002, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses (excluding certain items) of Class G Shares of the Fund do not exceed 2.00% until at least February 28, 2012.

<F7> There were no voluntary fee reductions during the period.

<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                          Financial Highlights--continued

For a Share Outstanding Throughout Each Period


                                                                     Small Company Opportunity Fund

                                                                             Class A Shares

                                                   Six                                          April 1,        March 26,
                                                 Months           Year            Year            1999            1999
                                                  Ended           Ended           Ended            to              to
                                                April 30,      October 31,     October 31,     October 31,      March 31,
                                                  2002            2001            2000            1999        1999<F2><F3>

                                               (Unaudited)

Net Asset Value, Beginning of Period            $ 22.92         $ 26.34         $ 21.08         $ 20.71         $ 20.23

Investment Activities:
     Net investment income (loss)                  0.02            0.07           (0.03)          (0.01)             --
     Net realized and unrealized gains
       (losses) on investments                     4.90           (2.09)           5.29            0.38            0.48

         Total from Investment Activities          4.92           (2.02)           5.26            0.37            0.48

Distributions
     Net investment income                        (0.01)          (0.03)             --              --              --
     Net realized gains                           (2.05)          (1.37)             --              --              --

         Total Distributions                      (2.06)          (1.40)             --              --              --

Net Asset Value, End of Period                  $ 25.78         $ 22.92         $ 26.34         $ 21.08         $ 20.71

Total Return (excludes sales charges)             23.18%<F5>      (8.01)%         24.95%           1.79%<F5>       2.37%<F5>

Ratios/Supplemental Data:
Net Assets at end of period (000)               $51,043         $36,312         $28,545         $51,599         $64,587
Ratio of expenses to
   average net assets                              1.07%<F6>       0.96%           1.15%           0.98%<F6>       0.98%<F6>
Ratio of net investment income
   (loss) to average net assets                    0.16%<F6>       0.30%          (0.14)%          0.09%<F6>       1.50%<F6>
Ratio of expenses to
   average net assets<F1>                          1.17%<F6>       1.18%           1.25%           1.17%<F6>       1.19%<F6>
Ratio of net investment income
   (loss) to average net assets<F1>                0.06%<F6>       0.08%          (0.24)%         (0.28)%<F6>      1.29%<F6>
Portfolio turnover <F4>                              25%             58%             28%             16%             30%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Effective March 26, 1999, the Gradison Opportunity Value Fund merged into the Victory Special Growth Fund. Concurrent with the merger the Fund was renamed Victory Small Company Opportunity Fund. Financial highlights prior to March 26, 1999 represent the Gradison Opportunity Value Fund.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F5> Not annualized.

<F6> Annualized.



                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights

For Share Outstanding Throughout Each Period


                                                                  Small Company Opportunity Fund

                                                                          Class G Shares

                                        Six                                  April 1,
                                      Months         Year         Year         1999           Year         Year         Year
                                       Ended         Ended        Ended         to            Ended        Ended        Ended
                                     April 30,    October 31,  October 31,  October 31,     March 31,    March 31,    March 31,
                                       2002          2001         2000         1999         1999<F2>       1998         1997

                                    (Unaudited)

Net Asset Value,
   Beginning of Period               $ 22.80       $ 26.26      $ 21.04      $  20.71       $  27.89     $  22.77     $  22.26

Investment Activities:
     Net investment
       income (loss)                   (0.04)        (0.01)       (0.08)        (0.06)          0.10         0.23         0.20
     Net realized and
       unrealized gains
       (losses) on
       investments                      4.87         (2.08)        5.30          0.39          (6.06)        8.72         2.52

         Total from
           Investment
           Activities                   4.83         (2.09)        5.22          0.33          (5.96)        8.95         2.72

Distributions
     Net investment income                --            --<F3>       --            --          (0.14)       (0.27)       (0.17)
     Net realized gains                (2.05)        (1.37)          --            --          (1.08)       (3.56)       (2.04)

         Total Distributions           (2.05)        (1.37)          --            --          (1.22)       (3.83)       (2.21)

Net Asset Value, End of Period       $ 25.58       $ 22.80      $ 26.26      $  21.04       $  20.71     $  27.89     $  22.77

Total Return
  (excludes sales charges)             22.89%<F4>    (8.32)%      24.81%         1.59%<F4>    (22.08)%      42.02%       12.46%

Ratios/Supplemental Data:
Net Assets at end
   of period (000)                   $90,228       $81,815      $95,399      $105,415       $125,761     $175,684     $114,451
Ratio of expenses to
   average net assets                   1.60%<F5>     1.31%        1.30%         1.29%<F5>      1.30%        1.31%        1.36%
Ratio of net investment income
   (loss) to average net assets        (0.37)%<F5>   (0.05)%      (0.29)%        0.39%<F5>      0.41%        0.86%        0.90%
Ratio of expenses to
   average net assets<F1>               1.70%<F5>     1.52%        1.40%         1.47%<F5>      <F7>         <F7>         <F7>
Ratio of net investment income
   (loss) to average
   net assets<F1>                      (0.47)%<F5>   (0.26)%      (0.39)%       (0.58)%<F5>     <F7>         <F7>         <F7>
Portfolio turnover <F6>                   25%           58%          28%           16%            30%          42%          35%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 26, 1999, the Gradison Opportunity Value Fund merged into the Victory Special Growth Fund. Concurrent with the merger the Fund was renamed Victory Small Company Opportunity Fund. Financial highlights prior to March 26, 1999 represent the Gradison Opportunity Value Fund.

<F3> Less than $0.01 per share.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F7> There were no fee reductions during the period.



                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights

For a Share Outstanding Throughout Each Period


                                                                        International Growth Fund

                                                                             Class A Shares

                                              Six
                                            Months           Year          Year          Year          Year          Year
                                             Ended           Ended         Ended         Ended         Ended         Ended
                                           April 30,      October 31,   October 31,   October 31,   October 31,   October 31,
                                             2002            2001          2000          1999          1998          1997

                                          (Unaudited)

Net Asset Value,
   Beginning of Period                      $  8.67        $  13.88      $  16.51      $  13.19      $  13.31      $  13.01

Investment Activities:
     Net investment income (loss)             (0.09)          (0.02)        (0.03)        (0.05)         0.07<F2>      0.09
     Net realized and unrealized gains
       (losses) on investments                 0.23           (3.51)        (0.76)         3.85          0.65          0.67

         Total from
            Investment Activities              0.14           (3.53)        (0.79)         3.80          0.72          0.76

Distributions
     Net investment income                       --              --            --            --         (0.06)        (0.01)
     Net realized gains                          --           (1.68)        (1.84)        (0.48)        (0.78)        (0.45)

         Total Distributions                     --           (1.68)        (1.84)        (0.48)        (0.84)        (0.46)

Net Asset Value, End of Period              $  8.81         $  8.67      $  13.88      $  16.51      $  13.19      $  13.31

Total Return (excludes sales charges)          1.61%<F5>     (28.70)%       (6.20)%       29.43%         5.79%         6.04%

Ratios/Supplemental Data:
Net Assets at end of period (000)           $62,876         $74,977      $139,389      $149,193      $134,491      $106,189
Ratio of expenses to
   average net assets                          1.98%<F6>       1.82%         1.77%         1.75%         1.71%         1.69%
Ratio of net investment income
   (loss) to average net assets               (0.69)%<F6>     (0.22)%       (0.17)%       (0.32)%        0.55%         0.63%
Ratio of expenses to
   average net assets<F1>                      2.16%<F6>       1.92%         1.82%         1.88%         1.82%         1.69%
Ratio of net investment income
   (loss) to average net assets<F1>           (0.87)%<F6>     (0.32)%       (0.22)%       (0.45)%        0.44%         0.63%
Portfolio turnover <F7>                         161%            124%           91%          106%           86%          116%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Effective March 26, 1999, the Gradison International Fund merged into the Victory International Growth Fund.

<F4> Period from commencement of operations.

<F5> Not annualized.

<F6> Annualized.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.







                                                             International Growth Fund

                                                                  Class G Shares

                                               Six                                         March 26,
                                              Months           Year           Year           1999
                                               Ended           Ended          Ended         through
                                             April 30,      October 31,    October 31,    October 31,
                                               2002            2001           2000        1999<F3><F4>

                                           (Unaudited)

Net Asset Value,
   Beginning of Period                       $  8.60         $  13.80       $ 16.48        $ 13.73

Investment Activities:
     Net investment income (loss)              (0.19)           (0.04)        (0.05)         (0.03)
     Net realized and unrealized gains
       (losses) on investments                  0.32            (3.48)        (0.79)          2.78

         Total from
            Investment Activities               0.13            (3.52)        (0.84)          2.75

Distributions
     Net investment income                        --               --            --             --
     Net realized gains                           --            (1.68)        (1.84)            --

         Total Distributions                      --            (1.68)        (1.84)            --

Net Asset Value, End of Period               $  8.73          $  8.60       $ 13.80        $ 16.48

Total Return (excludes sales charges)           1.51%<F5>      (28.80)%       (6.55)%        20.03%<F5>

Ratios/Supplemental Data:
Net Assets at end of period (000)            $16,076          $22,524       $35,620        $37,322
Ratio of expenses to
   average net assets                           2.02%<F6>        2.00%         2.00%          2.00%<F6>
Ratio of net investment income
   (loss) to average net assets                (0.75)%<F6>      (0.40)%       (0.39)%        (1.79)%<F6>
Ratio of expenses to
   average net assets<F1>                       2.94%<F6>        2.37%         2.06%          2.24%<F6>
Ratio of net investment income
   (loss) to average net assets<F1>            (1.67)%<F6>      (0.77)%       (0.45)%        (2.03)%<F6>
Portfolio turnover <F7>                          161%             124%           91%           106%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Effective March 26, 1999, the Gradison International Fund merged into the Victory International Growth Fund.

<F4> Period from commencement of operations.

<F5> Not annualized.

<F6> Annualized.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights

For Share Outstanding Throughout Each Period


                                                                Nasdaq-100 Index(R) Fund

                                          Class A Shares             Class C Shares               Class G Shares

                                   Six                    August 1,     March 1,          Six                     August 1,
                                 Months        Year         2000          2002          Months         Year         2000
                                  Ended        Ended       through       through         Ended         Ended       through
                                April 30,   October 31,  October 31,    April 30,      April 30,    October 31,  October 31,
                                  2002         2001       2000<F3>      2002<F3>         2002          2001       2000<F3>

                               (Unaudited)                             (Unaudited)    (Unaudited)

Net Asset Value,
   Beginning of Period           $ 3.85        $ 9.23      $10.00        $  3.86        $ 3.85        $ 9.22       $10.00

Investment Activities:
     Net investment
       income                        --          0.02        0.02<F2>         --         (0.01)         0.01         0.02<F2>
     Net realized
       and unrealized
       losses on investments      (0.24)        (5.36)      (0.79)         (0.25)        (0.24)        (5.35)       (0.80)

         Total from
            Investment
            Activities            (0.24)        (5.34)      (0.77)         (0.25)        (0.25)        (5.34)       (0.78)

Distributions
     Net investment income           --         (0.04)         --             --            --         (0.03)          --

         Total Distributions         --         (0.04)         --             --            --         (0.03)          --

Net Asset Value,
   End of Period                 $ 3.61        $ 3.85      $ 9.23          $3.61        $ 3.60        $ 3.85       $ 9.22

Total Return
   (excludes sales charges)       (6.23)%<F4>  (57.99)%     (7.70)%<F4>    (6.48)%<F4>   (6.49)%<F4>  (58.00)%      (7.80)%<F4>

Ratios/Supplemental Data:
Net Assets at end
   of period (000)               $9,192        $8,063      $3,132        $    24        $5,185        $4,911       $4,176
Ratio of expenses to
   average net assets <F6>         0.60%<F5>     0.60%       0.60%<F5>      1.39%<F5>     0.80%<F5>     0.80%        0.80%<F5>
Ratio of net
   investment income
   to average net assets <F6>     (0.23)%<F5>    0.46%       0.98%<F5>     (1.10)%<F5>   (0.43)%<F5>    0.36%        0.74%<F5>
Ratio of expenses to
   average net assets<F1>          1.69%<F5>     1.99%       3.88%<F5>     30.69%<F5>     2.94%<F5>     2.59%        3.46%<F5>
Ratio of net investment loss
   to average net assets<F1>      (1.32)%<F5>   (0.93)%     (2.30)%<F5>   (30.40)%<F5>   (2.57)%<F5>   (1.43)%      (1.92)%<F5>
Portfolio turnover <F7>              21%           39%       1.17%            21%           21%           39%        1.17%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Period from commencement of operations.

<F4> Not annualized.

<F5> Annualized.

<F6> Effective March 1, 2002, the Adviser agreed to waive its management fees or to reimburse expenses, as allowed by law, so that the net operating expenses (excluding certain items) of Class A and Class G Shares of the Nasdaq-100 Index Fund do not exceed 0.60% and 0.80%, respectively, until at least February 28, 2003. Also, the Adviser agreed to waive its management fees and to reimburse expenses, as allowed by law, so that the net operating expenses (excluding certain items) of Class C Shares of the Fund do not exceed 1.40%, until at least February 28, 2005 and 1.55% until at least February 28, 2012.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedules of Investments
LifeChoice Conservative Investor Fund                            April 30, 2002

(Amounts in Thousands, Except Shares)                               (Unaudited)

                                                       Market
Security Description                        Shares      Value

Mutual Funds (100.3%)

Equity Funds (36.4%):
Victory Value Fund, Class A                 87,994     $ 1,059
Victory Diversified Stock Fund, Class A     62,597         869
Victory Growth Fund, Class A                16,748         284
Victory Special Value Fund, Class A         22,465         316
INVESCO Dynamics Fund                       13,454         192
Victory Small Company Opportunity Fund,
  Class A                                    8,601         222
Berger Small Company Growth Fund (b)        71,767         192
Dreyfus International Value Fund            21,757         324
Victory International Growth Fund,
  Class A (b)                               23,664         208

                                                         3,666

Fixed Income/Specialty
  Hybrid Funds (60.7%):
Victory Real Estate Fund, Class A           38,777         520
Victory Convertible Fund, Class A          148,273       1,693
Loomis Sayles Bond Fund,
  Institutional Class                       86,969         926
Victory Intermediate Income Fund,
  Class A                                  115,424       1,122
Victory Fund For Income, Class A           140,181       1,846

                                                         6,107

Money Market Funds (3.2%):
Victory Financial Reserves Fund            326,634         327

Total Mutual Funds                                      10,100

Total Investments (Cost $10,602) (a) -- 100.3%          10,100

Liabilities in excess of other assets -- (0.3)%            (28)

NET ASSETS -- 100.0%                                   $10,072



(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                             $ 214
     Unrealized depreciation                              (716)

     Net unrealized depreciation                         $(502)

(b)  Non-income producing securities.

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedules of Investments
LifeChoice Moderate Investor Fund                               April 30, 2002

(Amounts in Thousands, Except Shares)                              (Unaudited)

                                                        Market
Security Description                        Shares      Value

Mutual Funds (100.1%)

Equity Funds (57.8%):
Victory Value Fund, Class A                461,723     $ 5,560
Victory Diversified Stock Fund, Class A    287,575       3,995
Victory Growth Fund, Class A                87,192       1,476
Victory Special Value Fund, Class A         96,576       1,360
INVESCO Dynamics Fund                       61,565         877
Victory Small Company Opportunity Fund,
  Class A                                   41,368       1,066
Berger Small Company Growth Fund (b)       321,315         858
Dreyfus International Value Fund           115,180       1,714
Victory International Growth Fund,
  Class A (b)                              150,789       1,328

                                                        18,234

Fixed Income/Specialty
  Hybrid Funds (38.9%):
Victory Real Estate Fund, Class A          123,758       1,660
Victory Convertible Fund, Class A          301,024       3,437
Loomis Sayles Bond Fund,
  Institutional Class                      263,941       2,811
Victory Intermediate Income Fund,
  Class A                                  255,425       2,483
Victory Fund For Income, Class A           143,163       1,885

                                                        12,276

Money Market Funds (3.4%):
Victory Financial Reserves Fund          1,068,264       1,068

Total Mutual Funds (Cost $34,013)                       31,578

Total Investments (Cost $34,013) (a) -- 100.1%          31,578

Liabilities in excess of other assets -- (0.1)%            (34)

NET ASSETS -- 100.0%                                   $31,544



(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                           $   753
     Unrealized depreciation                            (3,188)

     Net unrealized depreciation                       $(2,435)

(b)  Non-income producing securities.

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                               Schedules of Investments
LifeChoice Growth Investor Fund                                April 30, 2002

(Amounts in Thousands, Except Shares)                             (Unaudited)

                                                         Market
Security Description                        Shares       Value

Mutual Funds (100.2%)

Equity Funds (82.5%):
Victory Value Fund, Class A                320,008     $ 3,853
Victory Diversified Stock Fund, Class A    205,109       2,849
Victory Growth Fund, Class A                67,987       1,151
Victory Special Value Fund, Class A         78,291       1,102
INVESCO Dynamics Fund                       57,544         819
Victory Small Company Opportunity Fund,
  Class A                                   37,689         972
Berger Small Company Growth Fund (b)       367,633         982
Dreyfus International Value Fund            87,540       1,303
Victory International Growth Fund,
  Class A (b)                              143,538       1,265

                                                        14,296

Fixed Income/Specialty
  Hybrid Funds (14.4%):
Victory Real Estate Fund, Class A           67,504         905
Victory Convertible Fund, Class A           92,376       1,055
Victory Intermediate Income Fund,
  Class A                                   56,075         545

                                                         2,505

Money Market Funds (3.3%):
Victory Financial Reserves Fund            578,376         578

Total Mutual Funds (Cost $19,388)                       17,379

Total Investments (Cost $19,388) (a) -- 100.2%          17,379

Liabilities in excess of other assets -- (0.2)%            (30)

NET ASSETS -- 100.0%                                   $17,349



(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                           $   525
     Unrealized depreciation                            (2,534)

     Net unrealized depreciation                       $(2,009)

(b)  Non-income producing securities.

                      See notes to financial statements.




                                           Statements of Assets and Liabilities
The Victory Portfolios                                           April 30, 2002

(Amounts in Thousands, Except Per Share Amounts)                    (Unaudited)

                                                                       LifeChoice             LifeChoice              LifeChoice
                                                                      Conservative             Moderate                 Growth
                                                                      Investor Fund          Investor Fund           Investor Fund

ASSETS:
Investments, at value (Cost $10,602; $34,013; $19,388)                   $10,100                $31,578                $17,379
Dividends receivable                                                          --                      1                      1
Receivable from affiliates                                                     8                      2                      8
Prepaid expenses and other assets                                              7                      9                      6

         Total Assets                                                     10,115                 31,590                 17,394

LIABILITIES:
Custodian fees                                                                --                      1                      1
Accounting fees                                                                1                      1                      1
Transfer agent fees                                                           --                      1                      1
Other                                                                         42                     43                     42

         Total Liabilities                                                    43                     46                     45

NET ASSETS:
Capital                                                                   10,843                 35,314                 20,878
Accumulated net investment income (losses)                                    29                     64                     (2)
Net unrealized depreciation from investments                                (502)                (2,435)                (2,009)
Accumulated undistributed net realized losses
  from investment transactions                                              (298)                (1,399)                (1,518)

         Net Assets                                                      $10,072                $31,544                $17,349

Outstanding units of beneficial interest (shares)                          1,009                  3,204                  1,896
Net asset value
     Offering and redemption price per share                             $  9.98                $  9.85                $  9.15


                      See notes to financial statements.


                                                      Statements of Operations
The Victory Portfolios                 For the Six Months Ended April 30, 2002

(Amounts in Thousands)                                             (Unaudited)


                                                                          LifeChoice             LifeChoice             LifeChoice
                                                                         Conservative             Moderate                Growth
                                                                         Investor Fund          Investor Fund          Investor Fund

Investment Income:
Dividend income                                                            $ 156                 $  344                 $   80

     Total Income                                                            156                    344                     80

Expenses:
Investment advisory fees                                                       9                     30                     16
Administration fees                                                            6                      6                      6
Accounting fees                                                               13                     13                     13
Custodian fees                                                                 1                      1                      1
Legal and audit fees                                                           2                      2                      2
Amortization of organization costs                                             2                      2                      2
Transfer agent fees                                                            3                      7                     11
Registration and filing fees                                                   7                      8                      7
Printing fees                                                                 --                     --                      2
Other                                                                         --                      1                      1

     Total Expenses                                                           43                     70                     61

Expenses voluntarily reduced                                                  (9)                   (30)                   (16)

     Expenses before reimbursement from distributor                           34                     40                     45
     Expenses reimbursed from distributor                                    (25)                   (10)                   (28)

     Net Expenses                                                              9                     30                     17

Net Investment Income                                                        147                    314                     63

Realized/Unrealized Gains/(Losses) from Investments:
Net realized losses from investment transactions                            (114)                  (813)                  (886)
Net change in unrealized depreciation from investments                       258                  1,732                  1,580

Net realized/unrealized losses from investments                              144                    919                    694

Change in net assets resulting from operations                             $ 291                 $1,233                 $  757

                      See notes to financial statements.



The Victory Portfolios                      Statements of Changes in Net Assets

(Amounts in Thousands)


                                                        LifeChoice                   LifeChoice                   LifeChoice
                                                       Conservative                   Moderate                      Growth
                                                       Investor Fund                Investor Fund                Investor Fund

                                                    Six                        Six                          Six
                                                  Months        Year         Months          Year         Months          Year
                                                   Ended        Ended         Ended          Ended         Ended          Ended
                                                 April 30,   October 31,    April 30,     October 31,    April 30,     October 31,
                                                   2002         2001          2002           2001          2002           2001

                                                (Unaudited)                (Unaudited)                  (Unaudited)

From Investment Activities:
Operations:
     Net investment income                      $   147     $   366        $   314        $   995       $    63        $   359
     Net realized gains (losses) from
       investment activities                       (114)        194           (813)           921          (886)           691
     Net change in unrealized appreciation/
       depreciation from investments                258        (925)         1,732         (4,954)        1,580         (4,231)

Change in net assets resulting
  from operations                                   291        (365)         1,233         (3,038)          757         (3,181)

Distributions to Shareholders:
     From net investment income:                   (156)       (361)          (350)          (958)          (83)          (362)
     From net realized gains from
       investment transactions                     (297)       (170)        (1,206)        (1,695)       (1,162)        (1,643)

Change in net assets from
  distributions to shareholders                    (453)       (531)        (1,556)        (2,653)       (1,245)        (2,005)

Capital Transactions:
     Proceeds from shares issued                  2,104       3,195          4,567         13,115         3,951          3,669
     Dividends reinvested                           453         531          1,555          2,652         1,243          2,004
     Cost of shares redeemed                       (840)     (1,866)        (3,824)        (5,345)       (2,088)        (3,169)

Change in net assets from
  capital transactions                            1,717       1,860          2,298         10,422         3,106          2,504

Change in net assets                              1,555         964          1,975          4,731         2,618         (2,682)

Net Assets:
     Beginning of period                          8,517       7,553         29,569         24,838        14,731         17,413

     End of period                              $10,072     $ 8,517        $31,544        $29,569       $17,349        $14,731

Share Transactions:
     Issued                                         209         301            459          1,202           426            339
     Reinvested                                      45          50            157            243           135            178
     Redeemed                                       (84)       (176)          (383)          (494)         (222)          (297)

Change in Shares                                    170         175            233            951           339            220


                      See notes to financial statements.


The Victory Portfolios                                    Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                     LifeChoice Conservative Investor Fund

                                               Six                                                    December 1,    December 31,
                                             Months          Year          Year          Year           1997            1996
                                              Ended          Ended         Ended         Ended         through         through
                                            April 30,     October 31,   October 31,   October 31,    October 31,    November 30,
                                              2002           2001          2000          1999         1998<F3>        1997<F2>

                                           (Unaudited)

Net Asset Value, Beginning of Period        $ 10.15         $11.37       $10.78        $10.72         $10.89         $10.00

Investment Activities
     Net investment income                     0.14           0.48         0.53          0.45           0.37           0.31
     Net realized and unrealized gains/
       (losses) from investments               0.21          (0.97)        0.69          0.41          (0.12)          0.84<F6>

         Total from Investment Activities      0.35          (0.49)        1.22          0.86           0.25           1.15

Distributions
     Net investment income                    (0.16)         (0.48)       (0.53)        (0.58)         (0.39)         (0.26)
     Net realized gains                       (0.36)         (0.25)       (0.10)        (0.22)         (0.03)            --

         Total Distributions                  (0.52)         (0.73)       (0.63)        (0.80)         (0.42)         (0.26)

Net Asset Value, End of Period              $  9.98         $10.15       $11.37        $10.78         $10.72         $10.89

Total Return                                   3.49%<F4>     (4.44)%      11.56%         8.24%          2.29%<F4>     11.62%<F4>

Ratios/Supplementary Data:
Net Assets at end of period (000)           $10,072         $8,517       $7,553        $6,686         $7,633         $9,137
Ratio of expenses to
  average net assets <F7>                      0.20%<F5>      0.20%        0.20%         0.19%          0.23%<F5>      0.29%<F5>
Ratio of net investment income
  to average net assets <F7>                   3.16%<F5>      4.35%        4.74%         3.97%          3.72%<F5>      3.41%<F5>
Ratio of expenses to
  average net assets<F1>                       0.94%<F5>      1.27%        1.46%         1.46%          1.50%<F5>      5.18%<F5>
Ratio of net investment income
  to average net assets<F1>                    2.42%<F5>      3.28%        3.48%         2.70%          2.45%<F5>     (1.48)%<F5>
Portfolio turnover                               21%            36%          56%           57%            78%            19%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period December 31, 1996 (commencement of operations) through
     November 30, 1997.

<F3> Effective March 23, 1998, the KeyChoice Income & Growth Fund became the
     Victory LifeChoice Conservative Investor Fund. Financial highlights prior to March 23, 1998 represent the KeyChoice Income & Growth Fund.

<F4> Not annualized.

<F5> Annualized.

<F6> The amount shown for a share outstanding throughout the period does not accord with the change in the aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

<F7> On March 1, 2002, the adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Fund at a maximum of 0.20% until at least February 28, 2003.


                      See notes to financial statements.


The Victory Portfolios                                    Financial Highlights

For a Share Outstanding Throughout Each Period


                                                                       LifeChoice Moderate Investor Fund

                                                Six                                                 December 1,     December 31,
                                               Months         Year          Year          Year          1997             1996
                                                Ended         Ended         Ended         Ended        through          through
                                              April 30,    October 31,   October 31,   October 31,   October 31,     November 30,
                                                2002          2001          2000          1999        1998<F3>       <F2>1997<F2>
                                             (Unaudited)

Net Asset Value, Beginning of Period         $  9.95        $ 12.30       $ 11.66      $ 10.94        $ 11.19         $10.00

Investment Activities
     Net investment income                      0.10           0.33          0.43         0.30           0.24           0.20
     Net realized and unrealized gains/
       (losses) from investments                0.33          (1.50)         1.02         1.03          (0.14)          1.16

         Total from Investment Activities       0.43          (1.17)         1.45         1.33           0.10           1.36

Distributions
     Net investment income                     (0.11)         (0.33)        (0.42)       (0.36)         (0.26)         (0.17)
     Net realized gains                        (0.42)         (0.85)        (0.39)       (0.25)         (0.09)         --

         Total Distributions                   (0.53)         (1.18)        (0.81)       (0.61)         (0.35)         (0.17)

Net Asset Value, End of Period               $  9.85        $  9.95       $ 12.30      $ 11.66        $ 10.94         $11.19

Total Return                                    4.36%<F4>    (10.17)%       12.92%       12.42%          0.90%<F4>     13.64%<F4>

Ratios/Supplementary Data:
Net Assets at end of period (000)            $31,544        $29,569       $24,838      $22,798        $19,128         $7,728
Ratio of expenses to
  average net assets <F6>                       0.20%<F5>      0.20%         0.20%        0.20%          0.22%<F5>      0.27%<F5>
Ratio of net investment income
  to average net assets <F6>                    2.07%<F5>      3.19%         3.58%        2.53%          2.32%<F5>      2.26%<F5>
Ratio of expenses to
  average net assets<F1>                        0.47%<F5>      0.60%         0.64%        0.71%          0.93%<F5>      3.32%<F5>
Ratio of net investment income
  to average net assets<F1>                     1.80%<F5>      2.79%         3.14%        2.02%          1.61%<F5>     (0.79)%<F5>
Portfolio turnover                                25%            43%           48%          69%            42%            50%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period December 31, 1996 (commencement of operations) through
     November 30, 1997.

<F3> Effective March 23, 1998, the KeyChoice Moderate Growth Fund became the
     Victory LifeChoice Moderate Investor Fund. Financial highlights prior to March 23, 1998 represent the KeyChoice Moderate Growth Fund.

<F4> Not annualized.

<F5> Annualized.

<F6> On March 1, 2002, the adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Fund at a maximum of 0.20% until at least February 28, 2003.



                      See notes to financial statements.


The Victory Portfolios                                    Financial Highlights

For a Share Outstanding Throughout Each Period


                                                                        LifeChoice Growth Investor Fund

                                                 Six                                               December 1,     December 31,
                                                Months         Year         Year         Year          1997             1996
                                                Ended         Ended        Ended        Ended        through          through
                                               April 30,    October 31,  October 31,  October 31,   October 31,     November 30,
                                                  2002          2001         2000         1999        1998<F3>       <F2>1997<F2>

                                              (Unaudited)

Net Asset Value, Beginning of Period           $  9.46        $ 13.02      $ 12.19     $ 11.08        $ 11.44         $10.00

Investment Activities
     Net investment income                        0.04           0.24         0.32        0.16           0.13           0.11
     Net realized and unrealized gains/
       (losses) from investments                  0.48          (2.36)        1.35        1.51          (0.07)          1.43

         Total from Investment Activities         0.52          (2.12)        1.67        1.67           0.06           1.54

Distributions
     Net investment income                       (0.05)         (0.24)       (0.31)      (0.25)         (0.14)         (0.10)
     Net realized gains                          (0.78)         (1.20)       (0.53)      (0.31)         (0.28)         --

         Total Distributions                     (0.83)         (1.44)       (0.84)      (0.56)         (0.42)         (0.10)

Net Asset Value, End of Period                 $  9.15        $  9.46      $ 13.02     $ 12.19        $ 11.08         $11.44

Total Return                                      5.47%<F4>    (17.88)%      14.23%      15.33%          0.52%<F4>     15.46%<F4>

Ratios/Supplementary Data:
Net Assets at end of period (000)              $17,349        $14,731      $17,413     $16,114        $12,018         $7,515
Ratio of expenses to
  average net assets <F6>                         0.20%<F5>      0.20%        0.20%       0.20%          0.23%<F5>      0.30%<F5>
Ratio of net investment income
  to average net assets <F6>                      0.78%<F5>      2.18%        2.48%       1.31%          1.19%<F5>      0.81%<F5>
Ratio of expenses to
  average net assets<F1>                          0.75%<F5>      0.90%        0.88%       1.01%          1.16%<F5>      3.67%<F5>
Ratio of net investment income
  to average net assets<F1>                       0.23%<F5>      1.48%        1.80%       0.50%          0.26%<F5>     (2.56)%<F5>
Portfolio turnover                                  20%            39%          62%         52%            30%           106%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period December 31, 1996 (commencement of operations) through
     November 30, 1997.

<F3> Effective March 23, 1998, the KeyChoice Growth Fund became the Victory
     LifeChoice Growth Investor Fund. Financial highlights prior to March 23, 1998 represent the KeyChoice Growth Fund.

<F4> Not annualized.

<F5> Annualized.

<F6> On March 1, 2002, the adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Fund at a maximum of 0.20% until at least February 28, 2003.



                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedules of Investments
Balanced Fund                                                   April 30, 2002

(Amounts in Thousands, Except Shares)                              (Unaudited)

                                            Shares or
                                           Principal     Market
Security Description                         Amount       Value

Commercial Paper (4.8%)

General Electric Capital Corp.,
  1.92%, 5/1/02                           $ 16,728    $ 16,728

Total Commercial Paper (Cost $16,728)                   16,728

Common Stocks (56.4%)

Advertising (0.5%):
Interpublic Group of Cos., Inc.             57,000       1,760

Aerospace/Defense (0.7%):
Boeing Co.                                  54,300       2,422

Airlines (0.2%):
AMR Corp. (b)                               40,500         870

Aluminum (0.7%):
Alcoa, Inc.                                 71,800       2,443

Apparel (0.3%):
Jones Apparel Group, Inc. (b)               25,000         974

Automotive (0.3%):
Ford Motor Co.                              45,000         720
General Motors Corp.                         7,000         449

                                                         1,169

Banks (5.0%):
Bank of America Corp.                       62,090       4,501
FleetBoston Financial Corp.                107,000       3,777
J.P. Morgan Chase & Co.                     75,000       2,633
Mellon Financial Corp.                      90,000       3,398
PNC Financial Services Group, Inc.          58,000       3,199

                                                        17,508

Beverages (0.2%):
Anheuser-Busch Cos., Inc.                   16,000         848

Chemicals -- General (1.0%):
Eastman Chemical Co.                        20,000         882
Praxair, Inc.                               46,000       2,627

                                                         3,509

Computers & Peripherals (1.3%):
Cisco Systems, Inc. (b)                     94,000       1,377
Hewlett-Packard Co.                         98,600       1,687
International Business Machines Corp.       11,000         921
Sun Microsystems, Inc. (b)                  90,000         736

                                                         4,721

Consulting Services (0.2%):
KPMG Consulting, Inc. (b)                   35,000         613

Consumer Products (0.8%):
Newell Rubbermaid, Inc.                     44,600       1,400
Procter & Gamble Co.                        15,000       1,354

                                                         2,754

Cosmetics & Toiletries (0.8%):
Kimberly-Clark Corp.                        41,300       2,689


                                                        Market
Security Description                        Shares       Value

Electrical Equipment (1.7%):
Emerson Electric Co.                        76,200    $  4,068
Johnson Controls, Inc.                      22,000       1,898

                                                         5,966

Electronic & Electrical -- General (1.7%):
Cinergy Corp.                               25,000         888
General Electric Co.                       120,000       3,786
Texas Instruments, Inc.                     41,000       1,268

                                                         5,942

Financial Services (3.4%):
Citigroup, Inc.                            123,333       5,340
Fannie Mae                                  53,200       4,199
Morgan Stanley Dean Witter & Co.            50,000       2,386

                                                        11,925

Food Processing & Packaging (1.0%):
General Mills, Inc.                         25,000       1,101
Sara Lee Corp.                             111,000       2,351

                                                         3,452

Health Care (2.4%):
Baxter International, Inc.                  30,000       1,707
HCA, Inc.                                   92,500       4,420
Health Management Associates, Inc. (b)     105,000       2,241

                                                         8,368

Heavy Machinery (0.3%):
Deere & Co.                                 15,000         671
Ingersoll-Rand Co.                          10,000         500

                                                         1,171

Industrial Goods & Services (0.4%):
Parker Hannifin Corp.                       25,000       1,249

Insurance -- Property, Casualty,
  Health (1.2%):
Chubb Corp.                                 25,500       1,956
St. Paul Cos., Inc.                         45,000       2,241

                                                         4,197

Insurance-Multi-Line (2.9%):
Allstate Corp.                              55,884       2,221
American International Group, Inc.          80,030       5,531
Lincoln National Corp.                      52,000       2,491

                                                        10,243

Internet Service Provider (0.9%):
AOL Time Warner, Inc. (b)                  161,200       3,066

Manufacturing -- Miscellaneous (2.0%):
Honeywell International, Inc.              147,400       5,406
Textron, Inc.                               30,800       1,515

                                                         6,921

Media (1.0%):
Viacom, Inc. (b)                            72,400       3,410

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Balanced Fund                                                  April 30, 2002

(Amounts in Thousands, Except Shares)                             (Unaudited)

                                                      Market
Security Description                      Shares       Value

Oil & Gas Exploration,
  Production & Services (2.3%):
Amerada Hess Corp.                          26,000    $  1,999
Anadarko Petroleum Corp.                    38,000       2,045
Kerr-McGee Corp.                            35,000       2,093
Transocean Sedco Forex, Inc.                51,500       1,828

                                                         7,965

Oil-Integrated Companies (4.0%):
ChevronTexaco Corp.                         70,121       6,080
Conoco, Inc.                                80,000       2,244
Exxon Mobil Corp.                           98,790       3,968
Unocal Corp.                                51,000       1,897

                                                        14,189

Oilfield Services & Equipment (1.4%):
Baker Hughes, Inc.                          39,600       1,492
Schlumberger Ltd.                           62,000       3,395

                                                         4,887

Paper Products (0.6%):
International Paper Co.                     50,000       2,072

Pharmaceuticals (4.6%):
Abbott Laboratories                         50,000       2,698
Merck & Co., Inc.                           51,000       2,771
Pfizer, Inc.                               134,600       4,892
Pharmacia Corp.                             62,500       2,577
Schering-Plough Corp.                       20,000         546
Wyeth                                       48,800       2,782

                                                        16,266

Pipelines (0.7%):
El Paso Energy Corp.                        60,000       2,400

Railroads (0.6%):
Union Pacific Corp.                         36,800       2,090

Retail (1.0%):
Target Corp.                                83,600       3,649

Retail -- Department Stores (0.3%):
May Department Stores Co.                   34,500       1,196

Semiconductors (0.6%):
Intel Corp.                                 45,600       1,304
LSI Logic Corp. (b)                         69,000         887

                                                         2,191

Software & Computer Services (1.7%):
BMC Software, Inc. (b)                      50,000         723
Microsoft Corp. (b)                         88,000       4,599
Oracle Corp. (b)                            55,000         552

                                                         5,874

Telecommunication Services (1.9%):
AT&T Wireless Services, Inc. (b)            68,416         612
Verizon Communications, Inc.               155,310       6,230

                                                         6,842

                                                        Market
Security Description                       Shares       Value

Telecommunications -- Equipment (0.9%):
Lucent Technologies, Inc.                  150,000    $    690
Motorola, Inc.                             170,000       2,618

                                                         3,308

Tobacco & Tobacco Products (0.9%):
Philip Morris Cos., Inc.                    55,000       2,994

Utilities -- Electric (2.0%):
Constellation Energy Group, Inc.            25,000         798
Duke Energy Corp.                           70,000       2,683
Exelon Corp.                                43,000       2,335
FPL Group, Inc.                             20,000       1,270

                                                         7,086

Utilities -- Telecommunications (2.0%):
Alltel Corp.                                68,000       3,366
SBC Communications, Inc.                   106,856       3,319
WorldCom, Inc.-WorldCom Group (b)          113,938         282

                                                         6,967

Total Common Stocks (Cost $188,521)                    198,166

Foreign Common Stocks (0.8%)

Australia (0.0%):
Media (0.0%):
News Corp. Ltd.                              5,300          35

Total Australia                                             35

Brazil (0.0%):
Utilities -- Telecommunications (0.0%):
Telecomunicacoes Brasileiras SA, ADR         1,450          46
Telefonica Data Brasil Holding SA, ADR          20           0

Total Brazil                                                46

Britain (0.3%):
Banks (0.0%):
HSBC Holdings PLC                            8,364          99

Commercial Services (0.0%):
Hays PLC                                    36,800          92

Food Products (0.0%):
Tesco PLC                                   34,483         132

Food Service -- Catering (0.0%):
Compass Group PLC                            7,800          49

Pharmaceuticals (0.2%):
GlaxoSmithKline PLC                         13,583         328

Telecommunications (0.1%):
Vodafone AirTouch PLC                      143,894         232

Total Britain                                              932

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                     Schedules of Investments--continued
Balanced Fund                                                   April 30, 2002

(Amounts in Thousands, Except Shares)                              (Unaudited)

                                                         Market
Security Description                         Shares       Value

Canada (0.2%):
Aluminum (0.0%):
Alcan, Inc. (b)                                500    $     18

Telecommunications (0.0%):
BCE, Inc.                                       18           0

Telecommunications -- Equipment (0.2%):
Nortel Networks Corp., ADR                 160,000         544

Total Canada                                               562

Chile (0.0%):
Utilities -- Electric (0.0%):
Endesa, ADR                                  5,400          50

Total Chile                                                 50

France (0.0%):
Media (0.0%):
Vivendi Universal                            2,500          80

Total France                                                80

Hong Kong (0.0%):
Telecommunications (0.0%):
China Mobile (Hong Kong) Ltd. (b)           15,500          51

Total Hong Kong                                             51

Israel (0.0%):
Health Care (0.0%):
Lumenis Ltd. (b)                             3,500          30

Total Israel                                                30

Italy (0.0%):
Utilities -- Telecommunications (0.0%):
Telecom Italia SpA                          19,430         155

Total Italy                                                155

Japan (0.3%):
Automotive (0.0%):
Toyota Motor Corp.                           3,500          95

Banks (0.0%):
Mitsubishi Tokyo Finance Group, Inc.            14          96

Electronic & Electrical -- General (0.2%):
Hitachi Ltd.                                 5,000          37
Pioneer Electronic Corp.                     2,000          39
Sanyo Electric Co. Ltd.                     10,000          46
Sony Corp.                                   1,700          91

                                                           213

Financial Services (0.1%):
Nomura Securities Co. Ltd.                   7,000          97
Promise Co. Ltd.                               500          26

                                                           123

Photography (0.0%):
Fuji Photo Film Co. Ltd.                     2,000          64

Railroads (0.0%):
East Japan Railway Co.                           7          30

Retail (0.0%):
Ajinomoto Co., Inc.                          4,000          40

                                           Shares or
                                           Principal     Market
Security Description                         Amount       Value

Steel (0.0%):
Nippon Steel Corp.                          16,000    $     24

Telecommunications (0.0%):
NTT DoCoMo, Inc.                                 8          20
NTT DoCoMo, Inc. (b)                            32          82

                                                           102

Transportation Leasing & Trucking (0.0%):
Yamato Transport Co. Ltd.                    2,000          34

Utilities -- Electric (0.0%):
Tokyo Electric Power Co.                     3,500          64

Total Japan                                                885

Korea (0.0%):
Telecommunications (0.0%):
KT Corp., ADR                                1,700          39

Total Korea                                                 39

Singapore (0.0%):
Real Estate (0.0%):
First Capital Corp. Ltd.                    48,100          27

Total Singapore                                             27

Total Foreign Common Stocks (Cost $4,260)                2,892

Asset Backed Securities (2.7%)

Chase Manhattan Auto Owner Trust,
  Series 2001-A, Class A4,
  5.07%, 2/15/08                          $  1,053       1,079
CIT Equipment Collateral,
  Series 2001-A, Class A4,
  4.84%, 9/20/12                               679         687
Citibank Credit Card Issuance Trust,
  Series 2002-A1, Class A1,
  4.95%, 2/9/09                                500         494
CPL Transition Funding LLC,
  Series 2002-1, Class A1,
  3.54%, 1/15/07                               739         740
DVI Receivables Corp.,
  Series 2001-2, Class A4,
  4.61%, 11/11/09                            1,295       1,291
Harley-Davidson Motorcycle Trust,
  Series 2002-1, Class A2,
  4.50%, 1/15/10                               750         749
Honda Auto Receivables Owner Trust,
  Series 2001-2, Class A4,
  5.09%, 10/18/02                              830         853
Norwest Asset Securities Corp.,
  Series 1998-8, Class A1,
  6.50%, 4/25/13                             2,025       2,087
Residential Asset Securities Corp.,
  Series 1999-KS, Class A3,
  7.18%, 10/1/29                               649         663
Structured Asset Securities Corp.,
  Series 2001-8A, Class 1A1,
  8.00%, 5/25/31                               730         751

Total Asset Backed Securities (Cost $9,314)              9,394

                      See notes to financial statements.

                                              Principal     Market
Security Description                            Amount       Value


Collateralized Mortgage Obligations (2.6%)

Federal National Mortgage Association,
  Series 2001-T12, Class A2,
  7.50%, 8/25/41                            $    892    $    941
Federal National Mortgage Association,
  Series 2001-T10, Class A1,
  7.00%, 12/25/41                              1,705       1,771
Federal National Mortgage Association,
  Series 2002-T4, Class A3,
  7.50%, 12/25/41                              1,962       2,069
First Union National Bank
  Commercial Mortgage,
  Series 2001-C2, Class A1,
  6.20%, 1/12/43                                 905         934
GE Capital Commercial Mortgage Corp.,
  Series 2000-1, Class A1,
  6.32%, 1/15/33                                 779         800
Government National Mortgage Assoc.,
  Series 2001-12, Class B,
  6.09%, 6/16/21                                 735         749
LB Commercial Conduit Mortgage Trust,
  Series 1999-C1, Class A1,
  6.41%, 8/15/07                                 680         710
Morgan Stanley Capital,
  Series 1998-HF1, Class A2,
  6.52%, 1/15/08                               1,045       1,098

Total Collateralized Mortgage Obligations (Cost $8,908)    9,072

Corporate Bonds (12.3%)

Automotive (0.2%):
General Motors Corp.,
  7.20%, 1/15/11                                 730         746

Banks (1.3%):
Bank of America Corp.,
  7.80%, 2/15/10                                 705         773
First Union National Bank,
  7.80%, 8/18/10                                 668         740
Fleetboston Financial Corp.,
  4.88%, 12/1/06                                 644         634
Inter-American Development Bank,
  7.00%, 6/15/25                                 885         952
PNC Funding Corp.,
  5.75%, 8/1/06                                1,000       1,013

                                                           4,112

Cable Television (0.2%):
TCI Communications, Inc.,
  6.38%, 5/1/03                                  630         642

Chemicals (0.4%):
Praxair, Inc.,
  6.38%, 4/1/12                                1,080       1,091

Rohm & Haas Co.,
  7.85%, 7/15/29                                 390         438

                                                           1,529

                                             Principal     Market
Security Description                          Amount       Value

Computers & Peripherals (0.2%):
Sun Microsystems, Inc.,
  7.65%, 8/15/09                            $    800    $    828

Electronic & Electrical -- General (0.3%):
Texas Instruments, Inc.,
  7.00%, 8/15/04                               1,110       1,174

Financial Services (2.8%):
Boeing Capital Corp.,
  5.65%, 5/15/06                               1,060       1,071
Boeing Capital Corp.,
  6.50%, 2/15/12                                 588         601
Ford Motor Credit Co.,
  6.50%, 1/25/07                               1,837       1,825
Ford Motor Credit Co.,
  7.75%, 2/15/07, MTN                          1,020       1,072
General Electric Capital Corp.,
  6.75%, 3/15/32, MTN                          1,210       1,194
General Motors Acceptance Corp.,
  6.75%, 1/15/06                                 970       1,002
John Deere BV,
  5.88%, 4/6/06                                  520         523
Lehman Brothers Holdings, Inc.,
  7.88%, 8/15/10                                 867         934
Morgan Stanley Group, Inc.,
  6.88%, 3/1/07                                  360         380
Salomon Smith Barney Holdings, Inc.,
  6.50%, 2/15/08                               1,000       1,035

                                                           9,637

Food -- Retail (0.6%):
Albertson's, Inc.,
  6.55% 8/1/04                                 1,190       1,246
Albertson's, Inc.,
  8.00%, 5/1/31                                  849         923

                                                           2,169

Forest & Paper Products (0.3%):
International Paper Co.,
  8.13%, 7/8/05                                  810         879
International Paper Co.,
  6.75%, 9/1/11                                  310         315

                                                           1,194

Insurance (0.3%):
St. Paul Cos., Inc.,
  5.75%, 3/15/07                               1,010       1,021

Media (0.3%):
Time Warner, Inc.,
  8.11%, 8/15/06                                 375         394
Viacom, Inc.,
  7.88%, 7/30/30                                 780         833

                                                           1,227

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                     Schedules of Investments--continued
Balanced Fund                                                   April 30, 2002

(Amounts in Thousands)                                             (Unaudited)

                                             Principal     Market
Security Description                          Amount        Value

Oil & Gas -- Exploration
  & Production (0.7%):
Kerr-McGee Corp.,
  6.88%, 9/15/11                            $  1,740    $  1,790
Union Oil Co. of California,
  7.50%, 2/15/29                                 780         812

                                                           2,602

Pharmaceuticals (0.5%):
Wyeth,
  7.90%, 2/15/05                                 450         493
Wyeth,
  6.70%, 3/15/11                               1,279       1,331

                                                           1,824

Pipelines (0.6%):
El Paso Corp.,
  6.75%, 5/15/09                               1,000         981
El Paso Corp.,
  7.75%, 1/15/32, MTN                            365         365
Kinder Morgan Energy Partners LP,
  8.00%, 3/15/05                                 735         800

                                                           2,146

Railroads (0.2%):
Norfolk Southern Corp.,
  7.35%, 5/15/07                                 806         864

Retail -- Department Stores (0.3%):
Sears, Roebuck and Co.,
  7.00%, 2/1/11                                  995       1,025

Telecommunications (0.7%):
AT&T Wireless Services, Inc.,
  8.75%, 3/1/31                                  556         545
British Telecommunications PLC,
  7.63%, 12/15/05                                945       1,013
Citizens Communications Co.,
  8.50%, 5/15/06                               1,000       1,049

                                                           2,607

Telecommunications -- Equipment (0.1%):
Motorola, Inc.,
  8.00%, 11/1/11                                 390         390

Utilities -- Electric (1.3%):
Constellation Energy Group, Inc.,
  7.00%, 4/1/12                                  695         707
Constellation Energy Group, Inc.,
  7.60%, 4/1/32                                  825         839
Duke Energy Corp.,
  7.38%, 3/1/10                                  185         199
FirstEnergy Corp.,
  6.45%, 11/15/11                                564         533
Progress Energy, Inc.,
  6.55%, 3/1/04                                  810         839
South Carolina Electric & Gas,
  6.63% 2/1/32                                   325         322
Wisconsin Energy Corp.,
  5.88%, 4/1/06                                  920         934

                                                           4,373


                                            Principal     Market
Security Description                          Amount       Value

Utilities -- Telephone (1.0%):
Sprint Capital Corp.,
  5.70%, 11/15/03                           $    745    $    719
Sprint Capital Corp.,
  7.13%, 1/30/06                               1,000         978
Verizon Communications, Inc.,
  6.84%, 4/15/18                               1,050         968
WorldCom, Inc.-WorldCom Group,
  7.88%, 5/15/03                                 554         416

                                                           3,081

Total Corporate Bonds (Cost $42,849)                      43,191

U.S. Treasury Obligations (5.2%)

U.S. Treasury Strips (0.4%):
3.88%, 5/15/11                                 2,140       1,315

U.S. Treasury Bonds (1.6%):
7.50%, 11/15/16                                  630         747
8.75%, 8/15/20                                   718         965
8.00%, 11/15/21                                  497         629
7.13%, 2/15/23                                   970       1,132
5.38%, 2/15/31                                 2,084       2,018

                                                           5,491

U.S. Treasury Notes (3.2%):
5.75%, 4/30/03                                 3,529       3,650
3.63%, 3/31/04                                   165         166
5.88%, 11/15/04                                1,222       1,289
4.63%, 5/15/06                                   925         937
3.50%, 11/15/06                                  503         484
6.62%, 5/15/07                                 1,000       1,093
5.63%, 5/15/08                                 1,940       2,031
4.88%, 2/15/12                                 1,794       1,764

                                                          11,414

Total U.S. Treasury Obligations (Cost $18,043)            18,220

U.S. Government Agencies (0.5%)

Federal National Mortgage
  Association (0.4%):
4.75%, 1/2/07                                    862         851
5.25%, 3/22/07                                   340         344

                                                           1,195

U.S. Government Loan Trust (0.1%):
U.S. Government Loan Trust -- Israel,
  Series 1-B, 8.50%, 4/1/06                      476         524

Total U.S. Government Agencies (Cost $1,687)               1,719

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                     Schedules of Investments--continued
Balanced Fund                                                  April 30, 2002

(Amounts in Thousands)                                            (Unaudited)

                                              Principal     Market
Security Description                           Amount       Value

U.S. Government Mortgage Backed (14.1%)

Federal Home Loan
  Mortgage Corp. (2.9%):
5.75%, 1/15/12                              $    970    $    969
6.00%, 3/1/13-3/1/29                           3,354       3,349
6.25%, 3/5/12                                    360         357
6.50%, 5/1/26-7/1/29                           2,743       2,799
7.00%, 10/1/28-4/1/32                          2,418       2,499
7.50%, 11/1/29                                    46          48
8.50%, 7/1/21-4/1/29                             254         274

                                                          10,295

Federal National Mortgage
  Association (9.2%):
6.00%, 8/1/16-7/1/31                           4,372       4,353
6.13%, 3/15/12                                   530         545
6.50%, 3/1/18-4/1/32                          13,597      13,782
7.00%, 3/1/27-9/1/31                           4,925       5,090
7.50%, 3/1/27-5/1/29                           1,776       1,872
8.00%, 6/1/12-3/1/30                           4,052       4,315
8.50%, 11/1/17-4/1/31                            676         724
9.50%, 10/1/21                                   163         180
10.00%, 11/1/13                                  393         424
10.50%, 11/1/13                                  388         422
11.00%, 11/1/13                                  452         495

                                                          32,202

Government National Mortgage
  Assoc. (2.0%):
6.50%, 7/15/28-10/15/31                        2,851       2,891
7.00%, 9/15/23-4/15/28                         2,498       2,598
8.50%, 12/15/17                                  639         699
9.50%, 7/15/09-7/15/25                           834         924

                                                           7,112

Total U.S. Government Mortgage Backed (Cost $48,440)      49,609

Total Investments (Cost $338,750) (a) -- 99.4%           348,991

Other assets in excess of liabilities -- 0.6%              2,024

NET ASSETS -- 100.0%                                    $351,015

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                            $ 36,010
     Unrealized depreciation                             (25,769)

     Net unrealized appreciation                        $ 10,241

(b)  Non-income producing securities.

Securities in this portfolio may be restricted as to resale to institutional investors only, in accordance with the Securities Act of 1933.

ADR -- American Depositary Receipt

MTN -- Medium Term Note

At April 30, 2002, the Funds open forward foreign currency contracts were as follows:

                                                        Unrealized
                     Delivery   Contract    Market     Appreciation/
Currency               Date      Value      Value      Depreciation

Short Contracts:

Euro Dollar           5/2/02      $169      $169           $--
Total Short Contracts             $169      $169           $--

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedules of Investments
Convertible Fund                                               April 30, 2002

(Amounts in Thousands, Except Shares)                              (Unaudited)

                                            Shares or
                                            Principal     Market
Security Description                         Amount       Value

Commercial Paper (2.7%)

General Electric Capital Corp.,
  1.92%, 5/1/02                              $ 2,078     $ 2,078

Total Commercial Paper (Cost $2,078)                       2,078

Convertible Bonds (59.1%)

Advertising (1.4%):
Interpublic Group Cos., Inc.,
  Convertible Subordinated Notes,
  1.87%, 6/1/06,
  Callable 6/5/02 @ 89.67                      1,325       1,083

Aerospace/Defense (0.4%):
Kaman Corp.,
  Convertible Subordinated Notes,
  6.00%, 3/15/12,
  Continuously Callable @ 100                    350         344

Apparel (3.3%):
Jones Apparel Group, Inc.,
  Convertible Subordinated Notes,
  0.00%, 2/1/21,
  Callable 2/1/04 @ 55.44                        900         480

Jones Apparel Group, Inc.,
  Convertible Subordinated Notes,
  0.00%, 2/1/21,
  Callable 2/1/04 @ 55.44                      1,540         822

The Gap, Inc.,
  Convertible Subordinated Notes,
  5.75% 3/15/09,
  Callable 3/20/05 @ 100                       1,110       1,239

                                                           2,541

Automotive (2.2%):
General Motors Corp.,
  Convertible Subordinated Notes,
  Series B, 5.25%, 3/6/32                     40,240       1,157
Navistar Financial Corp.,
  Convertible Subordinated Notes,
  4.75%, 4/1/09,
  Callable 4/1/05 @ 100                          500         494

                                                           1,651

Biotechnology (0.6%):
Human Genome Sciences, Inc.,
  Convertible Subordinated Notes,
  3.75%, 3/15/07,
  Callable 3/21/03 @ 101.88                      500         341
Human Genome Sciences, Inc.,
  Convertible Subordinated Notes,
  3.75%, 3/15/07,
  Callable 3/21/03 @ 101.88                      200         137

                                                             478

Broadcasting/Cable (2.3%):
Liberty Media Group,
  Convertible Subordinated Notes,
  4.00%, 11/15/29,
  Callable 11/15/03 @ 100                        900         497


                                             Principal     Market
Security Description                          Amount       Value

Liberty Media Group,
  Convertible Subordinated Notes,
  4.00%, 11/15/29,
  Callable 11/15/03 @ 100                    $   800     $   442
Liberty Media Group,
  Convertible Subordinated Notes,
  3.50%, 1/15/31,
  Callable 1/15/06 @ 100                       1,055         801

                                                           1,740

Computers & Peripherals (1.0%):
Hewlett-Packard Co.,
  Convertible Subordinated Notes,
  0.00%, 10/14/17,
  Callable 10/14/02 @ 62.81                      950         455
VERITAS Software Corp.,
  Convertible Subordinated Notes,
  1.86%, 8/13/06,
  Callable 8/16/02 @ 83.92                       300         289

                                                             744

Electronics (2.3%):
Agilent Technologies, Inc.,
  Convertible Subordinated Notes,
  3.00%, 12/1/21,
  Callable 12/6/04 @ 100                         325         372
Cymer, Inc.,
  Convertible Subordinated Notes,
  3.50%, 2/15/09,
  Callable 2/20/05 @ 101.75                      550         629
SCI Systems, Inc.,
  Convertible Subordinated Notes,
  3.00%, 3/15/07,
  Callable 3/20/03 @ 101.71                    1,045         783

                                                           1,784

Environmental Control (0.4%):
Thermo Instrument Systems,
  Convertible Subordinated Notes,
  4.50%, 10/15/03,
  Continuously Callable @ 100                    350         344

Financial & Insurance (1.3%):
PMI Group, Inc.,
  Convertible Subordinated Notes,
  2.50%, 7/15/21,
  Callable 7/15/06 @ 100                         900       1,020

Financial Services (3.2%):
First American Corp.,
  Convertible Subordinated Notes,
  4.50%, 4/15/08,
  Callable 4/15/04 @ 102.25                      675         678
Goldman Sachs Group, Inc.,
  Convertible Subordinated Notes,
  1.00%, 5/24/08,
  Callable 5/24/03 @ 100, MTN                    900         745
JMH Finance Ltd.,
  Convertible Subordinated Notes,
  4.75%, 9/6/07                                  480         464

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                     Schedules of Investments--continued
Convertible Fund                                               April 30, 2002

(Amounts in Thousands)                                            (Unaudited)

                                            Principal     Market
Security Description                          Amount       Value

Merrill Lynch & Co., Inc.,
  Convertible Subordinated Notes,
  0.00%, 3/12/32,
  Callable 3/13/07 @ 100                     $   570     $   551

                                                           2,438

Health Care (1.2%):
Health Management Associates, Inc.,
  Convertible Subordinated Notes,
  0.25%, 8/16/20,
  Callable 8/16/03 @ 63.59                     1,300         899

Insurance -- Multi-Line (2.2%):
American International Group, Inc.,
  Convertible Subordinated Notes,
  0.50%, 5/15/07,
  Callable 5/15/03 @ 100                         900         818
Loews Corp.,
  Convertible Subordinated Notes,
  3.13%, 9/15/07,
  Callable 9/15/02 @ 101.56                      800         691
Ohio Casualty Corp.,
  Convertible Subordinated Notes,
  5.00%, 3/19/22,
  Callable 3/23/05 @ 100                         170         186

                                                           1,695

Machinery (0.9%):
Brooks Automation, Inc.,
  Convertible Subordinated Notes,
  4.75%, 6/1/08,
  Callable 6/6/04 @ 100                          800         704

Medical Equipment & Supplies (1.9%):
Apogent Technologies, Inc.,
  Convertible Subordinated Notes,
  2.25%, 10/15/21,
  Callable 10/20/04 @ 100                        520         524
Baxter International, Inc.,
  Convertible Subordinated Notes,
  1.25%, 6/1/21,
  Callable 6/5/06 @ 100                          875         910

                                                           1,434

Oil & Gas Exploration,
  Production & Services (5.6%):
Anadarko Petroleum Corp.,
  Convertible Subordinated Notes,
  0.00%, 3/7/20,
  Callable 3/7/03 @ 55.44                        500         337
Devon Energy Corp.,
  Convertible Subordinated Notes,
  4.90%, 8/15/08,
  Callable 8/15/02 @ 103                       1,700       1,676
Kerr-McGee Corp.,
  Convertible Subordinated Notes,
  5.25%, 2/15/10,
  Callable 2/15/05 @ 102.63                    1,150       1,318


                                            Principal     Market
Security Description                          Amount       Value

Pogo Producing Co.,
  Convertible Subordinated Notes,
  5.50%, 6/15/06,
  Callable 6/15/02 @ 102.20                  $   600     $   614
Sunoco, Inc.,
  Convertible Subordinated Notes,
  6.75%, 6/15/12,
  Continuously Callable @ 100                    300         317

                                                           4,262

Pharmaceuticals (5.3%):
Alpharma, Inc.,
  Convertible Subordinated Notes,
  3.00%, 6/1/06,
  Callable 6/16/02 @ 112.67                      200         184
Alpharma, Inc.,
  Convertible Subordinated Notes,
  3.00%, 6/1/06,
  Callable 6/16/02 @ 112.67                      500         459
Alza Corp.,
  Convertible Subordinated Notes,
  0.00%, 7/14/14,
  Callable 7/14/02 @ 53.69                       280         456
Alza Corp.,
  Convertible Subordinated Notes,
  0.00%, 7/28/20,
  Callable 7/28/03 @ 60.28                       400         355
Alza Corp.,
  Convertible Subordinated Notes,
  0.00%, 7/28/20,
  Callable 7/28/03 @ 60.28                       250         222
Cephalon, Inc.,
  Convertible Subordinated Notes,
  2.50%, 12/15/06,
  Callable 12/20/04 @ 100                        500         454
Isis Pharmaceuticals, Inc.,
  Convertible Subordinated Notes,
  5.50%, 5/1/09,
  Callable 5/1/05 @ 103.14                       250         250
Teva Pharmaceutical Finance LLC,
  Convertible Subordinated Notes,
  1.50%, 10/15/05,
  Callable 10/15/03 @ 100.38                   1,100       1,101
Vertex Pharmaceuticals, Inc.,
  Convertible Subordinated Notes,
  5.00%, 9/19/07,
  Callable 9/19/03 @ 102.86                      500         387
Vertex Pharmaceuticals, Inc.,
  Convertible Subordinated Notes,
  5.00%, 9/19/07,
  Callable 9/19/03 @ 102.86                      250         193

                                                           4,061

Real Estate (0.7%):
EOP Operating LP,
  Convertible Subordinated Notes,
  7.25%, 11/15/08,
  Callable 11/15/04 @ 100                        500         526

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                     Schedules of Investments--continued
Convertible Fund                                               April 30, 2002

(Amounts in Thousands)                                            (Unaudited)

                                            Principal     Market
Security Description                          Amount       Value

Retail -- Drug Stores (0.4%):
Duane Reade, Inc.,
  Convertible Subordinated Notes,
  2.15%, 4/16/22,
  Callable 4/16/07 @ 100                     $   500     $   294
Semiconductors (7.9%):
Burr-Brown Corp.,
  Convertible Subordinated Notes,
  4.25%, 2/15/07,
  Callable 2/20/03 @ 102.43                    1,000       1,059
Burr-Brown Corp.,
  Convertible Subordinated Notes,
  4.25%, 2/15/07,
  Callable 2/20/03 @ 102.43                      300         318
Cypress Semiconductor Corp.,
  Convertible Subordinated Notes,
  4.00%, 2/1/05,
  Callable 2/5/03 @ 101                          900         817
International Rectifier Corp.,
  Convertible Subordinated Notes,
  4.25%, 7/15/07,
  Callable 7/18/03 @ 102.43                      250         233
International Rectifier Corp.,
  Convertible Subordinated Notes,
  4.25%, 7/15/07,
  Callable 7/18/03 @ 102.43                      250         233
Kulicke & Soffa Industries,
  Convertible Subordinated Notes,
  5.25%, 8/15/06,
  Callable 8/19/04 @ 102.10                      500         582
LSI Logic Corp.,
  Convertible Subordinated Notes,
  4.25%, 3/15/04,
  Callable 3/15/03 @ 100.85                    1,400       1,455
LTX Corp,
  Convertible Subordinated Notes,
  4.25%, 8/15/06,
  Callable 8/19/04 @ 101.70                      400         407
Veeco Instruments, Inc.,
  Convertible Subordinated Notes,
  4.13%, 12/21/08,
  Callable 12/21/04 @ 102.36                     400         406
Vitesse Semiconductor Corp.,
  Convertible Subordinated Notes,
  4.00%, 3/15/05,
  Callable 3/15/03 @ 101                         750         575

                                                           6,085

Software & Computer Services (6.3%):
ASML Holding NV,
  Convertible Subordinated Notes,
  4.25%, 11/30/04,
  Callable 12/5/02 @ 101.70                      500         479
Computer Associates International, Inc.,
  Convertible Subordinated Notes,
  5.00%, 3/15/07,
  Callable 3/21/05 @ 102                         460         490


                                             Principal     Market
Security Description                          Amount       Value

First Data Corp.,
  Convertible Subordinated Notes,
  2.00%, 3/1/08,
  Callable 3/1/04 @ 100                      $ 1,195     $ 1,344
Mercury Interactive Corp.,
  Convertible Subordinated Notes,
  4.75%, 7/1/07,
  Callable 7/1/03 @ 102.71                     1,000         863
Rational Software Corp.,
  Convertible Subordinated Notes,
  5.00%, 2/1/07,
  Callable 2/5/03 @ 102.86                       300         264
Rational Software Corp.,
  Convertible Subordinated Notes,
  5.00%, 2/1/07,
  Callable 2/5/03 @ 102.86                     1,000         880
Siebel Systems, Inc.,
  Convertible Subordinated Notes,
  5.50%, 9/15/06,
  Callable 9/15/02 @ 103.14                      100         123
Siebel Systems, Inc.,
  Convertible Subordinated Notes,
  5.50%, 9/15/06,
  Callable 9/15/02 @ 103.14                      350         431

                                                           4,874

Telecommunications (2.1%):
Cox Communications, Inc.,
  Convertible Subordinated Notes,
  3.00%, 3/14/30,
  Callable 3/17/04 @ 100                         200          85
Juniper Networks, Inc.,
  Convertible Subordinated Notes,
  4.75%, 3/15/07,
  Callable 3/15/03 @ 102.71                      600         443
Nortel Networks Corp.,
  Convertible Subordinated Notes,
  4.25%, 9/1/08,
  Callable 9/7/04 @ 102.12                     1,700       1,076

                                                           1,604

Telecommunications -- Equipment (2.2%):
CIENA Corp.,
  Convertible Subordinated Notes,
  3.75%, 2/1/08,
  Callable 2/4/04 @ 102.14                       850         544
Comverse Technology, Inc.,
  Convertible Subordinated Notes,
  1.50%, 12/1/05,
  Callable 12/1/03 @ 100.38                      500         383
Corning, Inc.,
  Convertible Subordinated Notes,
  3.50%, 11/1/08,
  Callable 11/8/04 @ 102                         780         725

                                                           1,652

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Convertible Fund                                              April 30, 2002

(Amounts in Thousands, Except Shares)                            (Unaudited)

                                              Shares or
                                             Principal     Market
Security Description                           Amount       Value

Telecommunications --
  Services & Equipment (1.6%):
CommScope, Inc.,
  Convertible Subordinated Notes,
  4.00%, 12/15/06,
  Callable 12/15/02 @ 102.29                 $   900     $   725
CommScope, Inc.,
  Convertible Subordinated Notes,
  4.00%, 12/15/06,
  Callable 12/15/02 @ 102.29                     600         483

                                                           1,208

Transportation Services (2.1%):
GATX Corp.,
  Convertible Subordinated Notes,
  7.50%, 2/1/07                                  410         479
United Parcel Service, Inc.,
  Convertible Subordinated Notes,
  1.75%, 9/27/07,
  Callable 9/27/03 @ 100                       1,125       1,139

                                                           1,618

Utilities -- Electric (0.4%):
Mirant Corp.,
  Convertible Subordinated Notes,
  2.50%, 6/15/21,
  Callable 6/18/06 @ 100                         390         313

Total Convertible Bonds (Cost $49,306)                    45,396

Convertible Preferred Stock (37.7%)

Automotive (4.1%):
Ford Motor Co. Capital Trust II               55,300       3,111

Banks (2.1%):
Commerce Bancorp, Inc.                         7,500         422
Washington Mutual Capital Trust I              8,000         425
Washington Mutual, Inc.                        9,000         743

                                                           1,590

Building Materials (0.8%):
Texas Industries, Inc.                        17,000         651

Commercial Services (1.9%):
Cendant Corp.                                 31,000       1,423

Cosmetics & Toiletries (1.5%):
Estee Lauder Cos., Inc.                       16,000       1,169

Household Goods -- Appliances,
  Furnishings & Electronics (1.9%):
Newell Financial Trust I                      34,200       1,454

Insurance -- Multi-Line (4.5%):
ACE Ltd.                                      18,500       1,589
Metlife Capital Trust I                       11,100       1,170
Travelers Property Casualty Corp.             29,100         732

                                                           3,491


                                                          Market
Security Description                          Shares       Value

Oil-Integrated Companies (2.2%):
Unocal Capital Trust                          34,000     $ 1,704

Oilfield Services & Equipment (2.6%):
EVI, Inc.                                     39,000       2,018

Paper & Forest Products (1.8%):
International Paper Capital Trust             29,700       1,366

Pipelines (1.4%):
El Paso Energy Capital Trust I                21,500       1,101

Publishing (1.5%):
Tribune Co.                                   17,000       1,182

Railroads (1.9%):
Union Pacific Capital Trust                   30,000       1,448

Real Estate Investment Trusts (2.8%):
Equity Office Properties Trust, Series B      17,500         777
Equity Residential Properties Trust,
  Series E                                    16,000         502
Simon Property Group, Inc., Series B           9,500         869

                                                           2,148

Restaurants (1.5%):
Wendy's Financing I, Series A                 16,100       1,143

Telecommunications (2.2%):
Broadwing, Inc., Series B                     21,500         710
Citizens Communications Co.                   30,000         620
Worldcom, Inc., Series D                      22,000         151
Worldcom, Inc., Series E                      38,400         245

                                                           1,726

Utilities -- Electric (2.9%):
Duke Energy Corp.                             20,800         514
Duke Energy Corp.                              5,900         152
FPL Group, Inc.                               19,000       1,116
Mirant Trust I                                 8,000         305
Sempra Energy                                  5,000         128

                                                           2,215

Total Convertible Preferred Stock (Cost $27,981)          28,940

Total Investments (Cost $79,365) (a) -- 99.5%             76,414

Other assets in excess of liabilities -- 0.5%                348

NET ASSETS -- 100.0%                                     $76,762

(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                             $ 5,244
     Unrealized depreciation                              (8,195)

     Net unrealized depreciation                         $(2,951)

Securities in this portfolio may be restricted as to resale to institutional investors only, in accordance with the Securities Act of 1933.

MTN -- Medium Term Note

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedules of Investments
Real Estate Fund                                                April 30, 2002

(Amounts in Thousands, Except Shares)                              (Unaudited)

                                                         Market
Security Description                        Shares       Value

Common Stocks (80.0%)

Real Estate Development (3.3%):
St. Joe Co.                                 14,000     $   430
TrizecHahn Corp.                            22,100         343

                                                           773

Real Estate Investment Trusts (76.7%):
Apartments (15.3%):
Amli Residential Properties Trust            5,000         127
Apartment Investment & Management
  Co., Class A                               7,727         379
Archstone -- Smith Trust                    21,600         582
AvalonBay Communities, Inc.                 15,000         715
BRE Properties, Inc.                        15,000         490
Equity Residential Properties Trust         15,000         423
Gables Residential Trust                    12,000         372
Post Properties, Inc.                        5,000         170
Summit Properties, Inc.                     15,500         363

                                                         3,621

Diversified (12.0%):
Cousins Properties, Inc.                    10,500         284
Crescent Real Estate Equities Co.            5,000          98
Simon Property Group, Inc.                  35,000       1,181
Vornado Realty Trust                        29,000       1,279

                                                         2,842

Health Care (3.1%):
Health Care Property Investors, Inc.        18,000         735

Hotels (3.0%):
Meristar Hospitality Corp.                  40,000         702

Industrial Development (4.6%):
AMB Property Corp.                          30,000         841
EastGroup Properties, Inc.                  10,000         250

                                                         1,091

Office (36.0%):
Alexandria Real Estate Equities, Inc.       16,000         731
AmeriVest Properties, Inc.                 133,500         821
Arden Realty, Inc.                          25,000         704
Boston Properties, Inc.                     36,000       1,402
Brandywine Realty Trust                     50,000       1,194
CarrAmerica Realty Corp.                    15,000         482
Corporate Office Properties Trust           30,000         405
Equity Office Properties Trust              34,000         973
HRPT Properties Trust                       10,000          87
Keystone Property Trust                     30,000         453
Mission West Properties, Inc.                5,000          63
Parkway Properties, Inc.                     8,000         292
SL Green Realty Corp.                       25,000         878

                                                         8,485

Shopping Centers (2.7%):
Kimco Realty Corp.                          20,000         642

                                                        18,118

Total Common Stocks (Cost $16,139)                      18,891


                                           Shares or
                                          Principal     Market
Security Description                        Amount       Value

Preferred Stocks (2.3%)

Real Estate Investment Trusts (2.3%):
Apartments (1.1%):
BRE Properties, Inc.                        10,000     $   258

Office (1.2%):
Equity Office Properties Trust              11,000         279

Total Preferred Stocks (Cost $544)                         537

U.S. Government Agencies (17.7%)

Federal Home Loan Bank (17.7%):
1.79%, 5/1/02                             $  4,189       4,189

Total U.S. Government Agencies (Cost $4,189)             4,189

Total Investments (Cost $20,872) (a) -- 100.0%          23,617

Liabilities in excess of other assets -- 0.0%              (8)

NET ASSETS -- 100.0%                                   $23,609

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                            $2,888
     Unrealized depreciation                              (143)

     Net unrealized appreciation                        $2,745

                      See notes to financial statements.


                                           Statements of Assets and Liabilities
The Victory Portfolios                                           April 30, 2002

(Amounts in Thousands, Except Per Share Amounts)                    (Unaudited)


                                                                                    Balanced          Convertible      Real Estate
                                                                                      Fund               Fund             Fund

ASSETS:
Investments, at value (Cost $338,750; $79,365; $20,872)                              $348,991           $76,414          $23,617
Cash                                                                                        8                --                1
Foreign currency, at value (Cost $1)                                                        1                --               --
Interest and dividends receivable                                                       1,572               477               11
Receivable from brokers for investments sold                                            4,594               605               --
Receivable from affiliates                                                                 --                 7                3
Reclaims receivable                                                                        26                --               --
Prepaid expenses and other assets                                                          22                13               16

         Total Assets                                                                 355,214            77,516           23,648

LIABILITIES:
Payable to brokers for investments purchased                                            3,873               674               --
Payable for capital shares redeemed                                                        --                18               --
Accrued expenses and other payables:
     Investment advisory fees                                                             206                48               12
     Administration fees                                                                    3                 1               --
     Custodian fees                                                                        16                 3                2
     Accounting fees                                                                        4                 1               --
     Transfer agent fees                                                                    8                 2                1
     Shareholder service fees -- Class A                                                   73                 4                2
     12b-1 fees -- Class G                                                                  1                 1                1
     Other                                                                                 15                 2               21

         Total Liabilities                                                              4,199               754               39

NET ASSETS:
Capital                                                                               342,026            80,461           21,496
Accumulated net investment income (losses)                                               (189)              138              (81)
Net unrealized appreciation (depreciation) from investments                             9,778            (2,951)           2,745
Net unrealized appreciation from translation of assets
  and liabilities in foreign currencies                                                   465                --               --
Accumulated undistributed net realized losses from
  investment transactions and foreign currency transactions                            (1,065)             (886)            (551)

         Net Assets                                                                  $351,015           $76,762          $23,609

Net Assets
     Class A                                                                         $347,670           $75,202          $19,761
     Class C                                                                               --                --              165
     Class G                                                                            3,345             1,560            3,683

         Total                                                                       $351,015           $76,762          $23,609

Outstanding units of beneficial interest (shares)
     Class A                                                                           29,992             6,587            1,474
     Class C                                                                               --                --               12
     Class G                                                                              288               136              275

         Total                                                                         30,280             6,723            1,761

Net asset value
     Redemption price per share -- Class A                                           $  11.59           $ 11.42          $13.41
     Offering and redemption price per share -- Class C                                    --                --          $13.40
     Offering price per share -- Class G                                             $  11.61           $ 11.46          $13.38

Maximum sales charge -- Class A                                                          5.75%             5.75%          5.75%

Maximum offering price per share (100%/(100%-maximum sales charge)
  of net asset value adjusted to nearest cent) -- Class A                            $  12.30           $ 12.12          $14.23


                      See notes to financial statements.


                                                      Statements of Operations
The Victory Portfolios                 For the Six Months Ended April 30, 2002

(Amounts in Thousands)                                             (Unaudited)


                                                                                        Balanced       Convertible     Real Estate
                                                                                          Fund            Fund            Fund

Investment Income:
Interest income                                                                         $ 4,071          $  690           $   25
Dividend income                                                                           1,953             958              148
Foreign tax withholding                                                                     (10)             --               --
Income from securities lending                                                               50              --               --

     Total Income                                                                         6,064           1,648              173

Expenses:
Investment advisory fees                                                                  1,363             289               80
Administration fees                                                                         259              56               14
Shareholder service fees -- Class A                                                         459              94               23
12b-1 fees -- Class G                                                                         8               4                5
Accounting fees                                                                              79              29               23
Custodian fees                                                                              109              13                6
Legal and audit fees                                                                         17               4                2
Trustees' fees and expenses                                                                   5               1               --
Transfer agent fees                                                                          50              18                8
Registration and filing fees                                                                 14              12               10
Printing fees                                                                                 3               4                1
Other                                                                                        17               3                1

     Total Expenses                                                                       2,383             527              173

Expenses voluntarily reduced by adviser                                                    (160)             (9)             (24)

     Expenses before reimbursement from distributor                                       2,223             518              149
     Expenses reimbursed by distributor                                                      (8)            (21)              (6)

     Net Expenses                                                                         2,215             497              143

Net Investment Income                                                                     3,849           1,151               30

Realized/Unrealized Gains (Losses) from Investments
  and Foreign Currencies:
Net realized gains (losses) from investment transactions                                    774            (647)             623
Net realized losses from foreign currency transactions                                      (43)             --               --
Change in unrealized appreciation/depreciation from investments                          (2,410)          1,080            1,797
Change in unrealized appreciation/depreciation from translation
  of assets and liabilities in foreign currencies                                             6              --               --

Net realized/unrealized gains (losses) from investments and foreign currencies           (1,673)            433            2,420

Change in net assets resulting from operations                                          $ 2,176          $1,584           $2,450


                      See notes to financial statements.


The Victory Portfolios                     Statements of Changes in Net Assets

(Amounts in Thousands)


                                                      Balanced                     Convertible                  Real Estate
                                                        Fund                          Fund                         Fund

                                                  Six                          Six                           Six
                                                Months         Year          Months          Year          Months         Year
                                                 Ended         Ended          Ended          Ended          Ended         Ended
                                               April 30,    October 31,     April 30,     October 31,     April 30,    October 31,
                                                 2002          2001           2002           2001           2002          2001

                                              (Unaudited)                  (Unaudited)                   (Unaudited)

From Investment Activities:
Operations:
  Net investment income                     $  3,849       $  9,514      $  1,151       $  2,494       $    30        $   771
  Net realized gains (losses) from
    investment transactions                      774         21,125          (647)          (239)          623          1,043
  Net realized losses from
    foreign currency transactions                (43)           (75)           --             --            --             --
  Net change in unrealized appreciation
    (depreciation) from investments           (2,410)       (58,116)        1,080         (9,725)        1,797          (438)
  Net change in unrealized
    depreciation from translation
    of assets and liabilities
    in foreign currencies                          6             (1)           --             --            --             --

Change in net assets resulting
  from operations                              2,176        (27,553)        1,584         (7,470)        2,450          1,376

Distributions to Shareholders:
  From net investment income:
      Class A                                 (4,260)        (9,311)       (1,023)        (2,595)         (384)          (587)
      Class C                                     --             --            --             --            (1)            --
      Class G                                    (29)           (34)          (21)           (24)          (35)           (12)
  From net realized gains from
    investment transactions
    and foreign currencies                   (21,283)       (27,017)           --        (10,650)           --             --

Change in net assets from
  distributions to shareholders              (25,572)       (36,362)       (1,044)       (13,269)         (420)          (599)

Capital Transactions:
  Proceeds from shares issued                 27,105         69,858        11,448         47,217         7,316          7,086
  Dividends reinvested                        23,860         33,818           724          9,533           201            290
  Cost of shares redeemed                    (65,033)       (65,029)      (13,241)       (55,458)       (3,284)        (4,746)

Change in net assets
  from capital transactions                  (14,068)        38,647        (1,069)         1,292         4,233          2,630

Change in net assets                         (37,464)       (25,268)         (529)       (19,447)        6,263          3,407

Net Assets:
  Beginning of period                        388,479        413,747        77,291         96,738        17,346         13,939

  End of period                             $351,015       $388,479      $ 76,762       $ 77,291       $23,609        $17,346

Share Transactions:
  Issued                                       2,293          5,287           992          3,825           564            584
  Reinvested                                   1,993          2,549            62            775            16             24
  Redeemed                                    (5,474)        (4,954)       (1,145)        (4,558)         (249)          (391)

Change in Shares                              (1,188)         2,882           (91)            42           331            217


                      See notes to financial statements.


The Victory Portfolios                                    Financial Highlights
For Share Outstanding Throughout Each Period


                                                                      Balanced Fund

                                                                     Class A Shares

                                              Six
                                            Months         Year        Year       Year        Year         Year
                                             Ended         Ended       Ended      Ended       Ended        Ended
                                           April 30,     October 31, October 31, October 31, October 31, October 31,
                                             2002          2001        2000       1999        1998         1997

                                          (Unaudited)

Net Asset Value,
  Beginning of Period                      $  12.35       $  14.47   $  15.10   $  14.67   $  13.87   $  12.33

Investment Activities:
     Net investment income                     0.13           0.30       0.33       0.32       0.37       0.36
     Net realized and unrealized gain
       (loss) on investments                  (0.07)         (1.17)      0.62       1.34       1.54       1.90

         Total from
           Investment Activities               0.06          (0.87)      0.95       1.66       1.91       2.26

Distributions
     Net investment income                    (0.14)         (0.30)     (0.34)     (0.31)     (0.37)     (0.35)
     In excess of net investment
       income                                    --             --      (0.01)        --         --         --
     Net realized gains                       (0.68)         (0.95)     (1.23)     (0.92)     (0.74)     (0.37)

         Total Distributions                  (0.82)         (1.25)     (1.58)     (1.23)     (1.11)     (0.72)

Net Asset Value, End of Period             $  11.59       $  12.35   $  14.47   $  15.10   $  14.67   $  13.87

Total Return (excludes
  sales charge)                                0.34%<F4>     (6.50)%     6.74%     11.73%     14.55%     19.02%

Ratios/Supplemental Data:
Net Assets at end of period (000)           $347,670      $386,284   $412,606   $422,586   $418,807   $342,933
Ratio of expenses to
  average net assets <F5>                      1.19%<F7>      1.25%      1.27%      1.27%      1.27%      1.25%
Ratio of net investment income
  to average net assets <F5>                   2.08%<F7>      2.30%      2.36%      2.13%      2.54%      2.69%
Ratio of expenses to
  average net assets<F1>                       1.28%<F7>      1.32%      1.35%      1.50%      1.50%      1.36%
Ratio of net investment income
  (loss) to average net assets<F1>             1.99%<F7>      2.23%      2.28%      1.90%      2.31%      2.58%
Portfolio turnover <F6>                          47%           116%       140%       177%       231%       109%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.


<F2> Period from commencement of operations.

<F3> Less than $0.01 per share.

<F4> Not annualized.


<F5> Effective March 1, 2002, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses (excluding certain items) of the Class G Shares of the Fund at a maximum of 2.00% until at least February 28, 2012.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F7> Annualized.




The Victory Portfolios                                    Financial Highlights
For Share Outstanding Throughout Each Period


                                                        Class G Shares

                                                 Six                 December 15,
                                               Months       Year        1999
                                                Ended       Ended     through
                                              April 30,  October 31, October 31,
                                                2002        2001      2000<F2>

                                             (Unaudited)

Net Asset Value,
  Beginning of Period                        $12.36         $14.49     $13.92
Investment Activities:
     Net investment income                     0.09           0.26       0.30
     Net realized and unrealized gain
       (loss) on investments                  (0.05)         (1.18)      0.57

         Total from
           Investment Activities               0.04          (0.92)      0.87

Distributions
     Net investment income                    (0.11)         (0.26)     (0.30)
     In excess of net investment income          --             --         --<F3>
     Net realized gains                       (0.68)         (0.95)        --

         Total Distributions                  (0.79)         (1.21)     (0.30)

Net Asset Value, End of Period               $11.61         $12.36     $14.49

Total Return (excludes sales charge)           0.23%<F4>     (6.86)%     6.32%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)            $3,345         $2,195     $1,141
Ratio of expenses to
  average net assets <F5>                      1.60%<F7>      1.59%      1.57%<F7>
Ratio of net investment income
  to average net assets <F5>                   1.68%<F7>      1.95%      2.04%<F7>
Ratio of expenses to
  average net assets<F1>                       2.20%<F7>      2.42%      3.95%<F7>
Ratio of net investment income
  (loss) to average net assets<F1>             1.08%<F7>      1.12%     (0.34)%<F7>
Portfolio turnover <F6>                          47%           116%       140%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.


<F2> Period from commencement of operations.

<F3> Less than $0.01 per share.

<F4> Not annualized.


<F5> Effective March 1, 2002, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses (excluding certain items) of the Class G Shares of the Fund at a maximum of 2.00% until at least February 28, 2012.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F7> Annualized.



                      See notes to financial statements.


The Victory Portfolios                                    Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                              Convertible Fund

                                                                               Class A Shares

                                        Six                                            December 1,
                                      Months         Year        Year          Year         1997            Year           Year
                                       Ended         Ended       Ended         Ended       through         Ended           Ended
                                     April 30,    October 31,  October 31,  October 31,  October 31,     November 30,  November 30,
                                     2002<F2>        2001       2000          1999      1998<F3>            1997            1996

                                     Unaudited)

Net Asset Value,
  Beginning of Period                $ 11.34       $ 14.29    $ 12.99       $ 12.22      $  14.33         $  13.55         $ 12.16

Investment Activities:
     Net investment income              0.18          0.33       0.54          0.67          0.58             0.62            0.65
     Net realized and
       unrealized gain
       (loss) on investments            0.06         (1.40)      1.97          0.83         (1.08)            1.43            1.68

         Total from
         Investment Activities          0.24         (1.07)      2.51          1.50         (0.50)            2.05            2.33

Distributions
     Net investment income             (0.16)        (0.35)     (0.58)        (0.70)        (0.54)           (0.65)          (0.62)
     Net realized gains                   --         (1.53)     (0.63)        (0.03)        (1.07)           (0.62)          (0.32)

         Total Distributions           (0.16)        (1.88)     (1.21)        (0.73)        (1.61)           (1.27)          (0.94)

Net Asset Value, End of Period       $ 11.42       $ 11.34    $ 14.29       $ 12.99      $  12.22         $  14.33         $ 13.55

Total Return
  (excludes sales charge)               2.06%<F5>    (8.22)%    20.57%        12.46%        (3.69)%<F5>      16.26%          20.28%

Ratios/Supplemental Data:
Net Assets at
  end of period (000)                 $75,202       $74,930    $96,451       $79,655      $108,069         $104,982         $81,478
Ratio of expenses to
  average net assets <F6>               1.28%<F9>     1.26%      1.24%         1.24%         1.20%<F8>        1.34%           1.31%
Ratio of net investment income
  to average net assets <F6>            2.99%<F9>     2.76%      4.01%         4.94%         4.60%<F8>        4.75%           5.17%
Ratio of expenses to
  average net assets<F1>                1.35%<F9>     1.32%      1.24%         <F8>           <F8>            <F8>            <F8>
Ratio of net investment income
  (loss) to average net assets<F1>      2.92%<F9>     2.70%      4.01%         <F8>           <F8>            <F8>            <F8>
Portfolio turnover <F7>                   33%           72%        95%           73%           77%             77%              40%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 1, 2002, the Victory Convertible Securities Fund became the Convertible Fund.

<F3> Effective March 23, 1998, the SBSF Convertible Securities Fund became the Victory Convertible Securities Fund. Financial highlights prior to March 23, 1998 represent the SBSF Convertible Securities Fund.

<F4> Period from commencement of operations.

<F5> Not annualized.

<F6> Effective March 1, 2002, the Adviser has agreed to waive its management fee and to reimburse expenses, as allowed by law, so that the net operating expenses (excluding certain items) of Class G Shares of the Fund will not exceed 2.00% until at least February 28, 2012.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F8> There were no voluntary fee reductions during the period.

<F9> Annualized.




The Victory Portfolios                                    Financial Highlights
For a Share Outstanding Throughout Each Period


                                                     Class G Shares

                                            Six                 December 21,
                                          Months         Year         1999
                                           Ended        Ended       through
                                         April 30,    October 31, October 31,
                                         2002<F2>        2001        2000<F4>

                                        (Unaudited)

Net Asset Value,
  Beginning of Period                   $11.38        $14.34       $12.56

Investment Activities:
     Net investment income                0.16          0.30         0.54
     Net realized and unrealized gain
       (loss) on investments              0.06         (1.41)        1.82

         Total from
         Investment Activities            0.22         (1.11)        2.36

Distributions
     Net investment income               (0.14)        (0.32)       (0.58)
     Net realized gains                     --         (1.53)          --

         Total Distributions             (0.14)        (1.85)       (0.58)

Net Asset Value, End of Period          $11.46        $11.38       $14.34

Total Return (excludes sales charge)      1.88%<F5>    (8.48)%      19.07%<F5>

Ratios/Supplemental Data:
Net Assets at end of period (000)       $1,560        $2,361       $  287
Ratio of expenses to
  average net assets <F6>                 1.60%<F9>     1.59%        1.55%<F9>
Ratio of net investment income
  to average net assets <F6>              2.69%<F9>     2.06%        3.18%<F9>
Ratio of expenses to
  average net assets<F1>                  2.21%<F9>     2.81%       13.40%<F9>
Ratio of net investment income
  (loss) to average net assets<F1>        2.08%<F9>     0.84%       (8.67)%<F9>
Portfolio turnover <F7>                     33%          72%           95%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 1, 2002, the Victory Convertible Securities Fund became the Convertible Fund.

<F3> Effective March 23, 1998, the SBSF Convertible Securities Fund became the Victory Convertible Securities Fund. Financial highlights prior to March 23, 1998 represent the SBSF Convertible Securities Fund.

<F4> Period from commencement of operations.

<F5> Not annualized.

<F6> Effective March 1, 2002, the Adviser has agreed to waive its management fee and to reimburse expenses, as allowed by law, so that the net operating expenses (excluding certain items) of Class G Shares of the Fund will not exceed 2.00% until at least February 28, 2012.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F8> There were no voluntary fee reductions during the period.

<F9> Annualized.



                      See notes to financial statements.


The Victory Portfolios                                    Financial Highlights

For a Share Outstanding Throughout Each Period


                                                                        Real Estate Fund

                                                                          Class A Shares

                                               Six                                                           April 30,
                                             Months         Year         Year          Year          Year       1997
                                              Ended         Ended       Ended          Ended        Ended     through
                                            April 30,     October 31, October 31,   October 31,  October 31,  October 31,
                                            2002<F2>        2001         2000          1999          1998      1997<F3>

                                           (Unaudited)

Net Asset Value,
  Beginning of Period                       $ 12.13        $ 11.49    $  9.70      $ 10.19       $ 12.07       $10.00

Investment Activities:
     Net investment income                     0.02           0.55       0.57         0.52          0.50         0.23
     Net realized and unrealized gain
       (loss) on investments                   1.53           0.54       1.63        (0.50)        (1.90)        2.01

         Total from
         Investment Activities                 1.55           1.09       2.20         0.02         (1.40)        2.24

Distributions
     Net investment income                    (0.27)         (0.45)     (0.41)       (0.51)        (0.44)       (0.17)
     Net realized gains                          --             --         --           --         (0.04)         --

         Total Distributions                  (0.27)         (0.45)     (0.41)       (0.51)        (0.48)       (0.17)

Net Asset Value, End of Period              $ 13.41        $ 12.13    $ 11.49      $  9.70       $ 10.19       $12.07

Total Return (excludes sales charge)          12.87%<F4>      9.48%    23.04%         0.03%       (11.91)%      22.42%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)           $19,761        $16,660    $13,864      $14,205       $16,624       $4,376
Ratio of expenses to
  average net assets <F5>                     1.39%<F7>       1.39%      1.40%        1.16%         0.83%        0.00%<F7>
Ratio of net investment income
  to average net assets <F5>                  0.51%<F7>       4.83%      4.92%        4.92%         4.95%        5.11%<F7>
Ratio of expenses to
  average net assets<F1>                      1.63%<F7>       1.77%      1.77%        1.91%         1.95%        2.93%<F7>
Ratio of net investment income
  (loss) to average net assets<F1>            0.27%<F7>       4.45%      4.55%        4.17%         3.83%        2.18%<F7>
Portfolio turnover <F6>                         21%             75%        73%          62%            53%          21%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 1, 2002, the Victory Real Estate Investment Fund became the Real Estate Fund.

<F3> Period from commencement of operations.

<F4> Not annualized.

<F5> Effective March 1, 2002, the Adviser agreed to waive its management fees or to reimburse expenses, as allowed by law, so that the net operating expenses of Class G Shares of the Fund will not exceed 2.00% until at least February 28, 2012. Also, the Adviser has agreed to waive its management fees and to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 2.20% until at least February 28, 2012.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F7> Annualized.




The Victory Portfolios                                    Financial Highlights

For a Share Outstanding Throughout Each Period


                                                              Real Estate Fund

                                       Class C Shares               Class G Shares

                                          March 1,         Six                      December 15,
                                            2002          Months          Year         1999
                                           through         Ended         Ended       through
                                          April 30,      April 30,      October 31, October 31,
                                          2002<F3>        2002<F2>        2001       2000<F3>

                                         (Unaudited)    (Unaudited)

Net Asset Value,
  Beginning of Period                    $12.80          $12.10        $11.49       $ 9.18

Investment Activities:
     Net investment income                 0.07            0.05          0.45         0.46
     Net realized and unrealized gain
       (loss) on investments               0.66            1.49          0.58         2.25

         Total from
         Investment Activities             0.73            1.54          1.03         2.71

Distributions
     Net investment income                (0.13)          (0.26)        (0.42)       (0.40)
     Net realized gains                      --              --            --           --

         Total Distributions              (0.13)          (0.26)        (0.42)       (0.40)

Net Asset Value, End of Period           $13.40          $13.38        $12.10       $11.49

Total Return (excludes sales charge)       5.69%<F4>      12.78%<F4>     8.97%       29.92%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)         $ 165          $3,683        $  686       $   75
Ratio of expenses to
  average net assets <F5>                  2.20%<F7>       1.75%<F7>     1.75%        1.65%<F7>
Ratio of net investment income
  to average net assets <F5>              (1.13)%<F7>     (1.79)%<F7>    4.58%        4.40%<F7>
Ratio of expenses to
  average net assets<F1>                   7.85%<F7>       2.46%<F7>     6.78%       31.78%<F7>
Ratio of net investment income
  (loss) to average net assets<F1>        (6.78)%<F7>     (2.50)%<F7>   (0.45)%     (25.73)%<F7>
Portfolio turnover <F6>                      21%             21%           75%          73%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 1, 2002, the Victory Real Estate Investment Fund became the Real Estate Fund.

<F3> Period from commencement of operations.

<F4> Not annualized.

<F5> Effective March 1, 2002, the Adviser agreed to waive its management fees or to reimburse expenses, as allowed by law, so that the net operating expenses of Class G Shares of the Fund will not exceed 2.00% until at least February 28, 2012. Also, the Adviser has agreed to waive its management fees and to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 2.20% until at least February 28, 2012.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F7> Annualized.



                      See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
Intermediate Income Fund                        April 30, 2002

(Amounts in Thousands)                             (Unaudited)


                                          Principal     Market
Security Description                        Amount      Value

Asset Backed Securities (8.0%)

American Housing Trust,
   Series VIII, Class K,
   9.00%, 1/25/21                          $   649    $    691
Caterpillar Financial Asset Trust,
   Series 2001-A, Class A3,
   4.85%, 4/25/07                            3,302       3,374
Chase Manhattan Auto Owner Trust,
   Series 2001-A, Class A4,
   5.07%, 2/15/08                            1,512       1,549
CIT Equipment Collateral,
   Series 2001-1, Class A3,
   5.23%, 10/24/04                           2,260       2,307
CIT Equipment Collateral,
   Series 2001-A, Class A4,
   4.84%, 9/20/12                              660         668
Citibank Credit Card Issuance Trust,
   Series 2002-A1, Class A1,
   4.95%, 2/9/09                               970         959
Daimler Chrysler Auto Trust,
   Series 2000-C, Class A3,
   6.82%, 9/6/04                             1,611       1,653
Discover Card Master Trust I,
   Series 2001-6, Class A,
   5.75%, 12/15/08                           1,360       1,409
DVI Receivables Corp.,
   Series 2001-2, Class A4,
   4.61%, 11/11/09                           1,350       1,346
Ford Credit Auto Owner Trust,
   Series 2000-F, Class A2,
   6.56%, 5/15/04                            1,120       1,161
Ford Credit Auto Owner Trust,
   Series 2001-B, Class A5,
   5.36%, 6/15/05                            3,410       3,521
Honda Auto Receivables Owner Trust,
   Series 2001-1, Class A4,
   5.56%, 6/19/06                              758         785
MBNA Credit Card Master Note Trust,
   Series 2001-A1, Class A1,
   5.75%, 10/15/08                           2,185       2,268
MBNA Master Credit Card Trust,
   Series 1999-M, Class A,
   6.60%, 4/16/07                            1,380       1,468
Residential Asset Securities Corp.,
   Series 1999-KS3, Class A4,
   7.38%, 12/25/25                           1,200       1,254
Structured Asset Securities Corp.,
   Series 2001-8A, Class 1A1,
   8.00%, 5/25/31                              647         665

Total Asset Backed Securities (Cost $24,410)            25,078


                                          Principal     Market
Security Description                        Amount      Value

Commercial Mortgage Backed Securities (8.5%)

Banc of America
   Commercial Mortgage, Inc.,
   Series 2001-1, Class A2,
   6.50%, 4/15/36                          $ 5,000    $  5,173
Commercial Mortgage Acceptance Corp.,
   Series 1998-C2, Class A2,
   6.03%, 9/15/30                            5,400       5,483
CS First Boston Mortgage Securities Corp.,
   Series 2001-CP4, Class A4,
   6.18%, 12/15/35                           5,000       5,070
First Union National Bank
   Commercial Mortgage,
   Series 2001-C2, Class A1,
   6.20%, 1/12/43                            1,600       1,650
GE Capital Commercial Mortgage Corp.,
   Series 2001-2, Class A3,
   6.03%, 8/11/33                            5,000       5,123
LB Commercial Conduit Mortgage Trust,
   Series 1999-C1, Class A1,
   6.41%, 6/15/31                              933         975
Mortgage Capital Funding, Inc.,
   Series 1998-MC2, Class A2,
   6.42%, 6/18/30                            2,917       3,036

Total Commercial Mortgage Backed Securities
(Cost $26,363)                                          26,510

Commercial Paper (0.8%)

General Electric Capital Corp.,
   1.92%, 5/1/02                             2,442       2,442

Total Commercial Paper (Cost $2,442)                     2,442

Corporate Bonds (42.3%)

Automotive (0.4%):
General Motors Corp.,
   7.20%, 1/15/11                            1,320       1,350

Banks (3.2%):
Bank of America Corp.,
   7.80%, 2/15/10                            1,600       1,754
FleetBoston Financial Corp.,
   4.88%, 12/1/06                            5,235       5,150
PNC Funding Corp.,
   6.13%, 9/1/03                             3,000       3,097

                                                        10,001

Computers (0.4%):
Sun Microsystems, Inc.,
   7.35%, 8/15/04                            1,270       1,323

                      See notes to financial statements.

Intermediate Income Fund                        April 30, 2002

(Amounts in Thousands)                             (Unaudited)


                                          Principal     Market
Security Description                        Amount      Value

Financial Services (11.4%):
Boeing Capital Corp.,
   5.65%, 5/15/06                          $ 5,133    $  5,184
Caterpillar Financial Services Corp.,
   5.95%, 5/1/06                             2,905       2,975
Ford Motor Credit Co.,
   6.13%, 4/28/03                            3,815       3,894
Ford Motor Credit Co.,
   6.50%, 1/25/07                            4,873       4,843
General Electric Capital Corp.,
   5.88%, 2/15/12, MTN                       3,095       3,034
General Motors Acceptance Corp.,
   6.75%, 1/15/06                            2,625       2,712
John Deere BV,
   5.88%, 4/6/06                             2,290       2,302
Lehman Brothers Holdings, Inc.,
   7.88%, 8/15/10                            1,440       1,551
Morgan Stanley Group, Inc.,
   6.88%, 3/1/07                             4,222       4,456
Salomon Smith Barney Holdings, Inc.,
   6.50%, 2/15/08                            4,200       4,348

                                                        35,299

Food -- Retail (1.4%):
Albertson's, Inc.,
   6.55% 8/1/04                              4,140       4,334

Food Products (0.5%):
Kellogg Co.,
   6.60%, 4/1/11                             1,372       1,410

Insurance (1.0%):
St. Paul Cos., Inc.,
   5.75%, 3/15/07                            3,183       3,218

Machinery (0.5%):
Deere & Co.,
   7.85%, 5/15/10                            1,572       1,711

Media (4.1%):
TCI Communications Corp.,
   6.38%, 1/5/03                             5,098       5,196
Time Warner, Inc.,
   8.11%, 8/15/06                            4,505       4,730
Viacom, Inc.,
   5.63%, 5/1/07                             2,901       2,890

                                                        12,816

Oil & Gas Exploration,
   Production & Services (1.7%):
Kerr-McGee Corp.,
   6.88%, 9/15/11                            3,000       3,086
Union Oil Co. of California,
   7.20%, 5/15/05                            2,230       2,372

                                                         5,458

Paper & Forest Products (1.6%):
International Paper Co.,
   8.13%, 7/8/05                             4,575       4,961


                                          Principal     Market
Security Description                        Amount      Value

Pharmaceuticals (1.4%):
Wyeth,
   7.90%, 2/15/05                          $ 4,000    $  4,381

Pipelines (2.4%):
Duke Capital Corp.,
   7.25%, 10/1/04                            3,000       3,185
El Paso Corp.,
   6.75%, 5/15/09                            3,405       3,341
Kinder Morgan Energy Partners LP,
   8.00%, 3/15/05                            1,045       1,138

                                                         7,664

Railroads (0.7%):
Norfolk Southern Corp.,
   7.35%, 5/15/07                            2,075       2,223

Retail -- Department Stores (0.7%):
Sears Roebuck Acceptance,
   7.00%, 2/1/11                             2,220       2,286

Semiconductors (1.0%):
Texas Instruments, Inc.,
   7.00%, 8/15/04                            3,020       3,194

Telecommunications (5.2%):
British Telecommunications PLC,
   7.88%, 12/15/05                           3,064       3,285
Citizens Communications Co.,
   8.50%, 5/15/06                            3,860       4,047
GTE Corp.,
   6.36%, 4/15/06                            2,503       2,544
Sprint Capital Corp.,
   5.70%, 11/15/03                           3,390       3,272
Sprint Capital Corp.,
   7.13%, 1/30/06                            2,005       1,961
WorldCom, Inc. -- WorldCom Group,
   7.88%, 5/15/03                            1,649       1,237

                                                        16,346

Telecommunications -- Cellular (0.9%):
AT&T Wireless Services, Inc.,
   7.88%, 3/1/11                             2,979       2,911

Telecommunications -- Equipment (0.3%):
Motorola, Inc.,
   8.00%, 11/1/11                              850         850

Utilities -- Electric (3.5%):
Constellation Energy Group, Inc.,
   7.00%, 4/1/12                             1,065       1,083
FirstEnergy Corp.,
   6.45%, 11/15/11                           1,215       1,148
Progress Energy, Inc.,
   6.55%, 3/1/04                             4,700       4,868
Wisconsin Energy Corp.,
   5.88%, 4/1/06                             3,941       4,005

                                                        11,104

Total Corporate Bonds (Cost $132,492)                  132,840

                      See notes to financial statements.

Intermediate Income Fund                        April 30, 2002

(Amounts in Thousands)                             (Unaudited)


                                          Principal     Market
Security Description                        Amount      Value

U.S. Government Agencies (16.1%)

Federal Home Loan Bank (2.7%):
4.50%, 7/7/03                              $ 8,190    $  8,354

Federal Home Loan
   Mortgage Corp. (4.8%):
4.50%, 4/15/05,
   Callable 4/15/03 @ 100                    5,000       5,012
5.50%, 7/15/06                               1,615       1,664
4.88%, 3/15/07                               3,810       3,815
6.25%, 3/5/12                                4,545       4,511

                                                        15,002

Federal National Mortgage
   Association (8.0%):
4.75%, 1/2/07                                2,065       2,038
5.00%, 3/12/07,
   Callable 3/12/03 @ 100                    2,910       2,911
5.25%, 3/22/07,
   Callable 3/22/04 @ 100                    3,947       3,993
6.25%, 2/1/11                                2,020       2,063
6.00%, 5/15/11                              10,000      10,205
4.00%, 2/14/13,
   Callable 2/14/03 @ 100                    3,987       3,917

                                                        25,127

Small Business Administration (0.4%):
Small Business Administration,
   Series 1999-20D, Class 1,
   6.15%, 4/1/19                             1,236       1,262

U.S. Government Loan Trust (0.2%):
U.S. Government Loan Trust -- Israel,
   Series 1-B, 8.50%, 4/1/06                   476         524

Total U.S. Government Agencies (Cost $50,522)           50,269

U.S. Government Mortgage Backed (18.8%)

Federal Home Loan
   Mortgage Corp. (1.4%):
6.00%, 2/1/13-1/1/29                         1,587       1,609
6.50%, 1/1/29                                1,617       1,648
7.00%, 10/1/28-1/1/30                          649         676
7.50%, 4/1/28-8/1/30                           294         309
8.50%, 7/1/21-4/1/29                           150         163

                                                         4,405

Federal National Mortgage
   Association (10.9%):
5.89%, 10/1/11                               4,975       5,024
6.00%, 9/1/11-12/1/28                       10,890      11,075
6.50%, 7/1/28-12/1/31                        2,858       2,899
7.00%, 10/1/26-12/25/41                      7,483       7,747


                                          Principal     Market
Security Description                        Amount      Value

7.50%, 3/1/27-11/1/29                      $ 2,050    $  2,159
8.00%, 11/1/12-3/1/30                        2,142       2,274
8.50%, 4/1/31                                  717         765
9.50%, 10/1/21                                 470         519
10.00%, 11/1/13                                780         843
10.50%, 11/1/13                                270         293
11.00%, 11/1/13                                416         455

                                                        34,053

Government National Mortgage
   Assoc. (6.5%):
5.48%, 11/16/15                              4,844       4,960
6.09%, 6/16/21                               9,530       9,706
6.50%, 7/15/28                                 536         545
7.00%, 9/15/23-12/15/25                      1,656       1,723
7.50%, 12/15/27-4/15/29                        121         129
8.50%, 12/15/17                                642         701
9.00%, 2/15/17                                 259         285
9.50%, 12/15/09-7/15/25                      2,219       2,445

                                                        20,494

Total U.S. Government Mortgage Backed
(Cost $58,453)                                          58,952

U.S. Treasury Obligations (4.3%)

U.S. Treasury Notes (4.3%):
5.75%, 4/30/03                               4,866       5,031
3.63%, 3/31/04                                 475         479
5.88%, 11/15/04                              4,601       4,663
4.63%, 5/15/06                                 400         405
3.50%, 11/15/06                              1,186       1,142
6.63%, 5/15/07                               1,202       1,314
4.88%, 2/15/12                                 195         192
4.88%, 2/15/12                                 189         192

Total U.S. Treasury Obligations (Cost $13,411)          13,418

Total Investments (Cost $308,093) (a) -- 98.8%         309,509

Other assets in excess of liabilities -- 1.2%            3,658

NET ASSETS -- 100.0%                                  $313,167


(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                           $ 3,570
     Unrealized depreciation                            (2,154)
     Net unrealized appreciation                       $ 1,416

Securities in this portfolio may be restricted as to resale to institutional investors only, in accordance with Securities Act of 1933.

MTN -- Medium Term Note

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
Fund for Income                                 April 30, 2002

(Amounts in Thousands)                             (Unaudited)


                                          Principal     Market
Security Description                        Amount      Value

Government National Mortgage Assoc. (90.4%)

Collateralized Mortgage
   Obligations (8.2%):
Government National Mortgage Assoc.,
   Series 1996-21, Class J,
   7.00%, 7/16/13                          $ 2,147    $  2,254
Government National Mortgage Assoc.,
   Series 1999-22, Class VB,
   7.00%, 11/20/14                           3,000       3,129
Government National Mortgage Assoc.,
   Series 1998-4, Class P,
   9.00%, 3/20/22                              497         510
Government National Mortgage Assoc.,
   Series 1998-13, Class DB,
   9.00%, 4/20/22                              412         431
Government National Mortgage Assoc.,
   Series 1999-41, Class PB,
   7.25%, 7/16/22                            1,000       1,049
Government National Mortgage Assoc.,
   Series 1998-12, Class GA,
   9.00%, 12/20/23                             395         399
Government National Mortgage Assoc.,
   Series, 1995-4, Class CQ,
   8.00%, 6/20/25                              138         148
Government National Mortgage Assoc.,
   Series 1996-9, Class PE,
   7.00%, 10/20/25                           3,261       3,392
Government National Mortgage Assoc.,
   Series 1998-9, Class P,
   9.00%, 12/20/25                             158         168
Government National Mortgage Assoc.,
   Series 2000-9, Class PB,
   7.50%, 6/16/26                            5,000       5,345
Government National Mortgage Assoc.,
   Series 2000-6, Class BC,
   8.00%, 9/20/26                            4,136       4,253
Government National Mortgage Assoc.,
   Series 1997-2, Class E,
   7.50%, 2/20/27                              653         692
Government National Mortgage Assoc.,
   Series 2000-24, Class AE,
   7.50%, 8/20/27                            2,862       2,890
Government National Mortgage Assoc.,
   Series 2000-5, Class PC,
   7.50%, 11/16/27                           5,000       5,306
Government National Mortgage Assoc.,
   Series 1999-6, Class AB,
   8.00%, 3/16/28                            1,805       1,935
Government National Mortgage Assoc.,
   Series 2001-1, Class TA,
   9.00%, 2/20/29                              566         612
Government National Mortgage Assoc.,
   Series 2001-15, Class GK,
   8.50%, 10/20/29                           4,463       4,848

                                                        37,361


                                          Principal     Market
Security Description                        Amount      Value

U.S. Government Mortgage
   Backed (82.2%):
6.50%, 11/15/23-2/15/32                    $91,803    $ 93,394
6.63%, 1/15/27                               2,864       2,969
6.88%, 10/15/28-2/15/37                     10,897      11,312
7.00%, 4/15/16-7/15/39                      68,955      71,637
7.05%, 7/15/31                               1,365       1,438
7.09%, 7/15/27                               1,616       1,705
7.22%, 5/15/31                               1,380       1,468
7.25%, 4/15/36                               1,518       1,624
7.29%, 12/20/21-11/20/22                     4,739       4,975
7.31%, 2/15/37                               2,384       2,551
7.40%, 1/15/21                                 874         938
7.50%, 8/15/10-5/15/36                      40,968      43,259
7.60%, 2/20/22                                 721         764
7.65%, 9/20/21-7/20/22                       3,726       3,955
7.73%, 5/15/41                              11,027      11,815
7.75%, 8/20/20-11/15/38                     10,665      11,405
7.88%, 7/15/21-12/15/32                      9,227       9,954
7.92%, 7/15/23                                 791         854
7.95%, 7/20/20-4/15/25                       5,611       6,026
8.00%, 8/15/06-3/15/35                      27,459      29,456
8.13%, 7/15/38-6/15/41                       5,441       5,871
8.15%, 3/15/19-4/15/20                       1,035       1,120
8.25%, 12/20/19-10/15/31                     8,127       8,765
8.34%, 6/15/35                               4,789       5,227
8.50%, 3/15/05-8/15/29                      11,002      11,891
8.60%, 5/15/27                                 590         633
8.62%, 5/15/35                               1,069       1,155
8.75%, 3/20/17-4/15/22                       2,669       2,862
8.85% 5/15/18-12/15/18                       4,485       4,919
9.00%, 9/15/06-6/20/30                      18,988      20,710
9.50%, 10/15/02-6/15/21                      1,185       1,306
10.00%, 5/15/12-8/15/25                        665         748

                                                       376,706

Total Government National Mortgage Assoc.
(Cost $405,714)                                        414,067

U.S. Treasury Obligations (8.9%)

U.S. Treasury Bills (2.8%):
1.69%, 6/13/02                              12,985      12,958

U.S. Treasury Bonds (6.1%):
9.38%, 2/15/06                               9,657      11,394
12.00%, 8/15/13                              9,419      13,000
11.75%, 11/15/14                             2,250       3,181

                                                        27,575


Total U.S. Treasury Obligations (Cost $40,178)          40,533


                      See notes to financial statements.

Fund for Income                                 April 30, 2002

(Amounts in Thousands, Except Shares)              (Unaudited)


                                                        Market
Security Description                       Shares       Value

Investment Companies (0.1%)

Federated U.S. Treasury
   Cash Reserve Fund                       601,322    $    601

Total Investment Companies (Cost $601)                     601

Total Investments (Cost $446,493) (a) -- 99.4%         455,201

Other assets in excess of liabilities -- 0.6%            2,702

NET ASSETS -- 100.0%                                  $457,903



(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                            $9,305
     Unrealized depreciation                              (597)
     Net unrealized appreciation                        $8,708


                      See notes to financial statements.


                                           Statements of Assets and Liabilities
The Victory Portfolios                                           April 30, 2002

(Amounts in Thousands, Except Per Share Amounts)                    (Unaudited)


                                                                                       Intermediate
                                                                                          Income              Fund for
                                                                                           Fund                Income

ASSETS:
Investments, at value (Cost $308,093; $446,493)                                          $309,509             $455,201
Interest and dividends receivable                                                           3,713                2,976
Receivable for capital shares issued                                                           --                   20
Receivable from brokers for investments sold                                                1,798                   --
Receivable from affiliates                                                                      8                    9
Prepaid expenses and other assets                                                              29                  105

         Total Assets                                                                     315,057              458,311

LIABILITIES:
Payable to brokers for investments purchased                                                1,656                   --
Accrued expenses and other payables:
     Investment advisory fees                                                                 150                  183
     Administration fees                                                                        5                   34
     Custodian fees                                                                             8                   13
     Accounting fees                                                                            1                   --
     Transfer agent fees                                                                        5                   15
     Shareholder service fees -- Class A                                                       65                   26
     12b-1 Fees -- Class G                                                                     --                  132
     Other                                                                                     --                    5

         Total Liabilities                                                                  1,890                  408

NET ASSETS:
Capital                                                                                   328,044              466,427
Accumulated net investment losses                                                          (1,181)              (2,414)
Net unrealized appreciation from investments                                                1,416                8,708
Accumulated undistributed net realized losses from investment transactions                (15,112)             (14,818)

         Net Assets                                                                      $313,167             $457,903

Net Assets
     Class A                                                                             $311,689             $202,045
     Class C                                                                                   --                   48
     Class G                                                                                1,478              255,810

         Total                                                                           $313,167             $457,903

Outstanding units of beneficial interest (shares)
     Class A                                                                               32,053               15,337
     Class C                                                                                   --                    4
     Class G                                                                                  153               19,416

         Total                                                                             32,206               34,757

Net asset value
     Redemption price per share -- Class A                                               $   9.72             $  13.17
     Offering price per share -- Class C                                                       --             $  13.17
     Offering price per share -- Class G                                                 $   9.67             $  13.18

Maximum sales charge -- Class A                                                              2.00%                2.00%

Maximum offering price per share (100%/(100%-maximum sales charge)
   of net asset value adjusted to nearest cent) -- Class A                               $   9.92             $  13.44


                      See notes to financial statements.


                                                       Statements of Operations
The Victory Portfolios                  For the Six Months Ended April 30, 2002

(Amounts in Thousands)                                              (Unaudited)


                                                                                        Intermediate
                                                                                           Income              Fund for
                                                                                            Fund                Income

Investment Income:
Interest income                                                                           $ 8,336              $12,772
Dividend income                                                                                --                    8
Income from securities lending                                                                 27                   --

     Total Income                                                                           8,363               12,780

Expenses:
Investment advisory fees                                                                    1,170                1,095
Administration fees                                                                           224                  299
Shareholder service fees -- Class A                                                           387                  230
12b-1 fees Class -- G                                                                           2                  303
Accounting fees                                                                                47                   72
Custodian fees                                                                                 38                   68
Legal and audit fees                                                                           18                   18
Trustees' fees and expenses                                                                     4                    6
Transfer agent fees                                                                            38                  157
Registration and filing fees                                                                   22                   27
Printing fees                                                                                   6                   10
Other                                                                                           9                   13

     Total Expenses                                                                         1,965                2,298

Expenses voluntarily reduced                                                                 (291)                  --

     Expenses before reimbursement from distributor                                         1,674                2,298
     Expenses reimbursed                                                                       (6)                  (3)

     Net Expenses                                                                           1,668                2,295

Net Investment Income                                                                       6,695               10,485

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) on investment transactions                                       (392)                 820
Change in unrealized appreciation/depreciation from investments                            (7,915)              (6,962)

Net realized/unrealized losses from investments                                            (8,307)              (6,142)

Change in net assets resulting from operations                                            $(1,612)             $ 4,343


                      See notes to financial statements.


The Victory Portfolios                      Statements of Changes in Net Assets

(Amounts in Thousands)


                                                                           Intermediate                    Fund for
                                                                           Income Fund                      Income

                                                                       Six                          Six
                                                                      Months         Year          Months            Year
                                                                      Ended          Ended         Ended             Ended
                                                                     April 30,    October 31,     April 30,       October 31,
                                                                       2002         2001<F1>        2002             2001

                                                                    (Unaudited)                  (Unaudited)

From Investment Activities:
Operations:
     Net investment income                                          $  6,695       $ 11,354       $  10,485        $ 19,906
     Net realized gains (losses) from investment activities             (392)         8,007             820            (691)
     Net change in unrealized appreciation/depreciation
       from investments                                               (7,915)         9,065          (6,962)         17,900

Change in net assets resulting from operations                        (1,612)        28,426           4,343          37,115

Distributions to Shareholders:
     From net investment income by class:
         Class A                                                      (7,842)       (11,828)         (5,806)         (9,235)
         Class C                                                          --             --              --<F2>          --
         Class G                                                         (45)           (36)         (7,098)        (10,743)

Change in net assets from distributions to shareholders               (7,887)       (11,864)        (12,904)        (19,978)

Capital Transactions:
     Proceeds from shares issued                                      79,996         82,386         127,868         229,059
     Proceeds from shares issued in connection with merger                --        100,325              --              --
     Dividends reinvested                                              5,098          7,967           9,364          14,979
     Cost of shares redeemed                                         (86,678)       (74,476)       (108,398)        (91,639)

Change in net assets from capital transactions                        (1,584)       116,202          28,834         152,399

Change in net assets                                                 (11,083)       132,764          20,273         169,536

Net Assets:
     Beginning of period                                             324,250        191,486         437,630         268,094

     End of period                                                  $313,167       $324,250       $ 457,903        $437,630

Share Transactions:
     Issued                                                            8,184          8,469           9,713          17,401
     Issued in connection with merger                                     --         10,144              --              --
     Reinvested                                                          524            824             714           1,143
     Redeemed                                                         (8,860)        (7,667)         (8,235)         (6,978)

Change in Shares                                                        (152)        11,770           2,192          11,566


<F1> Effective October 15, 2001, the Victory Investment Quality Fund merged into the Victory Intermediate Income Fund.

<F2> Rounds to less than $1,000.


                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights

For Share Outstanding Throughout Each Period


                                                              Intermediate Income Fund

                                                                   Class A Shares

                                        Six
                                       Months           Year         Year         Year         Year         Year
                                       Ended            Ended        Ended        Ended        Ended        Ended
                                      April 30,      October 31,  October 31,  October 31,  October 31,  October 31,
                                        2002            2001         2000         1999         1998         1997

                                     (Unaudited)

Net Asset Value,
   Beginning of Period                $  10.02        $   9.30     $   9.32     $   9.85     $   9.61     $   9.56

Investment Activities
     Net investment income                0.21            0.53         0.56         0.50         0.53         0.56
     Net realized and unrealized
       gains (losses) on investments     (0.26)           0.74        (0.02)       (0.52)        0.24         0.05

         Total from
           Investment Activities         (0.05)           1.27         0.54        (0.02)        0.77         0.61

Distributions
     Net investment income               (0.25)          (0.55)       (0.56)       (0.50)       (0.53)       (0.56)
     Net realized gains                     --              --           --        (0.01)          --           --

         Total Distributions             (0.25)          (0.55)       (0.56)       (0.51)       (0.53)       (0.56)

Net Asset Value, End of Period        $   9.72        $  10.02     $   9.30     $   9.32     $   9.85     $   9.61

Total Return
(excludes sales charges)                 (0.52)%<F3>     14.07%        6.00%       (0.18)%       8.30%        6.62%

Ratios/Supplementary Data:
Net Assets at end of period (000)     $311,689        $322,312     $190,945     $224,190     $256,267     $248,841
Ratio of expenses to
   average net assets <F5>                1.07%<F4>       0.92%        0.92%        1.00%        0.96%        0.96%
Ratio of net investment income
   to average net assets <F5>             4.29%<F4>       5.44%        5.95%        5.26%        5.48%        5.87%
Ratio of expenses to
   average net assets<F1>                 1.25%<F4>       1.26%        1.27%        1.26%        1.24%        1.09%
Ratio of net investment income
   to average net assets<F1>              4.11%<F4>       5.10%        5.60%        5.00%        5.20%        5.74%
Portfolio turnover <F6>                     69%            278%         278%         303%         318%         195%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized

<F4> Annualized

<F5> On March 1, 2002, the Advisor agreed to waive its management fee and to reimburse expenses, as allowed by law, so that the net operating expenses of Class G Shares of the Fund do not exceed 1.90% until at least Bebruary 28, 2012.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.








                                                   Intermediate Income Fund

                                                        Class G Shares

                                             Six                      December 21,
                                            Months           Year         1999
                                            Ended            Ended       through
                                           April 30,      October 31,  October 31,
                                             2002            2001       2000<F2>

                                         (Unaudited)

Net Asset Value,
   Beginning of Period                     $ 9.97           $ 9.26       $ 9.25

Investment Activities
     Net investment income                   0.24             0.51         0.50
     Net realized and unrealized
       gains (losses) on investments        (0.31)            0.72         0.02

         Total from
           Investment Activities            (0.07)            1.23         0.52

Distributions
     Net investment income                  (0.23)           (0.52)       (0.51)
     Net realized gains                        --               --           --

         Total Distributions                (0.23)           (0.52)       (0.51)

Net Asset Value, End of Period             $ 9.67           $ 9.97       $ 9.26

Total Return (excludes sales charges)       (0.69)%<F3>      13.61%        5.82%<F3>

Ratios/Supplementary Data:
Net Assets at end of period (000)          $1,478           $1,938       $  541
Ratio of expenses to
   average net assets <F5>                   1.39%<F4>        1.36%        1.00%<F4>
Ratio of net investment income
   to average net assets <F5>                4.02%<F4>        4.84%        5.95%<F4>
Ratio of expenses to
   average net assets<F1>                    2.19%<F4>        3.45%        5.06%<F4>
Ratio of net investment income
   to average net assets<F1>                 3.22%<F4>        2.75%        1.89%<F4>
Portfolio turnover <F6>                        69%             278%         278%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized

<F4> Annualized

<F5> On March 1, 2002, the Advisor agreed to waive its management fee and to reimburse expenses, as allowed by law, so that the net operating expenses of Class G Shares of the Fund do not exceed 1.90% until at least Bebruary 28, 2012.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                          Financial Highlights--continued

For a Share Outstanding Throughout Each Period


                                                                             Fund for Income

                                                                      Class A Shares                          Class C Shares

                                                  Six                                            March 26,       March 1,
                                                 Months           Year            Year             1999            2002
                                                 Ended            Ended           Ended             to            through
                                                April 30,      October 31,     October 31,      October 31,      April 30,
                                                  2002            2001            2000         1999<F2><F3>       2002<F3>

                                               (Unaudited)                                                      (Unaudited)

Net Asset Value,
  Beginning of Period                           $  13.44        $  12.77        $  12.79         $ 13.14         $ 13.22

Investment Activities
     Net investment income                          0.32            0.80            0.81            0.46            0.10
     Net realized and unrealized gains
       (losses) on investments                     (0.20)           0.67              --<F4>       (0.36)          (0.03)

         Total from Investment Activities           0.12            1.47            0.81            0.10            0.07

Distributions
     Net investment income                         (0.39)          (0.80)          (0.83)          (0.45)          (0.12)

         Total Distributions                       (0.39)          (0.80)          (0.83)          (0.45)          (0.12)

Net Asset Value, End of Period                  $  13.17        $  13.44        $  12.77         $ 12.79         $ 13.17

Total Return (excludes sales charges)               0.93%<F5>      11.84%           6.67%           0.72%<F5>       0.57%<F5>

Ratios/Supplementary Data:
Net Assets at end of period (000)               $202,045        $194,914        $124,131         $40,270         $    48
Ratio of expenses to
   average net assets <F8>                          0.99%<F6>       0.96%           0.97%           1.00%<F6>       1.70%<F6>
Ratio of net investment income
   to average net assets <F8>                       4.85%<F6>       6.07%           6.48%           6.02%<F6>       4.25%<F6>
Ratio of expenses to
   average net assets<F1>                           0.99%<F6>       1.04%           1.09%           1.22%<F6>      30.55%<F6>
Ratio of net investment income
   to average net assets<F1>                        4.85%<F6>       5.99%           6.36%           5.80%<F6>     (24.60)%<F6>
Portfolio turnover <F7>                               30%             20%             25%             24%             30%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective March 26, 1999, the Gradison Government Income Fund merged into the Victory Fund For Income. Financial highlights prior to March 26, 1999, represent the Gradison Government Income Fund.

<F3> Period from commencement of operations.

<F4> Less than $.01 per share.

<F5> Not annualized.

<F6> Annualized.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F8> Effective March 1, 2002, the Advisor agreed to waive its management fee and to reimburse expenses, as allowed by law, so that the net operating expenses of the Class C Shares of the Fund do not exceed 1.70%, until at least February 28, 2005 and 1.82% until at least February 28, 2012.



                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights

For Share Outstanding Throughout Each Period


                                                                        Fund for Income

                                                                        Class G Shares

                                      Six                                 January 1,
                                     Months        Year         Year         1999         Year          Year          Year
                                     Ended         Ended        Ended         to          Ended         Ended         Ended
                                    April 30,   October 31,  October 31,  October 31,  December 31,  December 31,  December 31,
                                      2002         2001         2000       1999<F2>       1998          1997          1996

                                  (Unaudited)

Net Asset Value,
   Beginning of Period             $  13.44      $  12.77     $  12.78     $  13.32      $  13.14      $  12.88      $  13.21

Investment Activities
     Net investment income             0.31          0.79         0.84         0.66          0.77          0.78          0.78
     Net realized and
       unrealized gains
       (losses) on investments        (0.19)         0.68        (0.01)       (0.54)         0.17          0.26         (0.34)

         Total from
           Investment Activities       0.12          1.47         0.83         0.12          0.94          1.04          0.44

Distributions
     Net investment income            (0.38)        (0.80)       (0.84)       (0.66)        (0.76)        (0.78)        (0.77)

         Total Distributions          (0.38)        (0.80)       (0.84)       (0.66)        (0.76)        (0.78)        (0.77)

Net Asset Value, End of Period     $  13.18      $  13.44     $  12.77     $  12.78      $  13.32      $  13.14      $  12.88

Total Return
  (excludes sales charges)             0.96%<F3>    11.84%        6.74%        0.94%<F3>     7.37%         8.36%         3.51%

Ratios/Supplementary Data:
Net Assets at
  end of period (000)              $255,810      $242,716     $143,963     $192,422      $159,712      $155,072      $162,874
Ratio of expenses to
   average net assets <F6>             1.09%<F4>     0.97%        0.89%        0.88%<F4>     0.89%         0.90%         0.90%
Ratio of net investment income
   to average net assets <F6>          4.74%<F4>     6.05%        6.55%        6.12%<F4>     5.79%         6.04%         6.06%
Ratio of expenses to
   average net assets<F1>              1.09%<F4>     1.07%        1.04%        1.04%<F4>     0.90%         <F5>          <F5>
Ratio of net investment income
   to average net assets<F1>           4.74%<F4>     5.95%        6.40%        5.96%<F4>     5.78%         <F5>          <F5>
Portfolio turnover <F7>                  30%           20%          25%          24%           36%           12%           13%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective March 26, 1999, the Gradison Government Income Fund merged into the Victory Fund For Income. Financial highlights prior to March 26, 1999, represent the Gradison Government Income Fund.

<F3> Not annualized.

<F4> Annualized.

<F5> There were no voluntary fee reductions during the period.

<F6> Effective March 1, 2002, the Advisor agreed to waive its management fee and to reimburse expenses, as allowed by law, so that the net operating expenses of the Class C Shares of the Fund do not exceed 1.70%, until at least February 28, 2005 and 1.82% until at least February 28, 2012.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
National Municipal Bond Fund                                    April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal     Market
Security Description                      Amount       Value

Municipal Bonds (110.6%)

Alabama (5.0%):
Birmingham Jefferson Civic Center
Authority, Series A,
   5.25%, 1/1/04, FSA                       $1,000     $ 1,045
Huntsville Health Care Authority,
   Series A, Revenue,
   2.45%, 6/1/03, MBIA                       1,550       1,552
Mobile School Improvements, GO,
   5.00%, 2/15/04, AMBAC                     1,085       1,133

                                                         3,730

Arizona (23.5%):
Coconino & Yavapai Counties School
   District Number 9, Sedona, GO,
   4.00%, 7/1/04, FSA                        1,325       1,370
Coconino & Yavapai Counties School
   District Number 9, Sedona, GO,
   4.00%, 7/1/05, FSA                          500         517
Coconino & Yavapai Counties School
   District Number 9, Sedona, GO,
   4.00%, 7/1/06, FSA                          400         413
Coconino & Yavapai Counties School
   District Number 9, Sedona, GO,
   4.00%, 7/1/07, FSA                          350         360
Maricopa County School District
   Number 41, Gilbert, GO,
   4.25%, 7/1/10, FSA                        2,000       2,036
Maricopa County School District
   Number 48, Scottsdale, GO,
   4.00%, 7/1/07, FSA                        1,900       1,953
Maricopa County School District
   Number 48, Scottsdale, GO,
   4.25%, 7/1/08, FSA                        1,065       1,101
Maricopa County School District
   Number 68, Alahambra, GO,
   5.00%, 7/1/10, FSA                        1,500       1,605
Maricopa County School District
   Number 69, Paradise Valley, GO,
   4.63%, 7/1/11, FGIC                         570         592
Maricopa County School District
   Number 93, Cave Creek, GO,
   4.00%, 7/1/06, FGIC                       1,000       1,034
Maricopa County School District
   Number 97, Deer Valley, GO,
   4.50%, 7/1/12, FGIC                       1,050       1,073
Maricopa County School District
   Number 98, Fountain Hills
   University, GO,
   5.00%, 7/1/10, FSA                        1,000       1,069
Oro Valley Municipal Property Corp.
   Excise Tax Revenue,
   3.40%, 7/1/02, FGIC                         300         301
University of Arizona,
   Series A, 4.00%, 6/1/06, AMBAC            2,740       2,826

                                        Principal     Market
Security Description                      Amount       Value

University of Arizona,
   Series A, 5.00%, 6/1/20,
   Callable 6/1/12 @ 100, AMBAC             $  500     $   498
Yavapai County Jail District Pledged
   Obligations, Lease Revenue,
   3.00%, 7/1/03, AMBAC                        550         556
Yuma County Elementary School
   District Number 001, GO,
   5.00%, 7/1/12, AMBAC                        175         186

                                                        17,490

California (0.2%):
ABC School District,
   Capital Appreciation,
   Series B, GO,
   0.00%, 8/1/24, FGIC                         500         145

Colorado (2.3%):
Larimer County,
   Sales & Use Tax Revenue,
   4.00%, 12/15/07, MBIA                     1,665       1,712

Connecticut (3.0%):
Stamford, GO,
   4.00%, 7/15/03                            1,000       1,024
Waterbury, Series A, GO,
   5.00%, 4/1/20,
   Callable 4/1/12 @ 100                     1,200       1,199

                                                         2,223

Florida (4.1%):
Hillsborough County School Board,
   Revenue, 4.00%, 10/1/03, AMBAC            1,715       1,760
Hillsborough County Utility,
   Revenue, 4.25%, 8/1/09, AMBAC             1,000       1,022
State Board of Education,
   Florida State University,
   Revenue, 4.75%, 7/1/26, FGIC                250         233

                                                         3,015

Idaho (0.7%):
Boise City, Series A,
   Revenue, 5.38%, 12/1/31, MBIA               500         507

Illinois (8.6%):
Ogle Lee & De Kalb Counties Township
   High School District Number 212, GO,
   5.25%, 12/1/21, MBIA                      1,500       1,507
Regional Transportation Authority,
   Series A, GO,
   5.00%, 7/1/03, MBIA                       2,240       2,314
Rockford School District Number 205, GO,
   5.00%, 2/1/13, FGIC                         450         471
State Educational Facility Authority,
   Robert Morris College,
   Revenue, 5.80%, 6/1/30,
   Callable 12/1/07 @ 100, MBIA              1,000       1,032
State, GO,
   5.00%, 4/1/05, FSA                        1,000       1,057

                                                         6,381

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
National Municipal Bond Fund                                     April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal     Market
Security Description                      Amount       Value

Indiana (9.8%):
Brownsburg 1999 School Building
   Corp. Improvements, GO,
   5.00%, 8/1/16,
   Callable 2/1/12 @ 100, AMBAC             $  765     $   772
Kosciusko County Justice Building Corp.,
   Revenue, 3.00%, 2/1/03, FSA                 290         292
Kosciusko County Justice Building Corp.,
   Revenue, 3.00%, 8/1/03, FSA                 595         601
Kosciusko County Justice Building Corp.,
   Revenue, 3.25%, 8/1/04, FSA                 615         624
Kosciusko County Justice Building Corp.,
   Revenue, 4.10%, 8/1/08, FSA                 300         304
Kosciusko County Justice Building Corp.,
   Revenue, 4.50%, 8/1/10, FSA                 785         802
Kosciusko County Justice Building Corp.,
   Revenue, 4.40%, 2/1/11, FSA                 535         538
Kosciusko County Justice Building Corp.,
   Revenue, 4.40%, 8/1/11, FSA                 320         322
New Albany Floyd County School
   Building Corp.,
   Lease Revenue, 5.13%, 1/15/27,
   Callable 7/15/12 @ 100, FGIC                250         243
Northern Wells Community School
   Building Corp.,
   Revenue, 4.60%, 1/15/11, FGIC               285         292
State, PCS Building Corp.,
   Revenue, 4.00%, 7/5/02, FSA                 765         768
State, PCS Building Corp.,
   Revenue, 4.00%, 1/5/03, FSA                 660         669
State, PCS Building Corp.,
   Revenue, 4.00%, 1/5/04, FSA                 665         681
State, PCS Building Corp.,
   Revenue, 4.00%, 1/5/05, FSA                 390         400

                                                         7,308

Maine (2.1%):
Westbrook, GO,
   5.75%, 10/1/19,
   Callable 10/1/10 @ 101, AMBAC               715         767
Westbrook, GO,
   5.75%, 10/1/20,
   Callable 10/1/10 @ 101, AMBAC               730         779

                                                         1,546

Massachusetts (3.9%):
Pittsfield, GO,
   5.50%, 4/15/15,
   Callable 4/15/12 @ 101, MBIA              2,655       2,874

Michigan (6.0%):
Detroit Water Utility, Series A,
   Revenue, 5.25%, 7/1/33,
   Callable @ 100, 7/1/11, FGIC              1,000         989
Lakeview Public School District, GO,
   4.00%, 5/1/02, (b)                          475         475

                                        Principal     Market
Security Description                      Amount       Value

Municipal Bond Authority,
   6.80%, 11/1/07,
   Callable 11/1/04 @ 102                   $  275     $   304
Wayne County Community College, GO,
   5.00%, 7/1/06, FGIC                       2,500       2,672

                                                         4,440

Missouri (9.6%):
Excelsior Springs School District
   Building Corp.,
   Leasehold Revenue,
   6.50%, 3/1/09,
   Callable 3/1/04 @ 100, FSA                  500         536
Kearney Public Improvements, GO,
   5.50%, 3/1/16, AMBAC                      1,000       1,064
St. Louis Municipal Finance Corp.,
   Lease Revenue, 5.00%, 2/15/19,
   Callable 2/15/12 @ 100, FGIC                250         250
St. Louis Municipal Finance Corp.,
   Series A, Lease Revenue,
   5.00%, 2/15/18,
   Callable 2/15/12 @ 100, FGIC                250         251
State Health & Educational Facilities
   Authority, Cox Health Systems,
   Revenue, 1.70%*, 5/1/02**, MBIA           5,000       5,000

                                                         7,101

New Jersey (1.4%):
University Medicine & Dentistry,
   Series A, Revenue,
   4.50%, 12/1/11, AMBAC                     1,000       1,028

New Mexico (3.9%):
Santa Fe Public Improvements,
   Revenue, 3.00%, 6/1/03, AMBAC             1,800       1,819
State Highway Commission, Series B,
   Revenue, 5.00%, 6/15/04, AMBAC            1,000       1,052

                                                         2,871

New York (1.3%):
State Dormitory Authority,
   University of Rochester,
   Series A, 5.00%, 7/1/23,
   Callable 7/1/08 @ 101, MBIA               1,000         983

North Carolina (1.0%):
East Carolina University, Series A,
   Revenue, 5.25%, 11/1/21, AMBAC              750         762

North Dakota (0.8%):
Grand Forks Hospital Facilities
   Revenue, United Hospital Obligation
   Group Project, 1.66%*, 5/1/02**, LOC
   Lasalle Bank N.A.                           600         600

Ohio (6.9%):
Hamilton County Sewer System
   Improvements, Metropolitan Sewer
   District, Series A, 5.75%, 12/1/25,
   Callable 6/1/10 @ 101, MBIA                 450         475

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
National Municipal Bond Fund                                     April 30, 2002

(Amounts in Thousands, Except Shares)                               (Unaudited)

                                        Principal     Market
Security Description                      Amount       Value

Harrison, GO,
   5.45%, 12/1/10, FGIC                     $  150     $   165
Harrison, GO,
   5.90%, 12/1/18,
   Callable 12/1/10 @ 100, FGIC                250         271
McDonald School District, GO,
   6.00%, 12/1/22,
   Callable 12/1/10 @ 100, AMBAC             1,000       1,096
State Higher Education Capital
   Facilities, Series A, GO,
   5.00%, 2/1/03                               470         481
State Highway Capital Improvements,
   Series F, GO,
   5.25%, 5/1/11                             1,000       1,085
State Special Obligation, Elementary
   and Secondary School Facilities,
   Series A, 5.80%, 6/1/03, AMBAC              500         520
University of Cincinnati, Series A,
   Revenue, 5.50%, 6/1/05, FGIC              1,000       1,074

                                                         5,167
Oklahoma (0.6%):
Tulsa County Independent School
   District Number 9, GO,
   4.00%, 5/1/07, FGIC                         450         461

Pennsylvania (0.7%):
Erie School District, GO,
   5.80%, 9/1/29,
   Callable 9/1/10 @100, AMBAC                 250         281
Mountaintop Area Joint Sanitation
   Authority, 5.65%, 12/15/30,
   Callable 12/15/10 @ 100, MBIA               250         258

                                                           539
South Carolina (6.2%):
Anderson County Water Systems,
   Revenue, 4.00%, 7/15/06, FSA              1,055       1,089
Anderson County Water Systems,
   Revenue, 4.00%, 7/15/07, FSA              1,040       1,067
Anderson County Water Systems,
   Revenue, 5.00%, 7/15/32,
   Callable 7/15/12 @ 100, FSA               2,025       1,936
University of South Carolina,
   Series A, 5.75%, 6/1/30,
   Callable 6/1/20 @ 100, FGIC                 500         522

                                                         4,614
Tennessee (0.7%):
Washington County
   Capital Outlay Notes, GO,
   4.00%, 2/1/03, FGIC                         500         507

                                         Shares or
                                        Principal     Market
Security Description                      Amount       Value

Texas (6.4%):
Austin, Public Improvements, GO,
   5.25%, 9/1/18,
   Callable 9/1/10 @ 100, FGIC              $  750     $   764
Harris County,
   Revenue, 4.65%, 8/15/03, AMBAC            3,905       4,030

                                                         4,794

Utah (0.3%):
Sandy, Suburban Improvements, GO,
   4.00%, 5/1/05, AMBAC                        250         257

Washington (1.6%):
Whitman County School District
   Number 267, Pullman, GO,
   5.63%, 12/1/17,
   Callable 6/1/12 @ 100, FSA                1,115       1,184

Total Municipal Bonds (Cost $80,752)                    82,239

Investment Companies (4.8%)

Blackrock Municipal Money Market --
   Institutional Class                       2,966       2,966
Merrill Lynch Institutional Tax
   Exempt Fund                                 590         590

Total Investment Companies (Cost $3,556)                 3,556

Total Investments (Cost $84,308) (a) -- 115.4%          85,795

Liabilities in excess of other assets -- (15.4)%       (11,443)

NET ASSETS -- 100.0%                                   $74,352


(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                            $1,505
    Unrealized depreciation                               (18)

    Net unrealized appreciation                        $1,487

AMBAC -- AMBAC Indemnity Corp.

FGIC -- Insured by Financial Guaranty Insurance Co.

FSA -- Insured by Financial Security Assurance

GO -- General Obligation

LOC -- Letter of Credit

MBIA -- Insured by Municipal Bond Insurance Assoc.

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
New York Municipal Bond Fund                                     April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal     Market
Security Description                      Amount       Value

New York Municipal Bonds (97.3%)

Albany Municipal Water Finance Authority,
   Water & Sewer System Revenue,
   0.00%, 12/1/18, FGIC                   $  1,000     $   437
Albany Municipal Water Finance Authority,
   Water & Sewer System Revenue,
   0.00%, 12/1/19, FGIC                      1,000         411
Albany Municipal Water Finance Authority,
   Water & Sewer System Revenue,
   0.00%, 12/1/21, FGIC                      1,000         363
Amherst Industrial Development Agency,
   UBF Student Housing Creekside
   Project, Series A, 5.00%, 8/1/32,
   Callable 8/1/12 @ 101, AMBAC              1,000         959
Brockport Central School District, GO,
   5.75%, 6/15/16, FGIC                        710         793
Catskill New York Central School District,
   5.13%, 6/15/16,
   Callable 6/15/09 @ 101, FGIC                300         309
Clifton Park Water System,
   5.00%, 10/1/19,
   Callable 10/1/09 @ 101, FGIC                310         311
Clifton Park Water System,
   5.00%, 10/1/29,
   Callable 10/1/09 @ 101, FGIC                630         608
Dutchess County, Water & Wastewater
   Authority, 5.00%, 10/1/21,
   Callable 10/1/11 @ 100, MBIA                535         526
Long Island Power Authority,
   Series A, 5.00%, 9/1/27,
   Callable 9/1/11 @ 100, FSA                  500         485
Longwood New York Central School
   District, 4.75%, 6/15/21,
   Callable 6/15/12 @ 101, MBIA                750         723
Mahopac New York Central School District,
   Series C, 5.38%, 6/1/19,
   Callable 6/1/10 @ 101, FSA                  560         584
Metropolitan Transportation Authority,
   Transportation Facilities,
   Series I, 7.00%, 7/1/09, AMBAC              250         301
Monroe County Industrial Development
   Agency, Civic Facilities Revenue,
   Nazareth College of Rochester Project,
   5.00%, 10/1/31,
   Callable 10/1/11 @ 101, MBIA                750         716
Nassau County Industrial Development
   Agency, Civic Facilities Revenue,
   5.00%, 7/1/23,
   Callable 7/1/08 @ 102, MBIA                 150         147
New York City Industrial Development
   Agency, Civic Facilities,
   USTA National Tennis Center Project,
   6.38%, 11/15/14,
   Callable 11/15/04 @ 102, FSA                200         220

                                        Principal     Market
Security Description                      Amount       Value

New York City Municipal Water
   Finance Authority,
   Water & Sewer System Revenue,
   0.00%, 6/15/19, MBIA                   $  3,000     $ 1,255
New York City Transitional Finance
   Authority Revenue,
   Series C, 5.00%, 5/1/29,
   Callable 5/1/09 @ 101, MBIA                 500         483
New York City, GO,
   1.55%*, 5/1/02**,
   LOC Morgan Guaranty Trust                   500         500
New York City, Series B, GO,
   7.00%, 10/1/18,
   Callable 10/1/02 @ 100, FSA                 300         306
New York City, Series C, GO,
   7.00%, 2/1/12,
   Callable 8/1/02 @ 100, FGIC                  60          61
North Hempstead,
   4.75%, 1/15/23,
   Callable 1/15/08 @ 101, FGIC                750         710
Rome New York City School District, GO,
   5.50%, 6/15/18,
   Callable 6/15/09 @ 101, FSA                 335         351
Southwestern New York Central School
   District, 5.00%, 6/15/21,
   Callable 6/15/10 @ 101, FSA                 500         501
State Dormitory Authority,
   0.00%, 7/1/18, MBIA                       1,010         445
State Dormitory Authority Lease Revenue,
   Municipal Health Facilities
   Improvements, 4.75%, 5/15/24,
   Callable 5/15/08 @ 101, MBIA                300         279
State Dormitory Authority Revenue,
   Canisius College, 5.25%, 7/1/30,
   Callable 7/1/11 @ 101, MBIA                 750         750
State Dormitory Authority Revenue,
   Hamilton College, 5.00%, 7/1/28,
   Callable 7/1/09 @ 101, MBIA                 500         484
State Dormitory Authority Revenue,
   Mental Health Service Facilities,
   Series C, 4.75%, 8/15/19,
   Callable 2/15/09 @ 101, MBIA                250         239
State Dormitory Authority Revenue,
   State University Educational Facilities,
   Series A, 4.75%, 5/15/25,
   Callable 5/15/08 @ 100                      750         701
State Dormitory Authority,
   City University, Series 2, 6.75%, 7/1/24,
   Prerefunded 7/1/04 @ 102, MBIA              700         780
State Dormitory Authority,
   Yeshiva University, 5.00%, 7/1/26,
   Callable 7/1/11 @ 100, AMBAC                500         488
State Local Government Assistance,
   Series B, 4.88%, 4/1/20,
   Callable 4/1/08 @ 101, MBIA                 500         488

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
New York Municipal Bond Fund                                     April 30, 2002

(Amounts in Thousands, Except Shares)                               (Unaudited)

                                         Shares or
                                        Principal     Market
Security Description                      Amount       Value

State Tollway Authority,
   Series C, 6.00%, 1/1/25,
   Prerefunded 1/1/05 @ 102, FGIC         $    550     $   609
State Urban Development Revenue,
   Correctional Facilities, 5.13%, 1/1/25,
   Callable 1/1/11 @ 100                       605         601
Webster New York Central School District,
   5.13%, 6/15/16,
   Callable 6/15/09 @ 101, FGIC                300         310
William Floyd School District,
   Series B, GO, 5.00%, 6/15/24,
   Callable 6/15/12 @ 101, MBIA              1,000         989
Yonkers New York,
   5.25%, 10/1/19,
   Callable 10/1/10 @ 101, FGIC                500         510

Total New York Municipal Bonds (Cost $19,058)           19,733

Investment Companies (1.4%)

Blackrock Institutional Municipal Fund     275,992         276

Total Investment Companies (Cost $276)                     276

Total Investments (Cost $19,334) (a) -- 98.7%           20,009

Other assets in excess of liabilities -- 1.3%              268

NET ASSETS -- 100.0%                                   $20,277

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                               $757
    Unrealized depreciation                                (82)

    Net unrealized appreciation                           $675

 * Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect April 30, 2002.

**  The date reflects the next rate change date.

AMBAC -- AMBAC Indemnity Corp.

FGIC -- Insured by Financial Guaranty Insurance Co.

FSA -- Insured by Financial Security Assurance

GO -- General Obligation

MBIA -- Insured by Municipal Bond Insurance Assoc.


                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
Ohio Municipal Bond Fund                                         April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal     Market
Security Description                      Amount       Value

Ohio Municipal Bonds (106.4%)

General Obligations (69.3%):
Business & Public Services (0.1%):
Mount Vernon Knox County
   Public Library District,
   5.15%, 12/1/09                         $    220    $    238

County, City & Special District (7.6%):
Bath Township Capital Appreciation,
   Real Estate Acquisition,
   0.00%, 12/1/08, AMBAC                       205         157
Butler County,
   5.60%, 12/1/09,
   Callable 12/1/06 @ 101, AMBAC               180         194
Columbus,
   5.25%, 1/1/11                             1,000       1,082
Columbus,
   Series 1, 1.60%*, 5/2/02**                5,000       4,999
Crawford County Capital Appreciation,
   0.00%, 12/1/10, AMBAC                       300         206
Crawford County Capital Appreciation,
   0.00%, 12/1/13, AMBAC                       500         288
Erie County,
   5.50%, 10/1/20,
   Callable 10/1/10 @ 100, FGIC                250         259
Madison County,
   7.00%, 12/1/19,
   Prerefunded 12/1/04 @ 102, AMBAC            600         679
Maple Heights Capital Appreciation,
   0.00%, 12/1/08, FSA                         505         386
Maple Heights Capital Appreciation,
   0.00%, 12/1/10, FSA                         310         213
Monroe Falls,
   Series A, 6.95%, 12/1/14,
   Callable 12/1/04 @ 101, AMBAC             1,000       1,122
Newark Capital Appreciation,
   0.00%, 12/1/16, FGIC                      1,490         710
Summit County,
   Series A, 6.90%, 8/1/12,
   Prerefunded 8/1/03 @ 100, AMBAC             230         244
Summit County,
   Series R, 3.00%, 12/1/02, FGIC              800         805
Summit County,
   Series R, 5.50%, 12/1/13, FGIC              250         276
Summit County,
   Series R, 5.50%, 12/1/16, FGIC              535         582
Summit County,
   Series R, 5.50%, 12/1/17, FGIC              930       1,006
Summit County,
   Series R, 5.50%, 12/1/18, FGIC            1,095       1,182
Warren County Special Assessment,
   6.55%, 12/1/14                              725         843

                                                        15,233

                                        Principal     Market
Security Description                      Amount       Value

Education (52.3%):
Alliance City School District,
   0.00%, 12/1/08, AMBAC                  $    380    $    289
Alliance City School District,
   0.00%, 12/1/09, AMBAC                       385         277
Alliance City School District,
   0.00%, 12/1/10, AMBAC                       395         270
Alliance City School District,
   0.00%, 12/1/11, AMBAC                       405         261
Anthony Wayne Local School District,
   5.75%, 12/1/30,
   Callable 12/1/10 @ 101, FSA               2,215       2,332
Avon Local School District,
   5.50%, 12/1/04, AMBAC                       465         500
Avon Local School District,
   5.55%, 12/1/05, AMBAC                       250         272
Barnesville Village School District,
   District Credit Program,
   5.75%, 12/1/22,
   Callable 12/1/10 @ 101                      500         529
Batavia Local School District,
   7.00%, 12/1/14,
   Prerefunded 12/1/05 @ 102, MBIA           1,500       1,739
Big Walnut Local School District,
   Capital Appreciation,
   0.00%, 12/1/09, AMBAC                       250         181
Brecksville-Broadview Heights City
   School District, 6.50%, 12/1/16,
   Callable 12/1/06 @ 102, FGIC              1,000       1,134
Brunswick City School District
   Improvements, 6.00%, 12/1/26,
   Callable 12/1/09 @ 101, FGIC                500         538
Dublin City School District,
   Capital Appreciation,
   0.00%, 12/1/09, MBIA                      1,000         725
East Holmes Local School District,
   6.13%, 12/1/20,
   Callable 12/1/10 @ 102, FGIC                500         554
Edgewood City School District,
   Capital Appreciation,
   Series A, 0.00%, 12/1/13, MBIA            1,625         938
Edgewood City School District,
   Capital Appreciation,
   Series A, 0.00%, 12/1/15, MBIA            1,610         820
Fairfield City School District,
   7.45%, 12/1/14, FGIC                      1,000       1,259
Fostoria City School District,
   Capital Appreciation,
   0.00%, 12/1/10, MBIA                        375         258
Franklin City School District,
   Capital Appreciation,
   0.00%, 12/1/12, AMBAC                       280         172
Franklin City School District,
   Capital Appreciation,
   0.00%, 12/1/13, AMBAC                       280         162

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Ohio Municipal Bond Fund                                         April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal     Market
Security Description                      Amount       Value

Franklin City School District,
   Capital Appreciation,
   0.00%, 12/1/14, AMBAC                  $    280    $    153
Graham Local School District,
   Capital Appreciation,
   0.00%, 12/1/11, MBIA                        200         130
Graham Local School District,
   Capital Appreciation,
   0.00%, 12/1/12, MBIA                        200         123
Grandview Heights City School District,
   3.00%, 12/1/02, FSA                         485         489
Grandview Heights City School District,
   0.00%, 12/1/12, FSA                         600         367
Grandview Heights City School District,
   0.00%, 12/1/13, FSA                         570         328
Grandview Heights City School District,
   0.00%, 12/1/14, FSA                         540         293
Hamilton City School
   District Improvements,
   Series A, 5.38%, 12/1/16,
   Callable 12/1/11 @ 100, FGIC              1,200       1,263
Hamilton City School
   District Improvements,
   Series A, 6.15%, 12/1/16,
   State Aid Withholding                       600         692
Hamilton Local School District,
   Facilities Construction
   & Improvements,
   5.00%, 12/1/28,
   Callable 12/1/11 @ 100, FGIC              1,500       1,451
Hilliard School District,
   0.00%, 12/1/16, FGIC                      3,720       1,772
Hilliard School District,
   0.00%, 12/1/17, FGIC                      3,720       1,664
Indian Lake Local School District,
   Capital Appreciation,
   0.00%, 12/1/11, AMBAC                       250         163
Indian Lake Local School District,
   Capital Appreciation,
   0.00%, 12/1/12, AMBAC                       250         154
Indian Lake Local School District,
   Capital Appreciation,
   0.00%, 12/1/13, AMBAC                       250         145
Indian Lake Local School District,
   Capital Appreciation,
   0.00%, 12/1/14, AMBAC                       250         136
Indian Lake Local School District,
   Capital Appreciation,
   7.00%, 12/1/14,
   Callable 12/1/05 @ 102, AMBAC             2,500       2,841
Indian Lake Local School District,
   Capital Appreciation,
   0.00%, 12/1/15, AMBAC                       250         128
Indian Lake Local School District,
   Capital Appreciation,
   0.00%, 12/1/16, AMBAC                       250         120

                                        Principal     Market
Security Description                      Amount       Value

Jackson Local School District,
   5.63%, 12/1/25,
   Callable 12/1/10 @ 100, FSA            $  1,500    $  1,557
Lake Local School District,
   Wood County,
   4.60%, 12/1/11, MBIA                        450         466
Lake Local School District,
   Wood County,
   5.30%, 12/1/21,
   Callable 12/1/11 @ 101, MBIA              1,575       1,605
Lake Local School District,
   Wood County,
   5.38%, 12/1/25,
   Callable 12/1/11 @ 101, MBIA              1,900       1,933
Lakeview Local School District,
   6.95%, 12/1/19,
   Prerefunded 12/1/04 @ 102, AMBAC          1,250       1,414
Lakota Local School District,
   Capital Appreciation,
   0.00%, 12/1/08, FGIC                        320         246
Liberty Benton Local School District,
   Capital Appreciation,
   0.00%, 12/1/15, AMBAC                       570         291
Liberty Benton Local School District,
   Capital Appreciation,
   0.00%, 12/1/16, AMBAC                       285         137
Lima City School District,
   5.20%, 12/1/06, AMBAC                       255         276
Lima City School District,
   5.00%, 12/1/07, AMBAC                       405         435
Lima City School District,
   5.00%, 12/1/08, AMBAC                       400         429
Lima City School District,
   0.00%, 12/1/10, AMBAC                       305         208
Lima City School District,
   0.00%, 12/1/11, AMBAC                       305         196
Lima City School District,
   0.00%, 12/1/12, AMBAC                       520         316
Lima City School District,
   0.00%, 12/1/12, AMBAC                       305         184
Lima City School District,
   0.00%, 12/1/13, AMBAC                       520         297
Lima City School District,
   0.00%, 12/1/14, AMBAC                       520         280
Lima City School District,
   6.00%, 12/1/22,
   Callable 12/1/10 @ 102, AMBAC             2,000       2,192
London City School District,
   2.20%, 12/1/02, FGIC                        200         200
London City School District,
   2.35%, 12/1/03, FGIC                        250         251
Marion Local School District,
   5.75%, 12/1/22,
   Callable 12/1/10 @ 101, MBIA                230         244
Marysville Exempt Village School District,
   0.00%, 12/1/13, AMBAC                       555         320

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Ohio Municipal Bond Fund                                         April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal     Market
Security Description                      Amount       Value

Marysville Exempt Village School District,
   0.00%, 12/1/16, MBIA                   $    500    $    249
Marysville Exempt Village School District,
   0.00%, 12/1/17, AMBAC                       955         427
Marysville Exempt Village School District,
   5.25%, 12/1/18,
   Callable 12/1/12 @ 100, MBIA                605         623
Marysville Exempt Village School District,
   0.00%, 12/1/22, MBIA                      1,000         323
Marysville Exempt Village School District,
   6.00%, 12/1/24,
   Callable 12/1/10 @ 101, AMBAC               725         834
Morgan Local School District,
   Capital Appreciation,
   0.00%, 12/1/13, FSA                         200         116
Morgan Local School District,
   Capital Appreciation,
   0.00%, 12/1/15, FSA                         220         112
Mount Vernon City School District,
   7.50%, 12/1/14,
   Callable 12/1/04 @ 101, FGIC                500         560
New Miami Local School District,
   0.00%, 12/1/11, FSA                         115          75
New Miami Local School District,
   0.00%, 12/1/12, FSA                         120          74
New Miami Local School District,
   0.00%, 12/1/13, FSA                         120          70
New Miami Local School District,
   0.00%, 12/1/14, FSA                         120          65
Newcomerstown Exempt Village
   School Facilities, 6.25%, 12/1/23,
   Callable 12/1/10 @ 102, MBIA                900       1,002
Nordonia Hills Local School District,
   5.40%, 12/1/20,
   Callable 12/1/10 @ 101, AMBAC             1,500       1,544
Nordonia Hills Local School District,
   5.45%, 12/1/25,
   Callable 12/1/10 @ 101, AMBAC             1,500       1,539
Northwest Local School District,
   Capital Appreciation,
   0.00%, 12/1/13, AMBAC                       280         162
Northwest Local School District,
   Capital Appreciation,
   0.00%, 12/1/14, AMBAC                       280         153
Olentangy Local School District,
   Series A, 6.25%, 12/1/14,
   Prerefunded 12/1/04 @ 102                   500         556
Olentangy Local School District,
   Series A, 5.63%, 12/1/27,
   Callable 12/1/10 @ 100, FSA               2,000       2,072
Pickerington Local School District,
   0.00%, 12/1/15, FGIC                      1,000         506
Pickerington Local School District,
   Capital Appreciation,
   0.00%, 12/1/12, AMBAC                       870         531
Ridgemont Local School District,
   Capital Appreciation,
   0.00%, 12/1/10, AMBAC                       185         127

                                        Principal     Market
Security Description                      Amount       Value

Ridgemont Local School District,
   Capital Appreciation,
   0.00%, 12/1/11, AMBAC                  $    185    $    120
Ridgemont Local School District,
   Capital Appreciation,
   0.00%, 12/1/12, AMBAC                       185         114
Ridgemont Local School District,
   Capital Appreciation,
   0.00%, 12/1/13, AMBAC                       185         107
Ridgemont Local School District,
   Capital Appreciation,
   0.00%, 12/1/14, AMBAC                       185         101
Riverside Local School District,
   Capital Appreciation,
   0.00%, 12/1/11, MBIA                        145          93
Riverside Local School District,
   Capital Appreciation,
   0.00%, 12/1/12, MBIA                        145          87
Sidney City School District,
   4.70%, 12/1/11, FGIC                        200         209
South-Western City School District,
   4.75%, 12/1/26,
   Callable 12/1/09 @ 100, AMBAC             5,000       4,650
Springfield City School District,
   Capital Appreciation,
   0.00%, 12/1/11, AMBAC                     1,715       1,111
Springfield City School District,
   Capital Appreciation,
   4.50%, 12/1/11, FGIC                        500         514
Springfield City School District,
   Capital Appreciation,
   0.00%, 12/1/12, MBIA                        340         209
Springfield City School District,
   Capital Appreciation,
   0.00%, 12/1/14, FGIC                      1,800         978
Springfield City School District,
   Capital Appreciation,
   5.00%, 12/1/17,
   Callable 12/1/11 @ 102, FGIC                500         507
State Community Schools,
   Capital Facilities Improvements,
   Series A, 4.75%, 6/15/19,
   Callable 6/15/10 @ 100                    2,750       2,681
State Community Schools,
   Capital Facilities Improvements,
   Series B, 5.00%, 9/15/20,
   Callable 9/15/11 @ 100                    1,800       1,793
State Higher Education, Capital Facility,
   Series A, 4.00%, 2/1/04                     260         267
State Higher Education, Capital Facility,
   Series A, 5.25%, 2/1/09                     230         249
State Higher Education,
   Series A, 3.50%, 8/1/03                   3,000       3,054
State Higher Education,
   Series A, 3.00%, 8/1/05                   1,215       1,217
State Higher Education,
   Series A, 4.25%, 8/1/06                   3,155       3,286

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Ohio Municipal Bond Fund                                         April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal     Market
Security Description                      Amount       Value

State Higher Education,
   Series A, 4.25%, 8/1/07                $  2,250    $  2,333
State Higher Education,
   Series A, 5.38%, 8/1/15                   5,585       5,948
State Higher Education,
   Series A, 5.38%, 8/1/17                   8,900       9,321
State Higher Education,
   Series B, 4.00%, 11/1/05                  1,000       1,035
State Higher Education,
   Series B, 4.25%, 11/1/11                  3,900       3,936
Steubenville City School District,
   Capital Appreciation,
   0.00%, 12/1/11, MBIA                        170         110
Steubenville City School District,
   Capital Appreciation,
   0.00%, 12/1/12, MBIA                        170         104
Steubenville City School District,
   Capital Appreciation,
   0.00%, 12/1/13, MBIA                        170          98
Steubenville City School District,
   Capital Appreciation,
   0.00%, 12/1/14, MBIA                        170          92
Sycamore Community School District
   Improvements, Capital Appreciation,
   0.00%, 12/1/07                              360         290
Wadsworth City School District,
   Capital Appreciation,
   0.00%, 12/1/08, FGIC                        555         426
Wadsworth City School District,
   Capital Appreciation,
   0.00%, 12/1/10, FGIC                        105          72
Wadsworth City School District,
   Capital Appreciation,
   0.00%, 12/1/11, FGIC                        105          68
Wadsworth City School District,
   Capital Appreciation,
   0.00%, 12/1/11, FGIC                        555         360
Worthington City School District,
   5.90%, 6/1/07, FGIC                       1,000       1,112
Worthington City School District,
   5.90%, 12/1/08, FGIC                      1,945       2,192
Worthington City School District,
   6.00%, 12/1/10, FGIC                      2,175       2,482
Worthington City School District,
   6.00%, 12/1/11, FGIC                      2,255       2,582

                                                       104,727
Housing (0.7%):
Cincinnati, 6.30%, 12/1/15,
   Callable 6/1/05 @ 101, AMT                1,250       1,316

Public Facilities (Convention, Sport,
   Public Buildings) (1.2%):
Athens Recreation Facilities,
   4.75%, 12/1/08, FGIC                        200         212
Lorain County Justice Center,
   3.00%, 12/1/03, FGIC                        200         203

                                        Principal     Market
Security Description                      Amount       Value

Lorain County Justice Center,
   3.05%, 12/1/05, FGIC                   $    155    $    155
Lorain County Justice Center,
   3.30%, 12/1/06, FGIC                        180         180
Lorain County Justice Center,
   4.00%, 12/1/09, FGIC                        250         252
Lorain County Justice Center,
   4.13%, 12/1/10, FGIC                        300         302
Lorain County Justice Center,
   4.20%, 12/1/11, FGIC                        385         386
Lorain County Justice Center,
   4.25%, 12/1/12, FGIC                        250         250
Lorain County Justice Center,
   4.25%, 12/1/13, FGIC                        475         466

                                                         2,406
Public Improvements (3.7%):
Akron,
   5.50%, 12/1/21,
   Callable 12/1/10 @ 101                      510         527
Cincinnati,
   5.00%, 12/1/09                            2,455       2,639
Cincinnati,
   5.00%, 12/1/10                            2,955       3,167
Columbus,
   Series 1, 5.50%, 11/15/08                 1,000       1,106

                                                         7,439
Transportation (1.8%):
State Highway Capital Improvements,
   Series E, 5.25%, 5/1/04                   1,750       1,846
State Highway Capital Improvements,
   Series F, 5.25%, 5/1/10                     500         543
State Infrastructure Improvement,
   5.25%, 2/1/03                             1,250       1,281

                                                         3,670
Utilities (Sewers, Telephone,
   Electric) (1.9%):
Avon Route 83 Sewer Improvements,
   6.50%, 12/1/15                              335         395
Canton, Waterworks System,
   5.75%, 12/1/10,
   Callable 12/1/05 @ 102, AMBAC               500         549
Huron County, Landfill Issue II,
   5.40%, 12/1/07, MBIA                        285         312
Huron County, Landfill Issue II,
   5.60%, 12/1/09,
   Callable 12/1/07 @ 102, MBIA                320         353
Toledo, Sewer Improvements,
   6.10%, 12/1/14,
   Callable 12/1/04 @ 102, AMBAC             1,000       1,084
Toledo, Street Improvements,
   5.00%, 12/1/16,
   Callable 12/1/11 @ 100, MBIA              1,050       1,068

                                                         3,761

Total General Obligations                              138,790


                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Ohio Municipal Bond Fund                                         April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal     Market
Security Description                      Amount       Value

Revenue Bonds (37.1%):
Education (10.1%):
Bowling Green State University
   General Receipts,
   5.00%, 6/1/03, FGIC                    $  1,000    $  1,032
Bowling Green State University
   General Receipts,
   4.80%, 6/1/10, FGIC                       1,000       1,053
State Building Authority,
   5.00%, 6/1/08                             1,000       1,070
State Higher Education Capital Facilities,
   Series II-A, 5.25%. 12/1/06               1,400       1,519
State Higher Education Capital Facilities,
   Series II-A, 5.50%, 12/1/08               5,000       5,515
State Higher Education Facility Revenue,
   5.13%, 11/1/21,
   Callable 11/1/11 @ 101                    2,000       2,000
State Higher Education Facility Revenue,
   Denison University Project,
   4.25%, 11/1/02                              335         339
State Higher Education Facility Revenue,
   Denison University Project,
   4.75%, 11/1/05                            1,285       1,360
State Higher Education Facility Revenue,
   Ohio Northern University,
   5.00%, 5/1/22,
   Callable 5/1/12 @ 100                     1,000         967
State Higher Education Facility Revenue,
   Xavier University, 6.00%, 5/15/08,
   Callable 5/15/07 @ 102, MBIA                500         560
State Public Facility Commission,
   Higher Educational Facilities Revenue,
   Series II-A, 4.50%, 12/1/03                 500         518
State Special Obligation, Elementary
   & Secondary Education Facilities,
   Series A, 5.00%, 6/1/07, AMBAC            1,100       1,178
State Special Obligation, Elementary
   & Secondary Education Facilities,
   Series B, 5.00%, 12/1/06, FSA             1,550       1,665
State University General Receipts,
   Series A, 5.75%, 12/1/24,
   Callable 12/1/09 @ 101                    1,250       1,319

                                                        20,095
Hospitals, Nursing Homes
   & Health Care (1.5%):
Cuyahoga County Hospital,
   Fairview General Hospital Project,
   6.25%, 8/15/10,
   Callable 2/15/03 @ 102                      500         522
Lake County Hospital,
   Improvement Facilities,
   6.38%, 8/15/03, AMBAC                       600         619
Lucas County Hospital Revenue,
   5.75%, 11/15/14,
   Prerefunded 11/15/06 @ 102, MBIA          1,785       1,913

                                                         3,054

                                        Principal     Market
Security Description                      Amount       Value

Housing (3.5%):
Capital Corp. for Housing Management,
   Springhill Homes,
   Series C, 6.50%, 7/1/24,
   Callable 1/1/03 @ 103, MBIA            $    920    $    950
Cuyahoga County Multifamily,
   Water Street Assoc.,
   5.60%, 6/20/08, GNMA AMT                    370         386
Greater Cincinnati Elderly Housing
   Finance Corp., Walnut Towers,
   Series A, 6.90%, 8/1/25,
   Callable 8/1/04 @ 102, FHA                2,020       2,132
Housing Finance Agency, Residential,
   Series A-1, 5.70%, 9/1/09,
   GNMA AMT                                    960       1,020
Housing Finance Agency, Residential,
   Series A-1, 6.35%, 9/1/31,
   Callable 9/1/09 @ 100, GNMA AMT           1,465       1,531
Ohio Capital Corp. for Housing
   Management, Bucyrus Estate,
   Series 0, 5.75%, 7/1/06,
   Callable 7/1/05 @ 102, MBIA                  10          10
Ohio Capital Corp. for Housing
   Management, Kent Gardens,
   Series LL, 6.35%, 7/1/15,
   Callable 1/1/03 @ 101, MBIA               1,000       1,017

                                                         7,046
Public Facilities (Convention, Sport,
   Public Buildings) (1.3%):
Crawford County Correctional Facilities,
   6.75%, 12/1/19,
   Prerefunded 12/1/04 @ 102, AMBAC          1,385       1,561
State Building Authority,
   Adult Correctional Facilities,
   Series A, 6.13%, 10/1/12,
   Prerefunded 10/1/03 @ 102                 1,000       1,074

                                                         2,635
Public Improvements (1.8%):
Franklin County Development,
   American Chemical Society Project,
   4.50%, 10/1/02                            1,300       1,314
Franklin County Development,
   American Chemical Society Project,
   5.00%, 10/1/06                            1,350       1,422
State Economic Development,
   ABS Industries Inc. Project,
   6.00%, 6/1/04, AMT                          260         270
Twinsburg,
   5.50%, 12/1/21,
   Callable 12/1/11 @ 100, FGIC                600         644

                                                         3,650

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Ohio Municipal Bond Fund                                         April 30, 2002

(Amounts in Thousands, Except Shares)                               (Unaudited)

                                        Principal     Market
Security Description                      Amount       Value

Transportation (7.9%):
State Infrastructure Revenue,
   5.00%, 12/15/02                        $  5,000    $  5,098
State Infrastructure Revenue,
   5.00%, 12/15/07                           1,175       1,264
State Turnpike Commission,
   Series A, 5.50%, 2/15/26,
   Prerefunded 2/15/06 @ 102, MBIA           5,500       6,061
State Turnpike Commission,
   Series B, 4.75%, 2/15/28,
   Callable 8/15/08 @ 101, FGIC              3,500       3,244

                                                        15,667
Utilities (Sewers, Telephone,
   Electric) (7.7%):
Akron Sewer System Revenue,
   4.95%, 12/1/10, AMBAC                       300         317
Cleveland Public Power Systems,
   Series A, 7.00%, 11/15/16,
   Prerefunded 11/15/04 @ 102, MBIA            410         463
Cleveland Public Power Systems,
   Series A, 7.00%, 11/15/16,
   Prerefunded 11/15/04 @ 102, MBIA            340         384
Cleveland Public Power Systems,
   Series A, 7.00%, 11/15/24,
   Prerefunded 11/15/04 @ 102, MBIA          1,985       2,242
Cuyahoga County Utility System,
   Medical Center Co. Project,
   Series B, 5.85%, 8/15/10,
   Callable 8/15/05 @ 102, MBIA AMT          1,500       1,590
Hamilton County Sewer System Revenue,
   Series A, 4.75%, 12/1/26,
   Callable 12/1/11 @ 100, MBIA              5,800       5,391
Hamilton County Sewer Systems Revenue,
   Series A, 6.00%, 12/1/05, FGIC            1,080       1,189
Municipal Electric Generation Agency,
   0.00%, 2/15/29, AMBAC                     2,500         560
State Water Development Authority,
   Dayton Power & Light,
   Series A, 6.40%, 8/15/27,
   Callable 8/15/02 @ 102                    3,250       3,315

                                                        15,451
Utilities -- Water (3.3%):
Akron Waterworks Revenue,
   5.63%, 12/1/20,
   Callable 6/1/10 @ 100, AMBAC              1,250       1,306
Avon Lake Water System Revenue,
   Series A, 5.50%, 10/1/17,
   Callable 10/1/10 @ 100, AMBAC               420         441
Avon Lake Water System Revenue,
   Series A, 5.50%, 10/1/18,
   Callable 10/1/10 @ 100, AMBAC               445         465
Cleveland Waterworks,
   5.75%, 1/1/21,
   Prerefunded 1/1/06 @ 102, MBIA              940       1,042

                                         Shares or
                                        Principal     Market
Security Description                      Amount       Value

Cleveland Waterworks,
   Series J, 5.00%, 1/1/04                $  1,000    $  1,041
Huber Heights Water Systems,
   Capital Appreciation,
   0.00%, 12/1/24, MBIA                      1,000         287
Huber Heights Water Systems,
   Capital Appreciation,
   0.00%, 12/1/25, MBIA                      1,000         271
State Water Development Authority
   Revenue, Mead Corp.,
   1.57%*, 5/1/02**,
   LOC Bank of America                       1,735       1,736

                                                         6,589

Total Revenue Bonds                                     74,187

Total Ohio Municipal Bonds (Cost $206,233)             212,977

Investment Companies (4.5%)

Blackrock Ohio Money Market              3,000,000       3,000
Touchstone Ohio Money Market             6,010,193       6,010

Total Investment Companies (Cost $9,010)                 9,010

Total Investments (Cost $215,243) (a) -- 110.9%        221,987

Liabilities in excess of other assets -- (10.9)%      (21,834)

NET ASSETS -- 100.0%                                  $200,153


(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                            $7,020

    Unrealized depreciation                              (276)

    Net unrealized appreciation                        $6,744

* Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at April 30, 2002.

** Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

AMBAC -- AMBAC Indemnity Corp. AMT -- Alternative Minimum Tax

FGIC -- Insured by Financial Guaranty Insurance Corp.

FHA -- Federal Home Association

FSA -- Insured by Financial Security Assurance

GNMA -- Insured byGovernment National Mortgage Association

LOC -- Letter of Credit

MBIA -- Insured by Municipal Bond Insurance Association

                      See notes to financial statements.


                                           Statements of Assets and Liabilities
The Victory Portfolios                                           April 30, 2002

(Amounts in Thousands, Except Per Share Amounts)                    (Unaudited)


                                                                                  National         New York            Ohio
                                                                                  Municipal        Municipal         Municipal
                                                                                    Bond             Bond              Bond
                                                                                    Fund             Fund              Fund

ASSETS:
Investments, at value (Cost $84,308; $19,334; $215,243)                           $85,795           $20,009          $221,987
Interest and dividends receivable                                                     601               253             2,896
Receivable for capital shares issued                                                    2                --                --
Receivable from brokers for investments sold                                        5,263                --             6,530
Receivable from affiliates                                                             18                 3                 3
Prepaid expenses and other assets                                                      18                19                --

         Total Assets                                                              91,697            20,284           231,416

LIABILITIES:
Payable to brokers for investments purchased                                       17,310                --            31,084
Payable for capital shares redeemed                                                     4                --                10
Accrued expenses and other payables:
     Investment advisory fees                                                          15                 3                96
     Administration fees                                                                1                --                 3
     Custodian fees                                                                     3                 1                 5
     Transfer agent fees                                                                2                 1                 9
     Shareholder service fees -- Class A                                                9                --                12
     12b-1 Fees -- Class G                                                             --                --                31
     Other                                                                              1                 2                13

         Total Liabilities                                                         17,345                 7            31,263

NET ASSETS:
Capital                                                                            72,853            19,598           193,354
Accumulated net investment income (loss)                                              (46)               19                59
Net unrealized appreciation from investments                                        1,487               675             6,744
Accumulated undistributed net realized gains
   (losses) from investment transactions                                               58               (15)               (4)

         Net Assets                                                               $74,352           $20,277          $200,153

Net Assets
     Class A                                                                      $63,746           $15,825           $71,360
     Class G                                                                       10,606             4,452           128,793

         Total                                                                    $74,352           $20,277          $200,153

Outstanding units of beneficial interest (shares)
     Class A                                                                        5,990             1,272             6,073
     Class G                                                                          996               359            10,977

         Total                                                                      6,986             1,631            17,050

Net asset value
     Redemption price per share -- Class A                                        $ 10.64           $ 12.44          $  11.75
     Offering and redemption price per share -- Class G                           $ 10.65           $ 12.38          $  11.73

Maximum sales charge -- Class A                                                      2.00%             2.00%             2.00%

Maximum offering price per share (100%/(100%-maximum sales charge)
   of net asset value adjusted to nearest cent) -- Class A                        $ 10.86           $ 12.69          $  11.99


                      See notes to financial statements.


                                                       Statements of Operations
The Victory Portfolios                  For the Six Months Ended April 30, 2002

(Amounts in Thousands)                                              (Unaudited)


                                                                                      National          New York           Ohio
                                                                                      Municipal         Municipal        Municipal
                                                                                        Bond              Bond             Bond
                                                                                        Fund              Fund             Fund

Investment Income:
Interest income                                                                        $1,119             $ 527          $ 4,506
Dividend income                                                                            37                 3               42

     Total Income                                                                       1,156               530            4,548

Expenses:
Investment advisory fees                                                                  181                57              571
Administration fees                                                                        47                15              137
Shareholder service fees -- Class A                                                        70                20               89
12b-1 fees -- Class G                                                                      12                 6              149
Accounting fees                                                                            29                25               44
Custodian fees                                                                             13                 4               23
Legal and audit fees                                                                        3                 2                8
Trustees' fees and expenses                                                                 1                --                2
Transfer agent fees                                                                        21                10               43
Registration and filing fees                                                               12                 9               13
Printing fees                                                                               1                 1                4
Other                                                                                       2                 1                7

     Total Expenses                                                                       392               150            1,090

Expenses voluntarily reduced                                                              (80)              (41)              (2)

     Expenses before reimbursement from distributor                                       312               109            1,088
     Expenses reimbursed by distributor                                                    (5)               (9)              --

     Net Expenses                                                                         307               100            1,088

Net Investment Income                                                                     849               430            3,460

Realized/unrealized gains (losses) from investments:
Net realized gains (losses) from investment transactions                                   58               (15)              (3)
Change in unrealized appreciation/depreciation from investments                          (360)             (326)          (2,607)

Net realized/unrealized losses from investments                                          (302)             (341)          (2,610)

Change in net assets resulting from operations                                         $  547             $  89          $   850


                      See notes to financial statements.



The Victory Portfolios                      Statements of Changes in Net Assets

(Amounts in Thousands)

                                                     National Municipal          New York Municipal            Ohio Municipal
                                                          Bond Fund                   Bond Fund                   Bond Fund

                                                      Six                         Six                        Six
                                                    Months         Year         Months         Year        Months         Year
                                                     Ended         Ended         Ended         Ended        Ended         Ended
                                                   April 30,    October 31,    April 30,    October 31,   April 30,    October 31,
                                                     2002          2001          2002          2001         2002          2001

                                                  (Unaudited)                 (Unaudited)                (Unaudited)

From Investment Activities:
Operations:

     Net investment income                         $    849      $  1,660       $   430       $   801      $  3,460      $  7,477
     Net realized gains (losses) from
       investment transactions                           58         2,756           (15)           97            (3)        4,404
     Net change in unrealized
       appreciation/depreciation
       from investments                                (360)        1,272          (326)          555        (2,607)        6,155

Change in net assets resulting from operations          547         5,688            89         1,453           850        18,036

Distributions to Shareholders:
     From net investment income:
         Class A                                       (793)       (1,507)         (333)         (653)       (1,292)       (2,898)
         Class G                                       (134)         (150)          (96)         (131)       (2,156)       (4,622)
     From net realized gains from
       investment transactions                       (2,756)         (762)          (48)           --        (3,670)           --

Change in net assets from distributions
   to shareholders                                   (3,683)       (2,419)         (477)         (784)       (7,118)       (7,520)

Capital Transactions:
     Proceeds from shares issued                     26,822        31,837         2,613         7,192        24,662        39,911
     Dividends reinvested                             2,328         1,522           272           505         3,793         4,422
     Cost of shares redeemed                        (15,696)      (10,219)       (2,489)       (4,433)      (14,937)      (32,940)

Change in net assets from capital transactions       13,454        23,140           396         3,264        13,518        11,393

Change in net assets                                 10,318        26,409             8         3,933         7,250        21,909
Net Assets:
     Beginning of period                             64,034        37,625        20,269        16,336       192,903       170,994

     End of period                                 $ 74,352      $ 64,034       $20,277       $20,269      $200,153      $192,903

Share Transactions:
     Issued                                           2,530         2,952           209           573         2,103         3,369
     Reinvested                                         218           143            22            41           322           375
     Redeemed                                        (1,486)         (948)         (202)         (355)       (1,277)       (2,789)

Change in Shares                                      1,262         2,147            29           259         1,148           955




                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights

For a Share Outstanding Throughout Each Period


                                                              National Municipal Bond Fund

                                                                    Class A Shares

                                                Six
                                              Months        Year        Year         Year         Year         Year
                                               Ended        Ended       Ended        Ended        Ended        Ended
                                             April 30,   October 31,  October 31,  October 31,  October 31,  October 31,
                                               2002         2001        2000         1999         1998         1997
                                            (Unaudited)

Net Asset Value,
   Beginning of Period                     $ 11.19       $ 10.52      $ 10.17      $ 10.92      $ 10.51      $ 10.16

Investment Activities
     Net investment income                    0.14          0.36         0.40         0.41         0.43         0.45
     Net realized and unrealized gains
       (losses) from investments             (0.06)         0.87         0.40        (0.51)        0.41         0.35

         Total from
           Investment Activities              0.08          1.23         0.80        (0.10)        0.84         0.80

Distributions
     Net investment income                   (0.15)        (0.36)       (0.40)       (0.41)       (0.43)       (0.45)
     Net realized gains                      (0.48)        (0.20)       (0.05)       (0.24)          --           --

         Total Distributions                 (0.63)        (0.56)       (0.45)       (0.65)       (0.43)       (0.45)

Net Asset Value, End of Period             $ 10.64       $ 11.19      $ 10.52      $ 10.17      $ 10.92      $ 10.51

Total Return (excludes sales charges)         0.70%<F3>    12.09%        8.07%      (0.99)%        8.15%        8.10%

Ratios/Supplementary Data:
Net Assets at end of period (000)          $63,746       $55,279      $36,516      $37,579      $47,296      $47,705
Ratio of expenses to
   average net assets                         0.93%<F4>     1.05%        1.04%        0.86%        0.67%        0.36%
Ratio of net investment income
   to average net assets                      2.58%<F4>     3.28%        3.93%        3.80%        4.02%        4.43%
Ratio of expenses to
   average net assets<F1>                     1.19%<F4>     1.21%        1.33%        1.24%        1.22%        1.27%
Ratio of net investment income
   to average net assets<F1>                  2.32%<F4>     3.12%        3.64%        3.42%        3.47%        3.52%
Portfolio turnover <F5>                        231%          472%         270%         127%         152%         154%



<F1>  During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2>  Period from commencement of operations.

<F3>  Not annualized.

<F4>  Annualized.

<F5>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




The Victory Portfolios                                     Financial Highlights

For a Share Outstanding Throughout Each Period


                                                   National Municipal Bond Fund

                                                              Class G Shares

                                                Six                      December 17,
                                              Months           Year         1999
                                               Ended          Ended        through
                                             April 30,      October 31,  October 31,
                                               2002          2001          2000<F2>
                                            (Unaudited)

Net Asset Value,
   Beginning of Period                       $ 11.19        $10.52       $10.13

Investment Activities
     Net investment income                      0.14          0.34         0.32
     Net realized and unrealized gains
       (losses) from investments               (0.05)         0.87         0.40

         Total from
           Investment Activities                0.09          1.21         0.72

Distributions
     Net investment income                     (0.15)        (0.34)       (0.33)
     Net realized gains                        (0.48)        (0.20)          --

         Total Distributions                   (0.63)        (0.54)       (0.33)

Net Asset Value, End of Period               $ 10.65        $11.19       $10.52

Total Return (excludes sales charges)           0.77%<F3>    11.90%        7.26%<F3>

Ratios/Supplementary Data:
Net Assets at end of period (000)            $10,606        $8,755       $1,109
Ratio of expenses to
   average net assets                           0.96%<F4>     1.19%        1.48%<F4>
Ratio of net investment income
   to average net assets                        2.53%<F4>     3.01%        3.42%<F4>
Ratio of expenses to
   average net assets<F1>                       1.21%<F4>     1.37%        4.85%<F4>
Ratio of net investment income
   to average net assets<F1>                    2.28%<F4>     2.83%        0.05%<F4>
Portfolio turnover <F5>                          231%          472%         270%


<F1>  During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2>  Period from commencement of operations.

<F3>  Not annualized.

<F4>  Annualized.

<F5>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                                    Financial Highlights

For a Share Outstanding Throughout Each Period


                                                                   New York Municipal Bond Fund

                                                                          Class A Shares

                                                     Six
                                                   Months       Year       Year        Year        Year        Year
                                                    Ended       Ended      Ended       Ended       Ended       Ended
                                                  April 30,  October 31, October 31, October 31, October 31, October 31,
                                                    2002        2001       2000        1999        1998        1997
                                                (Unaudited)

Net Asset Value,
   Beginning of Period                           $ 12.66      $ 12.17     $ 11.99     $ 12.80     $ 12.68     $ 12.73

Investment Activities
     Net investment income                          0.26         0.59        0.61        0.61        0.61        0.68
     Net realized and unrealized gains
       (losses) from investments                   (0.19)        0.48        0.19       (0.81)       0.14        0.03

         Total from
           Investment Activities                    0.07         1.07        0.80       (0.20)       0.75        0.71

Distributions
     Net investment income                         (0.26)       (0.58)      (0.62)      (0.61)      (0.61)      (0.72)
     Net realized gains                            (0.03)          --          --          --       ( .02)      (0.04)

        Total Distributions                        (0.29)       (0.58)      (0.62)      (0.61)      (0.63)      (0.76)

Net Asset Value, End of Period                   $ 12.44      $ 12.66     $ 12.17     $ 11.99     $ 12.80     $ 12.68

Total Return (excludes sales charges)               0.58%<F3>    8.98%       7.00%      (1.74)%      6.12%       5.77%

Ratios/Supplementary Data:
Net Assets at end of period(000)                 $15,825      $15,458     $14,082     $14,084     $18,073     $15,335
Ratio of expenses to
   average net assets                               0.92%<F4>    1.05%       0.98%       0.95%       0.94%       0.94%
Ratio of net investment income
   to average net assets                            4.24%<F4>    4.80%       5.08%       4.82%       4.85%       5.32%
Ratio of expenses to
   average net assets<F1>                           1.41%<F4>    1.45%       1.60%       1.42%       1.35%       1.49%
Ratio of net investment income
   to average net assets<F1>                        3.75%<F4>    4.36%       4.46%       4.35%       4.44%       4.77%
Portfolio turnover <F5>                               11%          45%         26%         28%         38%         11%

<F1>  During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2>  Period from commencement of operations.

<F3>  Not annualized.

<F4>  Annualized.

<F5>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



The Victory Portfolios                                    Financial Highlights

For a Share Outstanding Throughout Each Period


                                                New York Municipal Bond Fund

                                                       Class G Shares

                                                 Six                    December 21,
                                                Months         Year          1999
                                                 Ended         Ended        through
                                                April 30,    October 31,   October 31,
                                                2002          2001         2000<F2>

                                              (Unaudited)

Net Asset Value,
   Beginning of Period                           $12.61        $12.11        $11.94

Investment Activities
     Net investment income                         0.25          0.53          0.52
     Net realized and unrealized gains
       (losses) from investments                  (0.20)         0.50          0.20

         Total from
           Investment Activities                   0.05          1.03          0.72

Distributions
     Net investment income                        (0.25)        (0.53)        (0.55)
     Net realized gains                           (0.03)           --            --

         Total Distributions                      (0.28)        (0.53)        (0.55)

Net Asset Value, End of Period                   $12.38        $12.61        $12.11

Total Return (excludes sales charges)              0.40%<F3>     8.64%         6.16%<F3>

Ratios/Supplementary Data:
Net Assets at end of period(000)                 $4,452        $4,811        $2,254
Ratio of expenses to
   average net assets                              1.16%<F4>     1.49%         1.54%<F4>
Ratio of net investment income
   to average net assets                           4.00%<F4>     4.33%         4.42%<F4>
Ratio of expenses to
   average net assets<F1>                          1.54%<F4>     1.79%         2.96%<F4>
Ratio of net investment income
   to average net assets<F1>                       3.62%<F4>     4.03%         3.00%<F4>
Portfolio turnover <F5>                              11%           45%           26%


<F1>  During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2>  Period from commencement of operations.

<F3>  Not annualized.

<F4>  Annualized.

<F5>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights

For a Share Outstanding Throughout Each Period


                                                                      Ohio Municipal Bond Fund

                                                                            Class A Shares

                                                 Six
                                                Months       Year         Year          Year         Year          Year
                                                 Ended       Ended       Ended         Ended         Ended        Ended
                                              April 30,   October 31,  October 31,   October 31,   October 31,  October 31,
                                                 2002        2001       2000           1999          1998         1997

                                            (Unaudited)

Net Asset Value,
   Beginning of Period                         $ 12.14       $ 11.45      $ 11.11       $ 12.04       $ 11.72      $ 11.43

Investment Activities
     Net investment income                        0.21          0.50         0.51          0.49          0.51         0.53
     Net realized and unrealized gains
       (losses) from investments                 (0.16)         0.69         0.34         (0.75)         0.42         0.29

         Total from
           Investment Activities                  0.05          1.19         0.85         (0.26)         0.93         0.82

Distributions
     Net investment income                       (0.21)        (0.50)       (0.51)        (0.49)        (0.51)       (0.53)
     Net realized gains                          (0.23)           --           --         (0.10)        (0.10)          --
     In excess of net realized gains                --            --           --         (0.08)           --           --

         Total Distributions                     (0.44)        (0.50)       (0.51)        (0.67)        (0.61)       (0.53)

Net Asset Value, End of Period                 $ 11.75       $ 12.14      $ 11.45       $ 11.11       $ 12.04      $ 11.72

Total Return (excludes sales charges)             0.45%<F4>    10.55%        7.84%        (2.29)%        8.18%        7.37%

Ratios/Supplementary Data:
Net Assets at end of period(000)               $71,360       $74,705      $64,414       $74,984       $82,704      $78,043
Ratio of expenses to
   average net assets                             1.12%<F5>     1.03%        0.94%         0.92%         0.91%        0.89%
Ratio of net investment income
   to average net assets                          3.66%<F5>     4.15%        4.52%         4.20%         4.31%        4.60%
Ratio of expenses to
   average net assets<F1>                         1.12%<F5>     1.11%        1.15%         1.14%         1.13%        0.99%
Ratio of net investment income
   to average net assets<F1>                      3.66%<F5>     4.07%        4.31%         3.98%         4.09%        4.50%
Portfolio turnover <F6>                             53%           96%          69%          112%           95%          74%


<F1>  During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2>  Period from commencement of operations.

<F3>  Effective March 26, 1999, the Gradison Ohio Tax-Free Fund merged into the
      Victory Ohio Municipal Bond Fund.

<F4>  Not annualized.

<F5>  Annualized.

<F6>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




The Victory Portfolios                                     Financial Highlights

For a Share Outstanding Throughout Each Period


                                                                      Ohio Municipal Bond Fund

                                                                            Class G Shares

                                                             Six                                 March 26,
                                                           Months       Year        Year          1999
                                                            Ended       Ended       Ended        through
                                                           April 30,  October 31,  October 31,  October 31,
                                                             2002        2001        2000          1999<F2><F3>

                                                         (Unaudited)

Net Asset Value,
   Beginning of Period                                     $  12.12     $  11.43     $  11.09     $  11.79

Investment Activities
     Net investment income                                     0.21         0.49         0.51         0.28
     Net realized and unrealized gains
       (losses) from investments                              (0.16)        0.69         0.34        (0.70)

         Total from
           Investment Activities                               0.05         1.18         0.85        (0.42)

Distributions
     Net investment income                                    (0.21)       (0.49)       (0.51)       (0.28)
     Net realized gains                                          --           --           --
     In excess of net realized gains                             --           --           --           --

         Total Distributions                                  (0.44)       (0.49)       (0.51)       (0.28)

Net Asset Value, End of Period                             $  11.73     $  12.12     $  11.43     $  11.09

Total Return (excludes sales charges)                          0.44%<F4>   10.55%        7.89%       (3.59)%<F4>

Ratios/Supplementary Data:
Net Assets at end of period(000)                           $128,793     $118,198     $106,580     $122,458
Ratio of expenses to
   average net assets                                          1.16%<F5>    1.04%        0.91%        0.90%<F5>
Ratio of net investment income
   to average net assets                                       3.62%<F5>    4.14%        4.56%        4.18%<F5>
Ratio of expenses to
   average net assets<F1>                                      1.16%<F5>    1.14%        1.13%        1.12%<F5>
Ratio of net investment income
   to average net assets<F1>                                   3.62%<F5>    4.04%        4.34%        3.96%<F5>
Portfolio turnover <F6>                                          53%          96%          69%         112%


<F1>  During the period, certain fees were voluntarily reduced and/or reimbursed.
      If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2>  Period from commencement of operations.

<F3>  Effective March 26, 1999, the Gradison Ohio Tax-Free Fund merged into the
      Victory Ohio Municipal Bond Fund.

<F4>  Not annualized.

<F5>  Annualized.

<F6>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.

Notes to Financial Statements
The Victory Portfolios                                           April 30, 2002

                                                                    (Unaudited)

1.   Organization:

     The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Delaware business trust. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of 27 active funds. The accompanying financial statements are those of the Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, International Growth Fund, Nasdaq-100 Index(R) Fund, LifeChoice Conservative Investor Fund, LifeChoice Moderate Investor Fund, LifeChoice Growth Investor Fund, (together the LifeChoice Funds), Balanced Fund, Convertible Fund (formerly the Convertible Securities Fund), Real Estate Fund (formerly the Real Estate Investment Fund), Intermediate Income Fund, Fund for Income, National Municipal Bond Fund, New York Municipal Bond Fund (formerly the New York Tax-Free Fund), and the Ohio Municipal Bond Fund (collectively, the "Funds").

     The Value Fund, Stock Index Fund, Growth Fund, Established Value, Special Value Fund, Small Company Opportunity Fund, International Growth Fund, Balanced Fund, Convertible Fund, Intermediate Income Fund, National Municipal Bond Fund, New York Municipal Bond Fund, and the Ohio Municipal Bond Fund are authorized to issue two classes of shares: Class A Shares and Class G Shares. The Nasdaq-100 Index(R) Fund, the Real Estate Fund, and the Fund for Income are authorized to issue three classes of shares:
     Class A Shares, Class C Shares and Class G Shares. The Diversified Stock Fund is authorized to issue four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class G shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

     The Value Fund and the Special Value Fund seek to provide long-term growth of capital and dividend income. The Diversified Stock Fund and the Growth Fund seek to provide long term growth of capital. The Stock Index Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index. The Established Value Fund seeks to obtain long-term capital growth by investing primarily in common stocks. The Small Company Opportunity Fund seeks to provide capital appreciation. The International Growth Fund seeks to provide capital growth consistent with reasonable investment risk. The Nasdaq-100 Index(R) Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the Nasdaq-100 Index(R). The LifeChoice Conservative Investor Fund seeks to provide current income combined with moderate growth of capital by allocating its assets primarily among registered investment companies that invest in fixed income securities and, to a lesser extent, equity securities.
     The LifeChoice Moderate Investor Fund seeks to provide growth of capital combined with a moderate level of current income by allocating its assets primarily among registered investment companies that invest in equity securities and, to a lesser extent, fixed income securities. The LifeChoice Growth Investor Fund seeks to provide growth of capital by allocating its assets primarily among registered investment companies that invest in equity securities. The Balanced Fund seeks to provide income and long-term growth of capital. The Convertible Fund seeks to provide a high level of current income together with long-term capital appreciation. The Real Estate Fund seeks to provide total return through investments in real estate-related securities. The Intermediate Income Fund seeks to provide a high level of income. The Fund for Income seeks to provide a high level of current income consistent with preservation of shareholders' capital. The National Municipal Bond Fund seeks to provide a high level of current interest income exempt from Federal income tax, as is consistent with the preservation of capital. The New York Municipal Bond Fund seeks to provide a high level of current income exempt from Federal, New York State, and New York City income taxes, consistent with the preservation of shareholders' capital. The Ohio Municipal Bond Fund seeks to produce a high level of current interest income which is exempt from both Federal income tax and Ohio personal income tax.

                                  Continued

The Victory Portfolios                                           April 30, 2002

                                                                    (Unaudited)

2.   Reorganization:

     On May 23, 2001, the Board of Directors of the Trust approved a Plan of Reorganization and Termination ("the 2001Reorganization") to merge and transfer all of the assets and liabilities of the Class A Shares and Class G Shares of the Investment Quality Bond Fund into the Class A Shares and the Class G Shares, respectively, of the Intermediate Income Fund. The 2001 Reorganization qualified as a tax-free exchange for Federal income tax purposes and was completed on October 14, 2001, following approval by shareholders at a shareholder meeting held on September 13, 2001. The following is a summary of shares outstanding, net assets, net asset value per share and net unrealized appreciation (depreciation) immediately before and after the 2001 Reorganization (amounts in thousands):

                                              Before                    After
                                             Transfer                  Transfer

                                     Victory         Victory          Victory
                                   Investment     Intermediate     Intermediate
                                     Quality          Income           Income
                                    Bond Fund          Fund             Fund

     Class A Shares (000)             10,353          21,671            31,772
     Class G Shares (000)                 43             152               195

     Total Shares (000)               10,396          21,823            31,967

     Class A Net Assets (000)       $ 99,906        $214,401          $314,307
     Class G Net Assets (000)            419           1,495             1,914

     Total Net Assets (000)         $100,325        $215,896          $316,221

     Net Asset Value
     Class A Shares                 $   9.65        $   9.89          $   9.89
     Class G Shares                 $   9.67        $   9.84          $   9.84

     Unrealized Appreciation (000)  $    230        $  5,975          $  6,205

3.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Investments of the Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, International Growth Fund, Nasdaq-100 Index(R) Fund, Balanced Fund, Convertible Fund, Real Estate Fund, Intermediate Income Fund, Fund for Income, National Municipal Bond Fund, New York Municipal Bond Fund, and the Ohio Municipal Bond Fund are valued at their market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded or on the basis of valuation procedures approved by the Board of Trustees. For the LifeChoice Funds as well as the other Funds, investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments held by the Funds are reflected as either unrealized appreciation or depreciation.

     Securities Transactions and Related Income:

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of any applicable foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Foreign Currency Translation:

     The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Balanced Fund and the International Growth Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.


                                  Continued

The Victory Portfolios                                           April 30, 2002

                                                                    (Unaudited)

     The Trust isolates that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market prices of securities held.
     Realized foreign exchange gains or losses arise from sales and maturitie of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

     Repurchase Agreements:

     Each Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Trust's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller under a repurchase agreement is required to maintain the collateral held pursuant to the agreement valued at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

     Forward Currency Contracts:

     A forward currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

     Futures Contracts:

     The Value Fund, Diversified Stock Fund,Stock Index Fund, Growth Fund, Special Value Fund, Small Company Opportunity Fund, International Growth Fund, Nasdaq-100 Index(R) Fund,and the Balanced Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party t receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Trust may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Trust the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Trust to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

     Securities Purchased on a When-Issued Basis:

     All Funds except the LifeChoice Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying statements of assets and liabilities.
     There were no "when-issued" purchase commitments held by the Funds on April 30, 2002.

                                  Continued

The Victory Portfolios                                           April 30, 2002

                                                                    (Unaudited)

     Securities Lending:

     The Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, International Growth Fund, Nasdaq-100 Index(R) Fund, Balanced Fund, Convertible Fund, Real Estate Fund, Intermediate Income Fund, and the Fund for Income may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Trustees. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund. Key Trust Company of Ohio, N.A. ("Key Trust"), an affiliate of the Adviser, serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"). Under guidelines established by the Board of Trustees, the Fund must maintain loan collateral with Key Trust at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Key Trust, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time. The following Funds loaned securities and held collateral with the following market values as of April 30, 2002 (amounts in thousands):

                                          Market Value           Market Value
                                      of Loaned Securities       of Collateral

     Value Fund                             $ 75,630               $ 77,828
     Diversified Stock Fund                  365,162                380,349
     Stock Index Fund                        139,863                145,050
     Growth Fund                              86,415                 88,654
     Established Value Fund                   63,503                 65,532
     Special Value Fund                       65,945                 67,745
     Small Company Opportunity Fund           32,115                 32,613
     Balanced Fund                            74,399                 76,484
     Intermediate Income Fund                 50,773                 52,249

     The collateral was fully comprised of cash, and short-term securities purchased with such cash collateral, as of April 30, 2002.

     Dividends to Shareholders:

     Dividends from net investment income are declared and paid quarterly for the Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, International Growth Fund, Nasdaq-100 Index(R) Fund, the LifeChoice Funds, Convertible Fund, and the Real Estate Fund. Dividends from net investment income are declared and paid monthly for the Balanced Fund, Intermediate Income Fund, Fund for Income, National Municipal Bond Fund, New York Municipal Bond Fund, and the Ohio Municipal Bond Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund are reclassified as an offset to capital in the accompanying statements of assets and liabilities.

     Federal Income Taxes:

     It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

                                  Continued

The Victory Portfolios                                           April 30, 2002

                                                                    (Unaudited)

     Other:

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or other appropriate basis. Fees paid under a Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

4.   Purchases and Sales of Securities:

     Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2002 were as follows (amounts in thousands):

                                                   Purchases        Sales

     Value Fund                                    $ 87,027        $100,966
     Diversified Stock Fund                         714,148         519,399
     Stock Index Fund                                19,658          59,711
     Growth Fund                                     51,168          62,253
     Established Value Fund                          91,190         118,602
     Special Value Fund                             100,728          88,148
     Small Company Opportunity Fund                  30,985          37,809
     International Growth Fund                      137,357         155,231
     Nasdaq-100 Index(R)Fund                          6,210           2,698
     LifeChoice Conservative Investor Fund            3,300           1,865
     LifeChoice Moderate Investor Fund                8,864           7,583
     LifeChoice Growth Investor Fund                  5,377           3,229
     Balanced Fund                                  165,374         195,660
     Convertible Fund                                24,660          26,962
     Real Estate Fund                                 5,244           3,705
     Intermediate Income Fund                       218,147         210,950
     Fund for Income                                148,892         131,841
     National Municipal Bond Fund                   155,956         136,622
     New York Municipal Bond Fund                     3,033           2,136
     Ohio Municipal Bond Fund                       111,129          95,713

5.   Related Party Transactions:

     Investment advisory services are provided to all the Funds by Victory Capital Management Inc. (formerly known as Key Asset Management Inc.) ("the Adviser"), a wholly owned subsidiary of KeyCorp. Credit Agricole Asset Management (formerly known as Indocam International Investment Services, S.A.) serves as a sub-adviser for the International Growth Fund. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. The Adviser, and not the Trust, pays sub-advisory fees as applicable. Key Bank National Association serving as custodian for all of the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

     Under terms of the investment advisory agreement, the Investment Advisory Fees of the Established Value Fund and the Small Company Opportunity Fund are computed at the annual rate of 0.65% of the Fund's average daily net assets up to $100 million, 0.55% of the Fund's average daily net assets between $100 million and $200 million, and 0.45% of the Fund's average daily net assets greater than $200 million.

     BISYS Fund Services, Inc.(the "Administrator"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator to the Trust. Certain officers of the Trust are affiliated with BISYS. Such officers receive no direct payments or fees from the Trust for serving as officers.

     Under the terms of the administration agreement, the Administrator's fee is computed at the annual rate of 0.14% of the Trust's average daily net assets up to $8 billion, 0.10% of the Trust's average daily net assets between $8 billion and $25 billion, and 0.08% of the Trust's average daily net assets greater than $25 billion. The Administrator's fees for the LifeChoice Funds is computed at the annual rate of 0.01% of the average daily net assets of each Fund with a minimum of $12,000 per Fund per year. Under a Sub-Administration agreement, BISYS pays the Adviser a fee of up to 0.05% of each Fund's average daily net assets to perform certain of the administrative duties for the Funds.

                                  Continued

The Victory Portfolios                                           April 30, 2002

                                                                    (Unaudited)

     In addition, BISYS Ohio serves the Trust as Fund Accountant and Transfer Agent for the Funds. Under the terms of the Fund Accounting and Transfer Agency Agreements, BISYS Ohio is entitled to receive fees and reimbursement of out-of-pocket expenses incurred in providing fund accounting and transfer agent services.

     BISYS Fund Services Limited Partnership (the "Distributor"), a wholly owned subsidiary of BISYS, serves as distributor for the shares of the Trust. Pursuant to the Trust's 12b-1 Plan, the Distributor may receive distribution services fees computed at the annual rate of 0.75% of the average daily net assets of Class B Shares of the Diversified Stock Fund. The Distributor may also receive a monthly service fee at an annual rate of up to 0.25% of the average daily net assets of the Class G shares of the Value Fund, Diversified Stock Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, International Growth Fund, Nasdaq-100 Index(R) Fund, Balanced Fund, Convertible Fund, Real Estate Fund, Intermediate Income Fund, Fund for Income, National Municipal Bond Fund, New York Municipal Bond Fund and the Ohio Municipal Bond Fund. The service fee is paid to securities brokers or other financial intermediaries for providing personal services to shareholders of the Funds, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. The Distributor may also receive a fee for general distribution services and for its assistance in selling Class G shares of the Funds. This fee is computed and paid at an annual rate of 0.25% of the average daily net assets of the Class G shares of the Value Fund, Diversified Stock Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, International Growth Fund, Balanced Fund, Convertible Fund, and the Real Estate Fund.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an affiliate of BISYS, serves as Shareholder Servicing Agent for Class A shares of all the Funds except the Stock Index Fund, and the Class B shares for the Diversified Stock Fund. As such, BISYS Ohio provides support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, BISYS Ohio may receive a fee of up to 0.25% of the average daily net assets of the Funds serviced. Shareholder servicing may also be provided by other entities, which may be affiliated with the Adviser, to supplement those services provided by BISYS Ohio.

     In addition, the Distributor is entitled to receive commissions on sales of the Class A Shares of the Funds. For the six months ended April 30, 2002, the Distributor received approximately $619,000 from commissions earned on sales of the Class A Shares of the Funds, a portion of which the Distributor reallowed to dealers of the Funds' shares including approximately $581,000 to affiliates of the Funds.

     Fees may be voluntarily reduced or reimbursed to assist the funds in maintaining competitive expense ratios.

     Additional information regarding related party transactions is as follows for the period ended April 30, 2002:



                                                           Investment             Administration     Shareholder
                                                          Advisory Fees                Fees        Servicing Fees

                                                 Percentage
                                                 of Average        Voluntary         Voluntary        Voluntary
                                                    Daily             Fee               Fee              Fee
                                                 Net Assets       Reductions        Reductions       Reductions

                                                                     (000)             (000)            (000)

     Value Fund                                     0.75%               --               --               --
     Diversified Stock Fund                         0.65%               --               --              $78
     Stock Index Fund                               0.60%             $ 98             $366               --
     Growth Fund                                    0.75%               --               --               --
     Established Value Fund                         0.65%              149               --                4
     Special Value Fund                             0.80%               --               --               --
     Small Company Opportunity Fund                 0.65%                6               56                4
     International Growth Fund                      1.10%               80               --               --
     Nasdaq-100 Index(R)Fund                        0.60%               48               11               --
     LifeChoice Conservative Investor Fund          0.20%                9               --               --
     LifeChoice Moderate Investor Fund              0.20%               30               --               --
     LifeChoice Growth Investor Fund                0.20%               16               --               --
     Balanced Fund                                  0.80%               --              160               --
     Convertible Fund                               0.75%               --               --                9
     Real Estate Fund                               0.80%               21               --                3
     Intermediate Income Fund                       0.75%              291               --               --
     Fund for Income                                0.50%               --               --               14
     National Municipal Bond Fund                   0.55%               80               --               --
     New York Municipal Bond Fund                   0.55%               29                9                3
     Ohio Municipal Bond Fund                       0.60%               --               --                2


                                  Continued


                                       Notes to Financial Statements--continued
The Victory Portfolios                                           April 30, 2002

                                                                    (Unaudited)


6.   Capital Share Transactions:

     Capital share transactions for those Funds with multiple share classes were as follows (amounts in thousands):

                                               Value            Diversified              Stock
                                               Fund             Stock Fund            Index Fund

                                        Six                    Six                   Six
                                      Months       Year      Months      Year       Months      Year
                                      Ended       Ended      Ended      Ended       Ended      Ended
                                    April 30,  October 31, April 30, October 31,  April 30, October 31,
                                      2002        2001       2002       2001        2002       2001

     Capital Transactions:
     Class A Shares:
     Proceeds from shares issued     $ 35,485     $ 77,245  $230,182   $ 375,833   $ 36,039     $70,080

     Dividends reinvested              42,165       76,140    27,066     124,337     43,339      22,325
     Cost of shares redeemed          (51,831)     (98,040)  (91,023)   (216,198)   (77,161)   (193,075)

     Total                           $ 25,819     $ 55,345  $166,225   $ 283,972   $  2,217   $(100,670)

     Class B Shares:
     Proceeds from shares issued     $     --   $       --  $     50   $      64   $     --   $      --
     Dividends reinvested                  --           --     1,652       9,685         --          --
     Cost of shares redeemed               --           --    (3,446)     (9,000)        --          --

     Total                           $     --     $     --  $ (1,744)  $     749   $     --   $      --

     Class C Shares:
     Proceeds from shares issued     $     --     $     --  $  1,082   $      --   $     --   $      --
     Dividends reinvested                  --           --        --          --         --          --
     Cost of shares redeemed               --           --        (1)         --         --          --

     Total                           $     --     $     --  $  1,081   $      --   $     --   $      --

     Class G Shares:
     Proceeds from shares issued     $  5,711     $  3,760  $ 60,665   $  47,852   $  3,671   $  12,334
     Dividends reinvested                 488          434     4,103      18,581      2,140         812
     Cost of shares redeemed           (1,002)       (854)   (13,664)    (25,620)    (4,651)     (7,764)

     Total                           $  5,197     $  3,340  $ 51,104   $  40,813   $  1,160   $   5,382

     Share Transactions:
     Class A Shares:
     Issued                             2,812        5,276    16,013      24,712      2,139       3,529
     Reinvested                         3,367        5,097     1,896       8,372      2,557       1,044
     Redeemed                          (4,115)      (6,678)   (6,367)    (14,573)    (4,560)    (10,065)

     Total                              2,064        3,695    11,542      18,511        136      (5,492)

     Class B Shares:
     Issued                                --           --         3           4         --          --
     Reinvested                            --           --       122         680         --          --
     Redeemed                              --           --      (254)       (632)        --          --

     Total                                 --           --      (129)         52         --          --

     Class C Shares:
     Issued                                --           --        75          --         --          --
     Reinvested                            --           --        --          --         --          --
     Redeemed                              --           --        --          --         --          --

     Total                                 --          --         75          --         --          --

     Class G Shares:
     Issued                               460          253     4,254       3,223        217         620
     Reinvested                            39           29       288       1,251        126          38
     Redeemed                             (79)         (59)     (955)     (1,728)      (275)       (408)

     Total                                420          223     3,587       2,746         68         250



                                       Notes to Financial Statements--continued
The Victory Portfolios                                           April 30, 2002

                                                                    (Unaudited)


6.   Capital Share Transactions:

     Capital share transactions for those Funds with multiple share classes were as follows (amounts in thousands):

                                                         Growth                  Established
                                                          Fund                     Value Fund

                                                     Six                       Six
                                                    Months       Year         Months       Year
                                                    Ended        Ended          Ended       Ended
                                                   April 30,   October 31,    April 30,  October 31,
                                                     2002         2001          2002        2001

     Capital Transactions:
     Class A Shares:
     Proceeds from shares issued                    $ 26,874    $ 246,922     $ 20,725     $ 26,126
     Dividends reinvested                              1,665       28,819        6,824        1,193
     Cost of shares redeemed                         (40,665)    (117,455)     (11,765)      (5,741)

     Total                                          $(12,126)   $ 158,286     $ 15,784     $ 21,578
     Class B Shares:
     Proceeds from shares issued                    $     --    $      --     $     --     $     --
     $     --
     Dividends reinvested                                 --           --           --           --
     Cost of shares redeemed                              --           --           --           --

     Total                                          $     --    $      --     $     --     $     --

     Class C Shares:
     Proceeds from shares issued                    $     --    $      --     $     --     $     --
     Dividends reinvested                                 --           --           --           --
     Cost of shares redeemed                              --           --           --           --

     Total                                          $     --    $      --     $     --     $     --

     Class G Shares:
     Proceeds from shares issued                    $  3,072    $   3,335     $ 24,670     $ 21,929
     Dividends reinvested                                 31          476       56,106       31,470
     Cost of shares redeemed                          (1,420)      (2,013)     (67,830)     (74,658)

     Total                                          $  1,683    $   1,798     $ 12,946     $(21,259)

     Share Transactions:
     Class A Shares:
     Issued                                            1,494       10,523          807          848
     Reinvested                                           91        1,277          302           39
     Redeemed                                         (2,263)      (5,945)        (465)        (181)

     Total                                              (678)       5,855          644          706

     Class B Shares:
     Issued                                               --           --           --           --
     Reinvested                                           --           --           --           --
     Redeemed                                             --           --           --           --

     Total                                                --           --           --           --

     Class C Shares:
     Issued                                               --           --           --           --
     Reinvested                                           --           --           --           --
     Redeemed                                             --           --           --           --

     Total                                                --           --           --           --

     Class G Shares:
     Issued                                              170          167        1,000          710
     Reinvested                                            2           21        2,483        1,027
     Redeemed                                            (79)        (108)      (2,685)      (2,394)

     Total                                                93           80          798         (657)


                                  Continued


                                       Notes to Financial Statements--continued
The Victory Portfolios                                           April 30, 2002

                                                                    (Unaudited)


                                           Special Value          Small Company          International            Nasdaq-100
                                               Fund             Opportunity Fund          Growth Fund             Index(R) Fund

                                         Six                     Six                    Six                     Six
                                       Months       Year       Months       Year      Months      Year        Months      Period
                                        Ended       Ended       Ended       Ended      Ended      Ended        Ended       Ended
                                      April 30,  October 31,  April 30,  October 31, April 30, October 31,   April 30,  October 31,
                                        2002        2001        2002        2001       2002       2001         2002        2001

     Capital Transactions:
     Class A Shares:
     Proceeds from shares issued      $ 79,310    $ 63,441   $ 34,179    $ 19,913   $ 128,532  $ 231,717     $ 4,081     $12,720
     Dividends reinvested               18,335      28,512      1,815         804          --      8,711          --          20
     Cost of shares redeemed           (62,172)    (62,355)   (26,631)     (7,754)   (142,065)  (256,402)     (1,988)     (2,198)

     Total                            $ 35,473    $ 29,598   $  9,363    $ 12,963   $ (13,533) $ (15,974)    $ 2,093     $10,542

     Class C Shares:
     Proceeds from shares issued      $     --    $     --   $     --    $     --   $      --  $      --     $    68     $    --
     Dividends reinvested                   --          --         --          --          --         --          --          --
     Cost of shares redeemed                --          --         --          --          --         --         (40)         --

     Total                            $     --    $     --   $     --    $     --   $      --  $      --     $    28     $    --

     Class G Shares:
     Proceeds from shares issued      $    280    $    606   $ 22,308    $ 17,076   $  28,731  $  15,199     $ 1,340     $ 7,312
     Dividends reinvested                   73          20      6,676       4,897          --      4,391          --          29
     Cost of shares redeemed               (55)        (27)   (30,895)    (23,092)    (35,621)   (18,650)       (605)     (1,855)

     Total                             $    298    $    599   $ (1,911)   $ (1,119)  $  (6,890) $     940     $   735     $ 5,486

     Share Transactions:
     Class A Shares:
     Issued                              5,886       4,513      1,473         784      14,687     23,143         942       2,229
     Reinvested                          1,498       2,158         84          33          --        734          --           4
     Redeemed                           (4,677)     (4,510)    (1,162)       (317)    (16,198)   (25,273)       (486)       (477)

     Total                               2,707       2,161        395         500      (1,511)    (1,396)        456       1,756

     Class C Shares:
     Issued                                 --          --         --          --          --         --          16          --
     Reinvested                             --          --         --          --          --         --          --          --
     Redeemed                               --          --         --          --          --         --         (10)         --

     Total                                  --          --         --          --          --         --           6          --

     Class G Shares:
     Issued                                 21          44        954         680       3,325      1,582         305       1,162
     Reinvested                              6           2        311         199          --        372          --           5
     Redeemed                               (4)         (2)    (1,326)       (922)     (4,103)    (1,915)       (142)       (345)

     Total                                  23          44        (61)        (43)       (778)        39         163         822


                                  Continued


                                       Notes to Financial Statements--continued
The Victory Portfolios                                           April 30, 2002

                                                                    (Unaudited)


                                                      Balanced                    Convertible                   Real Estate
                                                        Fund                         Fund                          Fund

                                                 Six                          Six                           Six
                                               Months          Year         Months          Year          Months          Year
                                                Ended          Ended         Ended          Ended          Ended          Ended
                                              April 30,     October 31,    April 30,     October 31,     April 30,     October 31,
                                                2002           2001          2002           2001           2002           2001

     Capital Transactions:
     Class A Shares:
     Proceeds from shares issued              $ 25,601       $ 68,339      $ 10,878       $ 44,968        $ 4,270       $ 6,449
     Dividends reinvested                       23,712         33,708           707          9,477            169           278
     Cost of shares redeemed                   (64,712)       (64,715)      (11,813)       (55,363)        (3,197)       (4,715)

     Total                                    $(15,399)      $ 37,332      $   (228)      $   (918)       $ 1,242       $ 2,012

     Class C Shares:
     Proceeds from shares issued              $     --       $     --      $     --       $     --        $   166       $    --
     Dividends reinvested                           --             --            --             --             --            --
     Cost of shares redeemed                        --             --            --             --             (1)           --

     Total                                    $     --       $     --      $     --       $     --        $   165       $    --

     Class G Shares:
     Proceeds from shares issued              $  1,504       $  1,519      $    570       $  2,249        $ 2,880       $   637
     Dividends reinvested                          148            110            17             56             32            12
     Cost of shares redeemed                      (321)          (314)       (1,428)           (95)           (86)          (31)

     Total                                    $  1,331       $  1,315      $   (841)      $  2,210        $ 2,826       $   618

     Share Transactions:
     Class A Shares:
     Issued                                      2,168          5,172           943          3,634            329           533
     Reinvested                                  1,981          2,541            61            770             13            23
     Redeemed                                   (5,447)        (4,930)       (1,023)        (4,550)          (242)         (388)

     Total                                      (1,298)         2,783           (19)          (146)           100           168

     Class C Shares:
     Issued                                         --             --            --             --             12            --
     Reinvested                                     --             --            --             --             --            --
     Redeemed                                       --             --            --             --             --<F1>        --

     Total                                          --             --            --             --             12            --

     Class G Shares:
     Issued                                        125            115            49            191            223            51
     Reinvested                                     12              8             1              5              3             1
     Redeemed                                      (27)           (24)         (122)            (8)            (7)           (3)

     Total                                         110             99           (72)           188            219            49


<F1> Rounds to less than 1,000.



                                  Continued


                                       Notes to Financial Statements--continued
The Victory Portfolios                                           April 30, 2002

                                                                    (Unaudited)


                                                      Intermediate                   Fund for
                                                       Income Fund                    Income

                                                   Six                           Six
                                                 Months          Year          Months         Year
                                                  Ended          Ended          Ended         Ended
                                                April 30,     October 31,     April 30,    October 31,
                                                  2002           2001           2002          2001

     Capital Transactions:
     Class A Shares:
     Proceeds from shares issued                $ 77,374       $ 80,857       $ 56,281      $102,237
     Proceeds from shares issued
       in connection with merger                      --         99,906             --            --
     Dividends reinvested                          5,057          7,934          3,510         5,514
     Cost of shares redeemed                     (83,624)       (73,826)       (49,036)      (44,795)

     Total                                      $ (1,193)      $114,871       $ 10,755      $ 62,956

     Class C Shares:
     Proceeds from shares issued                $     --       $     --       $     48      $     --
     Dividends reinvested                             --             --             --            --
     Cost of shares redeemed                          --             --             (1)           --

     Total                                      $     --       $     --       $     47      $     --

     Class G Shares:
     Proceeds from shares issued                $  2,622       $  1,529       $ 71,539      $126,822
     Proceeds from shares issued
       in connection with merger                      --            419             --            --
     Dividends reinvested                             41             33          5,854         9,465
     Cost of shares redeemed                      (3,054)          (650)       (59,361)      (46,844)

     Total                                      $   (391)      $  1,331       $ 18,032      $ 89,443

     Share Transactions:
     Class A Shares:
     Issued                                        7,914          8,310          4,282         7,765
     Issued in connection with merger                 --         10,101             --            --
     Reinvested                                      520            821            268           421
     Redeemed                                     (8,545)        (7,598)        (3,718)       (3,405)

     Total                                          (111)        11,634            832         4,781

     Class C Shares:
     Issued                                           --             --              4            --
     Reinvested                                       --             --             --            --
     Redeemed                                         --             --             --<F1>        --

     Total                                            --             --              4            --

     Class G Shares:
     Issued                                          270            159          5,427         9,636
     Issued in connection with merger                 --             43             --            --
     Reinvested                                        4              3            446           722
     Redeemed                                       (315)           (69)        (4,517)       (3,573)

     Total                                           (41)           136          1,356         6,785


<F1> Rounds to less than 1,000.



                                  Continued


                                       Notes to Financial Statements--continued
The Victory Portfolios                                           April 30, 2002

                                                                    (Unaudited)


                                                  National Municipal            New York Municipal            Ohio Municipal
                                                       Bond Fund                     Bond Fund                   Bond Fund

                                                  Six                           Six                          Six
                                                Months          Year          Months         Year          Months         Year
                                                 Ended          Ended          Ended         Ended          Ended         Ended
                                               April 30,     October 31,     April 30,    October 31,     April 30,    October 31,
                                                 2002           2001           2002          2001           2002          2001

     Capital Transactions:
     Class A Shares:
     Proceeds from shares issued               $ 24,215        $22,328       $ 1,916        $ 3,164       $ 5,604       $ 16,364
     Dividends reinvested                         1,959          1,378           175            381           585            611
     Cost of shares redeemed                    (14,988)        (7,882)       (1,429)        (2,726)       (7,120)       (10,689)

     Total                                     $ 11,186        $15,824       $   662        $   819       $  (931)      $  6,286

     Class G Shares:
     Proceeds from shares issued               $  2,607        $ 9,509       $   697        $ 4,028       $19,058       $ 23,547
     Dividends reinvested                           369            144            97            124         3,208          3,811
     Cost of shares redeemed                       (708)        (2,337)       (1,060)        (1,707)       (7,817)       (22,251)

     Total                                     $  2,268        $ 7,316       $  (266)       $ 2,445       $14,449       $  5,107

     Share Transactions:
     Class A Shares:
     Issued                                       2,284          2,069           153            250           479          1,378
     Reinvested                                     183            130            14             31            50             52
     Redeemed                                    (1,419)          (729)         (115)          (218)         (609)          (902)

     Total                                        1,048          1,470            52             63           (80)           528

     Class G Shares:
     Issued                                         246            883            56            323         1,624          1,991
     Reinvested                                      35             13             8             10           272            323
     Redeemed                                       (67)          (219)          (87)          (137)         (668)        (1,887)

     Total                                          214            677           (23)           196         1,228            427


7.   Concentration of Credit Risk:

     The New York Municipal Bond Fund and Ohio Municipal Bond Fund invest primarily in municipal debt obligations issued by the respective states and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. These Funds are more susceptible to economic and political factors which might adversely affect municipalities and companies within those states than are other types of funds which are not geographically concentrated to the same extent.

8.   Recent Accounting Pronouncements:

     In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The revised version of the Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires investment companies to amortize all premiums and accrete all discounts on fixed income securities. The Balanced Fund, Convertible Fund, Intermediate Income Fund, Fund for Income, National Municipal Bond Fund, New York Municipal Bond Fund and Ohio Municipal Bond Fund adopted this provision effective November 1, 2001. As a result, the Funds will record cumulative effect adjustments to conform with accounting principles generally accepted in the United States of America. These adjustments, which do not affect a Fund's net assets overall, will have the following corresponding increase/(decrease) to undistributed net investment income with and offsetting decrease/(increase) to unrealized appreciation of securities:

                                                               Adjustment

                                                                  (000)

                     Balanced Fund                               $(117)
                     Convertible Fund                               --
                     Intermediate Income Fund                     (242)
                     Fund for Income                              (816)
                     National Municipal Bond Fund                    4
                     New York Municipal Bond Fund                   12
                     Ohio Municipal Bond Fund                       22

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


The Victory Funds                                                      PRSRTSTD
P.O. Box 182593                                                    U.S. POSTAGE
Columbus, Ohio 43218-2593                                                  PAID
                                                                  Cleveland, OH
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